UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

July 31, 2013

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 0.1%)

COMMON STOCKS—99.9%

Shares		Value (000s)
AEROSPACE & DEFENSE—6.1%
3,750,426	Boeing Co.	$394,170
1,697,879	Precision Castparts Corp.	376,454
6,521,148	Rolls-Royce Holdings plc (UK)*	116,266
3,119,569	United Technologies Corp.	329,333

		1,216,223

BEVERAGES—1.1%
7,101,111	Diageo plc (UK)	222,540

BIOTECHNOLOGY—9.1%
2,793,152	Alexion Pharmaceuticals Inc.*	324,648
2,003,422	Biogen Idec Inc.*	437,007
1,850,588	Celgene Corp.*	271,777

Shares		Value (000s)
BIOTECHNOLOGY—Continued
6,904,327	Gilead Sciences Inc.*	$424,271
4,391,114	Vertex Pharmaceuticals Inc.*	350,411

		1,808,114

CAPITAL MARKETS—2.7%
1,823,109	Goldman Sachs Group Inc.	299,044
8,628,036	Morgan Stanley	234,769

		533,813

CHEMICALS—2.6%
5,264,382	Monsanto Co.	520,016

COMPUTERS & PERIPHERALS—5.0%
1,711,789	Apple Inc.	774,585
7,974,954	EMC Corp.	208,545

		983,130

ENERGY EQUIPMENT & SERVICES—1.5%
3,460,455	FMC Technologies Inc.*	184,442
1,298,447	Schlumberger Ltd.	105,603

		290,045

FOOD & STAPLES RETAILING—3.8%
3,532,478	Costco Wholesale Corp.	414,324
6,233,184	Whole Foods Market Inc.	346,441

		760,765

FOOD PRODUCTS—1.5%
9,558,457	Mondelez International Inc.	298,893

HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
7,578,867	Abbott Laboratories	277,614

HEALTH CARE PROVIDERS & SERVICES—2.1%
3,292,671	Express Scripts Holding Co.*	215,835
2,830,296	UnitedHealth Group Inc.	206,187

		422,022

HOTELS, RESTAURANTS & LEISURE—3.5%
494,978	Chipotle Mexican Grill Inc.*	204,064
5,525,534	Dunkin’ Brands Group Inc.	238,703
3,626,146	Starbucks Corp.	258,327

		701,094

INTERNET & CATALOG RETAIL—7.2%
2,408,773	Amazon.com Inc.*	725,570
628,400	NetFlix Inc.*	153,468
619,032	Priceline.com Inc.*	542,068

		1,421,106

INTERNET SOFTWARE & SERVICES—10.2%
4,917,240	eBay Inc.*	254,172
9,802,325	Facebook Inc.*	361,019
973,117	Google Inc.*	863,739
2,046,512	LinkedIn Corp.*	417,059
2,718,281	Rackspace Hosting Inc.*	123,111

		2,019,100

IT SERVICES—6.0%
1,239,882	MasterCard Inc.	757,084
2,435,589	VISA Inc.	431,124

		1,188,208

LIFE SCIENCES TOOLS & SERVICES—1.3%
3,272,156	Illumina Inc.*	261,184

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
MEDIA—2.9%
2,351,147	Discovery Communications Inc.*	$187,433
6,093,161	Walt Disney Co.	393,923

		581,356

OIL, GAS & CONSUMABLE FUELS—2.7%
2,637,696	Concho Resources Inc.*	236,575
2,182,212	Enbridge Inc. (CAN)	96,999
1,416,008	EOG Resources Inc.	206,015

		539,589

PERSONAL PRODUCTS—1.7%
5,153,319	Estée Lauder Companies Inc.	338,315

PHARMACEUTICALS—4.9%
2,417,006	Allergan Inc.	220,238
4,930,717	Bristol-Myers Squibb Co.	213,204
2,062,540	Novo Nordisk AS ADR (DEN)[1]	348,404
1,555,140	Perrigo Co.	193,444

		975,290

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
2,355,089	American Tower Corp.	166,717

ROAD & RAIL—3.3%
1,538,258	Canadian Pacific Railway Ltd. (CAN)	189,021
1,211,853	Kansas City Southern	130,577
2,076,504	Union Pacific Corp.	329,313

		648,911

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
5,856,234	ARM Holdings plc ADR (UK)[1]	235,128
2,977,580	Avago Technologies Ltd. (SGP)	109,218
477,261	Broadcom Corp.	13,158

		357,504

SOFTWARE—6.2%
6,028,554	Red Hat Inc.*	312,098
8,018,477	Salesforce.com Inc.*	350,808
3,465,162	Splunk Inc.*	173,293
61,233	Tableau Software Inc.*	3,392
2,950,134	VMware Inc.*	242,472
2,169,510	Workday Inc.*	148,156

		1,230,219

Shares		Value (000s)
SPECIALTY RETAIL—4.2%
2,855,069	Inditex SA (SP)	$381,108
8,733,754	TJX Cos. Inc.	454,504

		835,612

TEXTILES, APPAREL & LUXURY GOODS—5.6%
1,255,723	Lululemon Athletica Inc. (CAN)*	87,360
4,261,450	Luxottica Group SpA (IT)	225,771
6,008,707	Nike Inc.	378,068
1,641,909	Ralph Lauren Corp.	298,926
206,288	Swatch Group AG (SWS)	122,587

		1,112,712

WIRELESS TELECOMMUNICATION SERVICES—0.6%
1,569,129	Crown Castle International Corp.*	110,231

TOTAL COMMON STOCKS (Cost $13,841,350)		19,820,323

SHORT-TERM INVESTMENTS—0.2%
(Cost $42,077)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$42,077	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $42,924)	42,077

TOTAL INVESTMENTS—100.1% (Cost $13,883,427)		19,862,400

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(20,753)

TOTAL NET ASSETS—100.0%		$19,841,647

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$1,099,957	$116,266	$—	$1,216,223
Beverages	—	222,540	—	222,540
Biotechnology	1,808,114	—	—	1,808,114
Capital Markets	533,813	—	—	533,813
Chemicals	520,016	—	—	520,016
Computers & Peripherals	983,130	—	—	983,130
Energy Equipment & Services	290,045	—	—	290,045
Food & Staples Retailing	760,765	—	—	760,765
Food Products	298,893	—	—	298,893
Health Care Equipment & Supplies	277,614	—	—	277,614
Health Care Providers & Services	422,022	—	—	422,022
Hotels, Restaurants & Leisure	701,094	—	—	701,094
Internet & Catalog Retail	1,421,106	—	—	1,421,106
Internet Software & Services	2,019,100	—	—	2,019,100
IT Services	1,188,208	—	—	1,188,208
Life Sciences Tools & Services	261,184	—	—	261,184
Media	581,356	—	—	581,356
Oil, Gas & Consumable Fuels	539,589	—	—	539,589
Personal Products	338,315	—	—	338,315
Pharmaceuticals	975,290	—	—	975,290
Real Estate Investment Trusts (REITs)	166,717	—	—	166,717
Road & Rail	648,911	—	—	648,911
Semiconductors & Semiconductor Equipment	357,504	—	—	357,504
Software	1,230,219	—	—	1,230,219
Specialty Retail	454,504	381,108	—	835,612
Textiles, Apparel & Luxury Goods	764,354	348,358	—	1,112,712
Wireless Telecommunication Services	110,231	—	—	110,231
Short-Term Investments
Repurchase Agreements	—	42,077	—	42,077

Total Investments in Securities	$18,752,051	$1,110,349	$—	$19,862,400

There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

DEN	Denmark.

IT	Italy.

SGP	Singapore.

SP	Spain.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.7%)

COMMON STOCKS—97.3%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.9%
447,689	DigitalGlobe Inc.*	$14,505

AIRLINES—0.9%
208,345	Spirit Airlines Inc.*	6,886

AUTO COMPONENTS—2.0%
307,130	Allison Transmission Holdings Inc.	7,297
165,419	Tenneco Inc.*	7,995

		15,292

BEVERAGES—1.1%
136,430	Monster Beverage Corp.*	8,321

BIOTECHNOLOGY—2.6%
326,460	Arena Pharmaceuticals Inc.*	2,269
53,925	Cubist Pharmaceuticals Inc.*	3,361
28,785	Regeneron Pharmaceuticals Inc.*	7,774
82,432	Vertex Pharmaceuticals Inc.*	6,578

		19,982

BUILDING PRODUCTS—2.3%
187,605	Armstrong World Industries Inc.*	9,395
205,052	Owens Corning Inc.*	8,098

		17,493

COMMUNICATIONS EQUIPMENT—1.9%
532,430	JDS Uniphase Corp.*	7,811
289,750	Juniper Networks Inc.*	6,279

		14,090

CONSTRUCTION & ENGINEERING—1.1%
261,050	KBR Inc.	8,166

CONTAINERS & PACKAGING—1.3%
88,783	Rock-Tenn Co.	10,152

DIVERSIFIED FINANCIAL SERVICES—2.0%
41,239	IntercontinentalExchange Inc.*	7,524
550,800	Platform Acquisition Holdings Ltd. (VG)*	5,852
200,000	Silver Eagle Acquisition Corp.*	2,008

		15,384

ELECTRICAL EQUIPMENT—0.7%
133,680	Polypore International Inc.*	5,613

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
77,273	IPG Photonics Corp.	4,706
214,310	National Instruments Corp.	6,041

		10,747

ENERGY EQUIPMENT & SERVICES—1.5%
277,750	Patterson-UTI Energy Inc.	5,491
400,110	Trican Well Service Ltd. (CAN)	5,890

		11,381

FOOD & STAPLES RETAILING—1.1%
153,900	Whole Foods Market Inc.	8,554

FOOD PRODUCTS—1.8%
100,310	Green Mountain Coffee Roasters Inc.*	7,742
312,190	Whitewave Foods Co.*	5,835

		13,577

HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
204,960	DexCom Inc.*	4,464
57,807	HeartWare International Inc.*	5,342
582,810	Hologic Inc.*	13,230

		23,036

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE PROVIDERS & SERVICES—2.7%
163,640	Acadia Healthcare Co. Inc.*	$6,033
196,054	Catamaran Corp.*	10,352
94,670	Team Health Holdings Inc.*	3,808

		20,193

HOTELS, RESTAURANTS & LEISURE—7.1%
397,896	Bloomin’ Brands Inc.*	9,391
55,535	Buffalo Wild Wings Inc.*	5,752
381,451	Burger King Worldwide Inc.	7,320
181,330	Life Time Fitness Inc.*	9,663
299,150	Melco Crown Entertainment Ltd. ADR (HK)*[1]	7,443
107,110	Starwood Hotels & Resorts Worldwide Inc.	7,085
118,910	Wyndham Worldwide Corp.	7,408

		54,062

HOUSEHOLD DURABLES—3.5%
163,403	Lennar Corp.	5,534
378,779	Pulte Homes Inc.	6,299
263,900	Taylor Morrison Home Corp.*	6,394
64,960	Whirlpool Corp.	8,701

		26,928

HOUSEHOLD PRODUCTS—0.8%
113,926	Spectrum Brands Holdings Inc.	6,428

INSURANCE—3.4%
99,799	AON plc	6,737
334,720	Assured Guaranty Ltd. (BM)	7,243
109,192	Hanover Insurance Group Inc.	5,878
192,252	XL Group plc (IE)	6,027

		25,885

INTERNET & CATALOG RETAIL—3.0%
106,500	HomeAway Inc.*	3,207
37,000	NetFlix Inc.*	9,036
142,120	TripAdvisor Inc.*	10,662

		22,905

INTERNET SOFTWARE & SERVICES—10.2%
263,103	Akamai Technologies Inc.*	12,419
426,110	Angie’s List Inc.*	9,383
317,610	Autodesk Inc.*	11,240
164,114	Bankrate Inc.*	2,943
121,170	Cornerstone Ondemand Inc.*	5,336
145,250	InterActive Corp.	7,351
65,490	LinkedIn Corp.*	13,346
262,290	Trulia Inc.*	9,773
81,158	Zillow Inc.*	5,996

		77,787

IT SERVICES—1.6%
60,500	Acxiom Corp.*	1,559
185,240	Teradata Corp.*	10,951

		12,510

LIFE SCIENCES TOOLS & SERVICES—1.5%
87,768	Covance Inc.*	7,241
52,360	Illumina Inc.*	4,179

		11,420

MACHINERY—0.6%
66,360	Pall Corp.	4,642

COMMON STOCKS—Continued

Shares		Value (000s)
MEDIA—1.8%
215,603	Imax Corp. (CAN)*	$5,429
459,452	Pandora Media Inc.*	8,426

		13,855

OIL, GAS & CONSUMABLE FUELS—2.3%
87,580	Cabot Oil & Gas Corp.	6,641
128,711	Cobalt International Energy Inc.*	3,713
47,965	Pioneer Natural Resources Co.	7,423

		17,777

PAPER & FOREST PRODUCTS—1.5%
80,061	International Paper Co.	3,867
478,651	Louisiana-Pacific Corp.*	7,783

		11,650

PERSONAL PRODUCTS—0.9%
409,645	Coty Inc.*	7,042

PHARMACEUTICALS—3.5%
58,694	Actavis Inc.*	7,881
180,440	Forest Laboratories Inc.*	7,860
84,300	Ono Pharmaceutical Co. Ltd. (JP)	5,403
72,610	Salix Pharmaceuticals Ltd.*	5,366

		26,510

PROFESSIONAL SERVICES—2.9%
128,871	IHS Inc.*	14,148
235,200	Nielsen Holdings NV	7,860

		22,008

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
471,966	Host Hotels & Resorts Inc.	8,429

ROAD & RAIL—1.0%
286,400	Hertz Global Holdings Inc.*	7,335

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
285,500	NXP Semiconductor NV (NET)*	9,322
689,281	Sunedison Inc.*	6,948
123,049	Xilinx Inc.	5,745

		22,015

SOFTWARE—9.1%
672,560	Cadence Design Systems Inc.*	9,806
144,020	Concur Technologies Inc.*	12,802
144,670	Fleetmatics Group plc (IE)*	5,448
92,152	Infoblox Inc.*	3,013
135,120	Red Hat Inc.*	6,995
190,451	ServiceNow Inc.*	8,300
79,220	Splunk Inc.*	3,962
324,877	Symantec Corp.	8,668
255,560	TIBCO Software Inc.*	6,374
56,370	Workday Inc.*	3,849

		69,217

SPECIALTY RETAIL—3.8%
209,800	Dick’s Sporting Goods Inc.	10,786
70,693	DSW Inc.	5,358
221,220	Francesca’s Holdings Corp.*	5,499
307,540	Pier 1 Imports Inc.	7,227

		28,870

TEXTILES, APPAREL & LUXURY GOODS—3.1%
131,320	Lululemon Athletica Inc.*	9,136
53,000	PVH Corp.	6,985
2,628,630	Samsonite International SA	7,194

		23,315

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
TRADING COMPANIES & DISTRIBUTORS—2.4%
398,200	HD Supply Holdings Inc.*	$8,514
124,850	WESCO International Inc.*	9,461

		17,975

TOTAL COMMON STOCKS (Cost $602,393)		741,937

RIGHTS/WARRANTS—0.0%
(Cost $5)
DIVERSIFIED FINANCIAL SERVICES—0.0%
550,800	Platform Acquisition Holdings Ltd. (VG)	55

SHORT-TERM INVESTMENTS—1.2%
(Cost $9,443)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$9,443	Repurchase Agreement with Bank of America Corp. dated July 31, 2013 due August 01, 2013 at 0.050% collateralized by U.S. Treasury Bills (market value $9,633)	$9,443

TOTAL INVESTMENTS—98.5% (Cost $611,841)		751,435

CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		11,561

TOTAL NET ASSETS—100.0%		$762,996

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $9,443 and holdings in the Pharmaceuticals and Textiles, Apparel & Luxury Goods categories valued at $5,403 and $7,194, respectively, are classified as Level 2. All other holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

CAN	Canada.

HK	Hong Kong.

IE	Ireland.

JP	Japan.

NET	Netherlands.

VG	Virgin Islands.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.9%)

COMMON STOCKS—95.1%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.0%
270,460	Hexcel Corp.*	$9,523
38,820	Triumph Group Inc.	3,046

		12,569

AIR FREIGHT & LOGISTICS—1.2%
301,936	XPO Logistics Inc.*	7,385

BIOTECHNOLOGY—5.1%
106,640	Acadia Pharmaceuticals Inc.*	$2,101
269,250	Alkermes plc (IE)*	9,041
133,330	Cubist Pharmaceuticals Inc.*	8,311
556,324	Idenix Pharmaceuticals Inc.*	2,186
137,480	Medivation Inc.*	7,956
448,410	Merrimack Pharmaceuticals Inc.*	2,143

		31,738

CAPITAL MARKETS—2.7%
1,007,320	BGC Partners Inc.	6,326
141,163	FXCM Inc.	2,329
205,960	Stifel Financial Corp.*	7,755

		16,410

CHEMICALS—1.0%
222,740	PolyOne Corp.	6,439

COMMERCIAL BANKS—1.1%
214,090	East West Bancorp Inc.	6,600

COMMERCIAL SERVICES & SUPPLIES—5.9%
210,801	Herman Miller Inc.	5,926
525,541	Interface Inc.	9,980
399,004	Progressive Waste Solutions Ltd. (CAN)	9,592
702,622	Steelcase Inc.	10,708

		36,206

COMMUNICATIONS EQUIPMENT—1.7%
243,490	Aruba Networks Inc.*	4,329
73,673	Echostar Corp.*	2,944
219,797	Ixia*	3,055

		10,328

CONSUMER FINANCE—2.1%
568,428	DFC Global Corp.*	8,805
167,568	Green Dot Corp.*	3,901

		12,706

DIVERSIFIED CONSUMER SERVICES—1.1%
188,840	Bright Horizons Family Solutions Inc.*	6,687

ENERGY EQUIPMENT & SERVICES—3.3%
458,960	McDermott International Inc. (PA)*	3,970
71,940	Oil States International Inc.*	6,995
376,300	Superior Energy Services Inc.*	9,641

		20,606

FOOD & STAPLES RETAILING—0.5%
83,869	Natural Grocers By Vitamin Cottage Inc.*	3,006

FOOD PRODUCTS—1.7%
299,690	B&G Foods Inc.	10,441

HEALTH CARE EQUIPMENT & SUPPLIES—8.9%
451,780	Arthrocare Corp.*	16,382
143,530	Cyberonics Inc.*	7,462
126,410	DexCom Inc.*	2,753
465,528	Masimo Corp.	10,842
207,517	Quidel Corp.*	5,555
267,011	Steris Corp.	12,021

		55,015

HEALTH CARE PROVIDERS & SERVICES—6.4%
1,058,860	Health Management Associates Inc.*	14,273
90,094	Mwi Veterinary Supply Inc.*	12,809
302,288	Team Health Holdings Inc.*	12,158

		39,240

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HOTELS, RESTAURANTS & LEISURE—3.3%
150,970	Bally Technologies Inc.*	$10,822
117,419	Cheesecake Factory Inc.	4,983
132,120	Multimedia Games Holding Co. Inc.*	4,623

		20,428

HOUSEHOLD DURABLES—1.4%
1,077,020	Standard Pacific Corp.*	8,810

INSURANCE—1.4%
235,360	Validus Holdings Ltd. (BM)	8,339

INTERNET & CATALOG RETAIL—2.3%
271,500	HomeAway Inc.*	8,175
111,190	Shutterfly Inc.*	5,959

		14,134

INTERNET SOFTWARE & SERVICES—1.7%
68,172	CoStar Group Inc.*	10,672

IT SERVICES—2.9%
109,290	Interxion Holding NV (NET)*	2,751
157,046	MoneyGram International Inc.*	3,410
75,570	Virtusa Corp.*	1,948
31,130	Wex Inc.*	2,706
351,401	WNS Holdings Ltd. ADR (IND)*[1]	6,972

		17,787

LIFE SCIENCES TOOLS & SERVICES—2.9%
451,869	ICON plc (IE)*	17,722

MACHINERY—2.8%
160,999	Colfax Corp.*	8,544
489,047	Titan International Inc.	8,431

		16,975

MARINE—0.9%
195,996	Matson Inc.	5,551

MEDIA—1.4%
146,470	Madison Square Garden Co.*	8,637

OIL, GAS & CONSUMABLE FUELS—4.6%
313,693	Matador Resources Co.*	4,109
279,630	Tesoro Corp.	15,897
267,870	Western Refining Inc.	8,071

		28,077

PAPER & FOREST PRODUCTS—1.9%
272,371	KapStone Paper and Packaging Corp.	11,998

PROFESSIONAL SERVICES—4.0%
181,228	Corporate Executive Board Co.	12,220
248,494	Huron Consulting Group Inc.*	12,659

		24,879

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.7%
159,620	Blackstone Mortgage Trust Inc.	4,035

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
353,595	Alexander & Baldwin Inc.	15,661

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
104,390	Cavium Inc.*	$3,816
496,310	Cypress Semiconductors Corp.*	6,338
89,408	Monolithic Power Systems Inc.	2,341

		12,495

SOFTWARE—5.7%
244,176	Cadence Design Systems Inc.*	3,560
91,135	Fleetmatics Group plc (IE)*	3,432
139,900	Guidewire Software Inc.*	6,122
270,810	QLIK Technologies Inc.*	8,482
166,183	SolarWinds Inc.*	5,898
54,564	Ultimate Software Group Inc.*	7,382

		34,876

SPECIALTY RETAIL—2.7%
54,299	Five Below Inc.*	2,110
131,250	Lithia Motors Inc.	8,563
149,589	Rent-A-Center Inc.	5,982

		16,655

TEXTILES, APPAREL & LUXURY GOODS—1.0%
116,208	Steven Madden Ltd.*	5,976

THRIFTS & MORTGAGE FINANCE—0.5%
152,870	PennyMac Financial Services Inc.*	2,996

TRADING COMPANIES & DISTRIBUTORS—3.8%
191,955	Beacon Roofing Supply Inc.*	7,830
169,475	Watsco Inc.	15,820

		23,650

TOTAL COMMON STOCKS (Cost $428,492)		585,729

SHORT-TERM INVESTMENTS—4.8%
(Cost $29,537)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$29,537	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $30,132)	29,537

TOTAL INVESTMENTS—99.9% (Cost $458,029)		615,266

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		700

TOTAL NET ASSETS—100.0%		$615,966

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $29,537 are classified as Level 2. All other holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

CAN	Canada.

IE	Ireland.

IND	India.

NET	Netherlands.

PA	Panama.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.8%)

COMMON STOCKS—96.2%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.3%
51,300	General Dynamics Corp.	$4,378

BEVERAGES—3.1%
47,600	Diageo plc ADR (UK)[1]	5,966

CHEMICALS—4.8%
120,000	Dow Chemical Co.	4,205
55,000	Ecolab Inc.	5,068

		9,273

COMMERCIAL BANKS—10.9%
504,411	Banco Santander SA ADR (SP)[1]	3,692
101,000	First Republic Bank	4,362
36,200	M&T Bank Corp.	4,230
660,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	4,125
131,000	Suntrust Bank Inc.	4,558

		20,967

COMPUTERS & PERIPHERALS—2.6%
194,700	EMC Corp.	5,091

DIVERSIFIED FINANCIAL SERVICES—5.8%
391,000	Bank of America Corp.	$5,709
100,000	JP Morgan Chase & Co.	5,573

		11,282

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
112,400	TE Connectivity Ltd. (SWS)	5,737

ENERGY EQUIPMENT & SERVICES—2.8%
118,000	Halliburton Co.	5,332

FOOD & STAPLES RETAILING—2.7%
104,300	Walgreen Co.	5,241

FOOD PRODUCTS—9.3%
53,000	Bunge Ltd. (BM)	4,029
88,400	General Mills Inc.	4,597
39,900	Hershey Co.	3,785
137,100	Unilever NV (NET)	5,485

		17,896

HEALTH CARE EQUIPMENT & SUPPLIES—7.0%
64,000	Baxter International Inc.	4,674
71,000	Covidien plc	4,376
82,000	Medtronic Inc.	4,530

		13,580

HOUSEHOLD DURABLES—2.6%
148,000	Lennar Corp.	5,013

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
280,000	AES Corp.	3,483

INDUSTRIAL CONGLOMERATES—2.5%
196,800	General Electric Co.	4,796

INSURANCE—1.4%
104,000	Progressive Corp.	2,705

INTERNET SOFTWARE & SERVICES—3.0%
112,000	eBay Inc.*	5,789

IT SERVICES—1.9%
19,000	International Business Machines Corp.	3,706

MACHINERY—4.0%
47,000	Deere & Co.	3,904
50,100	SPX Corp.	3,828

		7,732

MEDIA—3.1%
96,000	Time Warner Inc.	5,977

OIL, GAS & CONSUMABLE FUELS—6.9%
54,800	Hess Corp.	4,081
89,600	Phillips 66	5,510
24,000	Pioneer Natural Resources Co.	3,714

		13,305

PERSONAL PRODUCTS—2.1%
237,867	Coty Inc.*	4,089

PHARMACEUTICALS—2.4%
94,000	AbbVie Inc.	4,275
8,875	Mallinckrodt plc (IE)*	407

		4,682

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.4%
117,700	Texas Instruments Inc.	4,614

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
SOFTWARE—2.7%
19,217	Adobe Systems Inc.*	$909
130,000	Oracle Corp.	4,205

		5,114

SPECIALTY RETAIL—3.1%
75,000	Home Depot Inc.	5,927

WIRELESS TELECOMMUNICATION SERVICES—2.0%
800,000	Vodafone Group plc (UK)	2,396
48,000	Vodafone Group plc ADR (UK)[1]	1,438

		3,834

TOTAL COMMON STOCKS (Cost $138,857)		185,509

SHORT-TERM INVESTMENTS—4.2%
(Cost $8,157)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$8,157	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $8,325)	$8,157

TOTAL INVESTMENTS—100.4% (Cost $147,014)		193,666

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(799)

TOTAL NET ASSETS—100.0%		$192,867

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $8,157 and holdings in the Software and Wireless Telecommunication Services categories valued at $909 and $2,396, respectively, are classified as Level 2. All other holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

IE	Ireland.

JP	Japan.

NET	Netherlands.

SP	Spain.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.4%)

COMMON STOCKS—98.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—3.5%
2,700	Engility Holdings Inc.*	$88
6,700	Exelis Inc.	99
12,100	L-3 Communications Holdings Inc.	1,127
11,400	Northrop Grumman Corp.	1,049
11,800	Raytheon Co.	848

		3,211

AUTO COMPONENTS—3.3%
12,800	Autoliv Inc.	1,047
13,700	Lear Corp.	949
14,800	TRW Automotive Holdings Corp.*	1,085

		3,081

BIOTECHNOLOGY—0.9%
11,700	United Therapeutics Corp.*	876

CAPITAL MARKETS—2.9%
19,400	Ameriprise Financial Inc.	1,727
13,400	State Street Corp.	933

		2,660

CHEMICALS—1.2%
10,400	Cabot Corp.	427
37,100	Huntsman Corp.	668

		1,095

COMMERCIAL BANKS—5.1%
20,000	Banco Latinoamericano de Comercio Exterior SA (PA)	504
50,400	Fifth Third Bancorp.	969
106,000	Huntington Bancshares Inc.	906
97,700	KeyCorp.	1,201
4,800	PNC Financial Services Group Inc.	365
72,800	Regions Financial Corp.	729

		4,674

COMMERCIAL SERVICES & SUPPLIES—0.6%
28,200	R.R. Donnelley & Sons Co.	536

COMMUNICATIONS EQUIPMENT—1.5%
6,900	Comtech Telecommunications Corp.	187
20,700	Harris Corp.	1,181

		1,368

COMPUTERS & PERIPHERALS—2.7%
16,100	Lexmark International Inc.	604
25,600	Seagate Technology plc (IE)	1,047
12,900	Western Digital Corp.	830

		2,481

CONSTRUCTION & ENGINEERING—1.3%
20,600	Tutor Perini Corp.*	407
16,300	URS Corp.	758

		1,165

CONSUMER FINANCE—1.7%
6,400	Capital One Financial Corp.	442
15,000	Discover Financial Services	742
9,000	Nelnet Inc.	350

		1,534

CONTAINERS & PACKAGING—1.5%
53,300	Boise Inc.	485
12,500	Owens-Illinois Inc.*	372
4,600	Rock-Tenn Co.	526

		1,383

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
100,400	Vonage Holdings Corp.*	$323

ELECTRIC UTILITIES—4.5%
19,300	American Electric Power Co. Inc.	894
21,900	Edison International	1,092
16,900	Entergy Corp.	1,141
34,000	Portland General Electric Co.	1,078

		4,205

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
22,600	Ingram Micro Inc.*	516
20,500	TE Connectivity Ltd. (SWS)	1,047
11,900	Tech Data Corp.*	611
23,300	Vishay Intertechnology Inc.*	335

		2,509

ENERGY EQUIPMENT & SERVICES—1.8%
13,400	Helmerich & Payne Inc.	847
29,700	Nabors Industries Ltd. (BM)	457
14,400	Superior Energy Services Inc.*	369

		1,673

FOOD & STAPLES RETAILING—2.8%
32,500	Kroger Co.	1,276
49,900	Safeway Inc.	1,287

		2,563

FOOD PRODUCTS—2.7%
18,100	Archer Daniels Midland Co.	660
4,000	Bunge Ltd. (BM)	304
14,900	Fresh Del Monte Produce Inc.	419
3,500	Ingredion Inc.	235
32,500	Tyson Foods Inc.	898

		2,516

HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
9,000	Greatbatch Inc.*	340
20,800	St Jude Medical Inc.	1,090
12,700	Zimmer Holdings Inc.	1,060

		2,490

HEALTH CARE PROVIDERS & SERVICES—4.7%
22,400	Aetna Inc.	1,437
19,300	Cardinal Health Inc.	967
8,100	CIGNA Corp.	631
11,900	Community Health Systems Inc.	548
28,200	Kindred Healthcare Inc.*	433
7,300	LifePoint Hospitals Inc.*	359

		4,375

HOUSEHOLD DURABLES—2.1%
11,700	Harman International Industries Inc.	708
9,100	Whirlpool Corp.	1,219

		1,927

HOUSEHOLD PRODUCTS—0.7%
6,000	Energizer Holdings Inc.	611

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.4%
103,500	AES Corp.	1,288

INSURANCE—11.0%
7,400	Aflac Inc.	456
3,800	Allied World Assurance Co. Holdings Ltd. (SWS)	360
15,600	Allstate Corp.	795
16,900	American Equity Investment Life Holding Co.	308
16,600	American Financial Group Inc.	858
INSURANCE—Continued
10,300	Aspen Insurance Holdings Ltd. (BM)	$386
7,500	Endurance Specialty Holdings Ltd. (BM)	395
3,300	Everest Re Group Ltd. (BM)	441
26,700	Hartford Financial Services Group Inc.	824
17,300	Horace Mann Educators Corp.	490
22,100	Lincoln National Corp.	921
8,100	PartnerRe Ltd. (BM)	725
13,400	Principal Financial Group	581
8,400	Protective Life Corp.	364
5,800	StanCorp Financial Group Inc.	308
18,128	Tower Group International Ltd. (BM)	396
28,800	Unum Group	911
17,400	Validus Holdings Ltd. (BM)	617

		10,136

IT SERVICES—1.8%
20,900	Amdocs Ltd.	804
34,100	Convergys Corp.	645
16,400	SAIC Inc.	251

		1,700

MACHINERY—3.2%
22,900	AGCO Corp.	1,288
22,300	Briggs & Stratton Corp.	452
4,400	Parker Hannifin Corp.	454
12,600	Timken Co.	736

		2,930

MEDIA—1.6%
38,600	Gannett Inc.	994
48,300	Journal Communications Inc.*	443

		1,437

METALS & MINING—0.8%
9,200	Cliffs Natural Resources Inc.	179
7,700	Reliance Steel & Aluminum Co.	541

		720

MULTILINE RETAIL—2.8%
9,600	Dillard’s Inc.	810
16,800	Kohl’s Corp.	890
17,600	Macy’s Inc.	851

		2,551

MULTI-UTILITIES—1.9%
53,000	Public Service Enterprise Group Inc.	1,791

OFFICE ELECTRONICS—0.9%
83,800	Xerox Corp.	813

OIL, GAS & CONSUMABLE FUELS—7.3%
19,500	Hess Corp.	1,452
13,400	Marathon Oil Corp.	487
15,300	Marathon Petroleum Corp.	1,122
14,600	Murphy Oil Corp.	989
18,300	Tesoro Corp.	1,040
2,288	USEC Inc.*	45
31,600	Valero Energy plc	1,130
6,400	W&T Offshore Inc.	104
11,800	Western Refining Inc.	356

		6,725

PAPER & FOREST PRODUCTS—0.5%
6,700	Domtar Corp.	466

PERSONAL PRODUCTS—0.8%
8,800	Usana Health Sciences Inc.*	727

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
PHARMACEUTICALS—0.9%
8,200	Endo Pharmaceuticals Holdings Inc.*	$315
8,500	Questcor Pharmaceuticals Inc.	568

		883

REAL ESTATE INVESTMENT TRUSTS (REITs)—8.4%
63,900	Brandywine Realty Trust	891
25,900	CBL & Associates Properties Inc.	590
34,200	CommonWealth REIT	789
32,000	Hospitality Properties Trust	912
68,600	Lexington Realty Trust	860
108,442	MFA Financial Inc.	865
15,900	OMEGA Healthcare Investors Inc.	506
23,800	PennyMac Mortgage Investment Trust	525
2,778	Silver Bay Realty Trust Corp.	45
69,900	Sunstone Hotel Investors Inc.*	905
83,300	Two Harbors Investment Corp.	835

		7,723

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
72,500	Amkor Technology Inc.*	306
35,600	Marvell Technology Group Ltd. (BM)	462

		768

SOFTWARE—1.6%
50,000	CA Inc.	1,487

SPECIALTY RETAIL—1.4%
3,511	CST Brands Inc.*	114
22,300	GameStop Corp.	1,094
20,500	Radioshack Corp.*	56

		1,264

TOBACCO—0.3%
5,300	Universal Corp.	$325

TOTAL COMMON STOCKS (Cost $70,323)		90,990

SHORT-TERM INVESTMENTS—2.2%
(Cost $2,068)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$2,068	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $2,112)	2,068

TOTAL INVESTMENTS—100.8% (Cost $72,391)		93,058

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.8)%		(758)

TOTAL NET ASSETS—100.0%		$92,300

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $2,068 are classified as Level 2. All other holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

14

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 10.8%)

COMMON STOCKS—89.2%

Shares		Value (000s)
AEROSPACE & DEFENSE—6.1%
491,280	Hexcel Corp.*	$17,298
161,518	Moog Inc.*	9,084
102,745	Teledyne Technologies Inc.*	8,237

		34,619

CAPITAL MARKETS—4.0%
222,318	Eaton Vance Corp.	8,997
284,393	Raymond James Financial Inc.	12,533
27,700	Stifel Financial Corp.*	1,043

		22,573

CHEMICALS—3.8%
140,235	Scotts Miracle-Gro Co.	7,047
213,660	Valspar Corp.	14,554

		21,601

COMMERCIAL BANKS—2.6%
313,584	Trustmark Corp.	$8,457
232,270	United Bankshares Inc.	6,578

		15,035

CONSTRUCTION & ENGINEERING—1.2%
146,345	URS Corp.	6,805

CONSUMER FINANCE—1.4%
185,104	Cash America International Inc.	7,774

ELECTRICAL EQUIPMENT—4.6%
261,840	EnerSys	13,857
332,445	Franklin Electric Co. Inc.	12,387

		26,244

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.8%
263,617	Checkpoint Systems Inc.*	4,534
131,948	Coherent Inc.	7,479
357,706	FLIR Systems Inc.	11,615
172,857	Itron Inc.*	7,454
122,338	Littelfuse Inc.	9,786
198,500	Sanmina Corp.*	3,267

		44,135

ENERGY EQUIPMENT & SERVICES—7.4%
249,856	Bristow Group Inc.	16,993
114,720	Core Laboratories NV	17,162
719,093	Newpark Resources Inc.*	8,226

		42,381

GAS UTILITIES—5.8%
258,515	Oneok Inc.	13,688
172,599	South Jersey Industries Inc.	10,546
187,647	WGL Holdings Inc.	8,626

		32,860

HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
345,752	Cantel Medical Corp.	9,176

HEALTH CARE PROVIDERS & SERVICES—3.7%
94,725	Centene Corp.*	5,254
220,277	Healthways Inc.*	3,780
120,847	Mednax Inc.*	11,773

		20,807

HOTELS, RESTAURANTS & LEISURE—3.4%
224,075	International Speedway Corp.	7,585
216,700	Life Time Fitness Inc.*	11,548

		19,133

HOUSEHOLD DURABLES—2.3%
82,797	Helen of Troy Ltd.*	3,517
209,825	Meritage Homes Corp.*	9,497

		13,014

INSURANCE—7.9%
365,341	American Equity Investment Life Holding Co.	6,649
167,600	Horace Mann Educators Corp.	4,750
281,455	Protective Life Corp.	12,195
153,740	Reinsurance Group of America Inc.	10,468
154,255	State Auto Financial Corp.	3,131
305,555	United Fire Group Inc.	7,948

		45,141

INTERNET SOFTWARE & SERVICES—0.8%
280,454	Digital River Inc.*	4,765

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
IT SERVICES—2.7%
185,665	Global Payments Inc.	$8,598
498,382	Sapient Corp.*	6,833

		15,431

LIFE SCIENCES TOOLS & SERVICES—1.8%
125,690	Covance Inc.*	10,369

MACHINERY—5.9%
256,980	Harsco Corp.	6,620
149,795	Snap-on Inc.	14,208
215,935	Timken Co.	12,615

		33,443

METALS & MINING—1.5%
248,575	AMCOL International Corp.	8,720

OIL, GAS & CONSUMABLE FUELS—0.7%
295,989	Swift Energy Co.*	3,771

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
472,056	First Potomac Realty Trust	6,406
609,445	Medical Properties Trust Inc.	8,898

		15,304

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
211,104	Cabot Microelectronics Corp.*	7,807
765,621	Entegris Inc.*	7,296
171,800	Monolithic Power Systems Inc.	4,498

		19,601

SPECIALTY RETAIL—1.4%
280,690	Aaron’s Inc.	8,045

THRIFTS & MORTGAGE FINANCE—0.9%
401,545	Astoria Financial Corp.	$4,899

TRADING COMPANIES & DISTRIBUTORS—1.9%
241,062	GATX Corp.	10,891

WIRELESS TELECOMMUNICATION SERVICES—1.9%
144,305	SBA Communications Corp.*	10,692

TOTAL COMMON STOCKS (Cost $303,701)		507,229

SHORT-TERM INVESTMENTS—6.7%
(Cost $37,790)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$37,790	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $38,547)	37,790

TOTAL INVESTMENTS—95.9% (Cost $341,491)		545,019

CASH AND OTHER ASSETS, LESS LIABILITIES—4.1%		23,081

TOTAL NET ASSETS—100.0%		$568,100

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $37,790 are classified as Level 2. All other holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

16

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

17

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund (except Harbor Small Cap Value Fund) used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the market value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio, which is a money market mutual fund that seeks to provide income while maintaining a stable share price of $1. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable share price and the Fund is subject to the risk of loss on the cash collateral invested. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower or earning interest on the investment of the cash collateral. The Fund may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. Should the borrower of the securities fail financially, the Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the market value of the collateral falls below the market value of the securities on loan at the time of default by the borrower. There were no securities loaned as of July 31, 2013 for the Harbor Capital Appreciation Fund.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2013 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund*	$13,883,427	$5,985,992	$(7,019)	$5,978,973
Harbor Mid Cap Growth Fund	611,841	145,529	(5,935)	139,594
Harbor Small Cap Growth Fund	458,029	164,759	(7,522)	157,237
VALUE FUNDS
Harbor Large Cap Value Fund*	$147,014	$46,748	$(96)	$46,652
Harbor Mid Cap Value Fund*	72,391	23,665	(2,998)	20,667
Harbor Small Cap Value Fund	341,491	213,688	(10,160)	203,528

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

21

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.DE.0713

Quarterly Schedule of Portfolio Holdings

July 31, 2013

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.5%)

COMMON STOCKS—96.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.8%
43,419,821	Rolls-Royce Holdings plc (UK)*	$774,136

AUTOMOBILES—4.1%
10,508,368	Daimler AG (GER)	728,981
17,335,700	Toyota Motor Corp. (JP)	1,054,889

		1,783,870

BEVERAGES—7.5%
10,526,351	Anheuser-Busch InBev NV (BEL)	1,012,228
31,689,503	Diageo plc (UK)	993,111
8,369,224	Heineken NV (NET)	587,869
5,884,013	Pernod-Ricard SA (FR)	702,060

		3,295,268

BUILDING PRODUCTS—1.4%
13,478,692	Compagnie de Saint-Gobain (FR)	626,071

CAPITAL MARKETS—1.7%
38,663,315	UBS AG (SWS)	761,320

CHEMICALS—5.1%
2,061,795	Air Liquide SA (FR)	273,707
4,801,614	Linde AG (GER)	924,948
12,787,319	Potash Corp. of Saskatchewan Inc. (CAN)	370,888
1,664,500	Syngenta AG (SWS)	658,163

		2,227,706

COMMERCIAL BANKS—10.4%
96,932,947	Banco Bilbao Vizcaya Argentaria SA (SP)	919,214
61,394,251	Banco Santander SA (SP)	449,154

COMMERCIAL BANKS—Continued
15,568,555	DBS Group Holdings Ltd. (SGP)	$204,305
12,078,975	Erste Group Bank AG (AUT)	366,214
375,989,765	Intesa Sanpaolo SpA (IT)	717,218
31,372,005	Itau Unibanco Holding SA ADR (BR)[1]	399,993
943,794,318	Lloyds Banking Group plc (UK)*	982,647
31,293,891	United Overseas Bank Ltd. (SGP)	527,901

		4,566,646

CONSTRUCTION MATERIALS—2.8%
27,724,477	CRH plc (IE)	583,461
8,823,981	Holcim Ltd. (SWS)*	638,343

		1,221,804

DIVERSIFIED FINANCIAL SERVICES—1.4%
20,602,145	Investor AB (SW)	618,582

ELECTRICAL EQUIPMENT—4.3%
25,109,683	ABB Ltd. (SWS)*	553,567
9,164,331	Legrand SA (FR)	474,867
10,805,527	Schneider Electric SA (FR)	860,777

		1,889,211

FOOD PRODUCTS—3.6%
9,934,912	Danone SA (FR)	786,801
11,790,409	Nestle SA (SWS)	798,005

		1,584,806

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
4,301,430	Cie Generale d’Optique Essilor International SA (FR)	481,403

HEALTH CARE PROVIDERS & SERVICES—1.4%
4,366,990	Fresenius Medical Care AG & Co. KGaA (GER)	275,750
2,795,256	Fresenius SE & Co. KGaA (GER)	351,888

		627,638

HOTELS, RESTAURANTS & LEISURE—1.8%
11,028,426	Accor SA (FR)	415,703
130,380,700	Genting Bhd (MAL)	394,704

		810,407

HOUSEHOLD PRODUCTS—0.9%
5,296,319	Reckitt Benckiser Group plc (UK)	377,048

INDUSTRIAL CONGLOMERATES—0.8%
125,299,947	Sime Darby Berhad (MAL)	366,199

INSURANCE—4.8%
6,365,290	Allianz SE (GER)	991,912
50,254,088	AXA SA (FR)	1,107,671

		2,099,583

MACHINERY—8.8%
31,731,795	Atlas Copco AB (SW)	827,745
5,744,500	Fanuc Corp. (JP)	869,789
12,776,500	Komatsu Ltd. (JP)	284,449
36,065,502	Sandvik AB (SW)	456,543
3,198,500	SMC Corp. (JP)	676,422
49,961,776	Volvo AB (SW)	735,997

		3,850,945

MEDIA—1.7%
2,702,500	Dentsu Inc. (JP)	86,054
8,446,271	JC Decaux SA (FR)	270,523
19,615,225	Pearson plc (UK)	402,715

		759,292

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

METALS & MINING—4.3%
8,994,776	Anglo American plc (UK)	$192,943
8,698,308	Anglo American plc ADR (UK)[1]	92,942
11,093,119	Barrick Gold Corp. (CAN)	188,250
18,688,842	BHP Billiton plc (UK)	534,958
20,100,711	Freeport-McMoRan Copper & Gold Inc. (US)	568,448
74,803,406	Glencore Xstrata plc (UK)*	315,906

		1,893,447

OIL, GAS & CONSUMABLE FUELS—3.9%
45,682,648	BG Group plc (UK)	823,757
276,560,000	PetroChina Co. Ltd. (CHN)	322,700
11,882,927	Royal Dutch Shell plc (NET)	405,614
2,649,729	Royal Dutch Shell plc ADR (NET)[1]	181,109

		1,733,180

PERSONAL PRODUCTS—1.7%
4,446,174	L’Oreal SA (FR)	745,319

PHARMACEUTICALS—7.7%
13,517,679	Novartis AG (SWS)	971,742
6,605,685	Novo Nordisk AS (DEN)	1,120,760
4,662,879	Roche Holding AG (SWS)	1,147,483
1,227,137	Sanofi SA (FR)	128,462

		3,368,447

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
2,980,406	Unibail-Rodamco SE (FR)	722,222

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
38,944,000	Cheung Kong Holdings Ltd. (HK)	546,126
47,823,000	Hang Lung Properties Ltd. (HK)	155,117
891,000	Mitsubishi Estate Co. Ltd. (JP)	22,586

		723,829

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
36,546,833	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	620,565

SOFTWARE—1.9%
11,235,667	SAP AG (GER)	823,253

TEXTILES, APPAREL & LUXURY GOODS—2.4%
9,166,906	Compagnie Financiere Richemont SA (SWS)	896,730
746,588	LVMH Moet Hennessy Louis Vuitton SA (FR)	135,901
10,835,055	Nova America SA (BR)*	—	[x]

		1,032,631

TOBACCO—3.9%
15,816,923	British American Tobacco plc (UK)	843,782
24,927,000	Japan Tobacco Inc. (JP)	870,222

		1,714,004

WIRELESS TELECOMMUNICATION SERVICES—0.7%
28,195,000	China Mobile Ltd. (CHN)	299,574

TOTAL COMMON STOCKS (Cost $30,237,667)		42,398,406

COMMERCIAL BANKS—1.0%
37,474,317	Banco Bradesco SA (BR)*	$455,010

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[x]

TOTAL PREFERRED STOCKS (Cost $106,377)		455,010

RIGHTS/WARRANTS—0.0%
(Cost $12,036)
COMMERCIAL BANKS—0.0%
61,394,251	Banco Santander SA (SP)	13,611	[x]

SHORT-TERM INVESTMENTS—2.2%
Principal Amount (000s)
COMMERCIAL PAPER—1.6%
	Exxon Mobil Corp.
$100,000	0.030%–08/05/2013	100,000
200,000	0.040%–08/01/2013-08/02/2013	200,000

		300,000

	Toyota Motor Credit
188,000	0.040%–08/05/2013-08/08/2013	188,000
140,000	0.050%–08/13/2013-08/15/2013	140,000
73,083	0.060%–08/02/2013-08/07/2013	73,083

		401,083

		701,083

REPURCHASE AGREEMENTS—0.0%
28,000	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $28,564)	28,000

U.S. GOVERNMENT OBLIGATIONS—0.6%
	U.S. Treasury Bills
125,000	0.080%–08/29/2013	124,992
125,000	0.090%–09/26/2013	124,991

		249,983

TOTAL SHORT-TERM INVESTMENTS (Cost $979,066)		979,066

TOTAL INVESTMENTS—99.7% (Cost $31,335,146)		43,846,093

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		118,301

TOTAL NET ASSETS—100.0%		$43,964,394

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)		Total (000s)
Common Stocks
Europe	$1,975,747	$31,593,478	$—	[a]	$33,569,225
Latin America	399,993	—	—		399,993
North America	1,127,586	—	—		1,127,586
Pacific Basin	620,565	6,681,037	—		7,301,602
Preferred Stocks
Latin America	455,010	—	—	[a]	455,010
Rights/Warrants
Europe	—	—	13,611		13,611
Short-Term Investments
Commercial Paper	—	701,083	—		701,083
Repurchase Agreements	—	28,000	—		28,000
U.S. Government Obligations	—	249,983	—		249,983

Total Investments in Securities	$4,578,901	$39,253,581	$13,611		$43,846,093

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)		Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2013[w] (000s)
Common Stocks	$—	[a]	$—	$—	$—	$—	$—	$—	$—	$—	[a]
Preferred Stocks	5,230		—	—	—	—	—	—	(5,230)[h]	—
Rights/Warrants	—		12,036	—	—	—	1,575	—	—	13,611

	$5,230		$12,036	$—	$—	$—	$1,575	$—	$(5,230)	$13,611

There were no transfers between Levels 1 and 2 during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2013 (000s)		Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Nova America SA	$—	[a]	Market Approach	Last Traded Price	$0.000025

Preferred Stocks
Nova America SA	—	[a]	Market Approach	Last Traded Price	$0.000025

Rights/Warrants
Banco Santader SA	13,611		Market Approach	Last Traded Price	€0.15

	$13,611

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

3

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$13,611	$—

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Rounds to less than $1,000.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing output.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2013
Common Stocks	$—	[a]
Preferred Stocks	—	[a]
Rights/Warrants	1,575

$1,575

x	Fair valued in accordance with Harbor Funds Valuation Procedures using last traded price, which is a Level 3 input.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 1.1%)

COMMON STOCKS—98.9%

Shares		Value (000s)

AUTOMOBILES—0.7%
98,900	Mahindra & Mahindra Ltd. GDR (IND)[1]	$1,482

BEVERAGES—6.6%
100,300	Asahi Group Holdings Ltd. (JP)	2,555
41,338	Carlsberg A/S (DEN)	4,097
68,600	Coca-Cola Enterprises Inc. (US)	2,575
374,493	Treasury Wine Estates Ltd. (AUS)	1,605
334,000	Tsingtao Brewery Co. Ltd. (CHN)	2,557

		13,389

BIOTECHNOLOGY—1.0%
182,979	Mesoblast Ltd. (AUS)*	965
205,344	Protalix Biotherapeutics Inc. (US)*	1,098

		2,063

CAPITAL MARKETS—2.3%
203,526	Hargreaves Lansdown plc (UK)	3,036
84,213	UBS AG (SWS)	1,658

		4,694

CHEMICALS—2.0%
75,683	Johnson Matthey plc (UK)	$3,266
27,100	Potash Corp. of Saskatchewan Inc. (CAN)	786

		4,052

COMMERCIAL BANKS—9.0%
6,224,500	Bank Negara Indonesia Persero Tbk PT (IDR)	2,585
411,500	BOC Hong Kong Holdings Ltd. (HK)	1,291
104,300	Itau Unibanco Holding SA ADR (BR)[2]	1,330
102,937	Standard Chartered plc (UK)	2,387
108,061	Svenska Handelsbanken AB (SW)	4,902
826,689	Turkiye Garanti Bankasi AS ADR (TUR)[2]	3,282
147,000	United Overseas Bank Ltd. (SGP)	2,480

		18,257

COMMERCIAL SERVICES & SUPPLIES—1.1%
260,229	Brambles Ltd. (AUS)	2,122

DISTRIBUTORS—0.8%
1,196,000	Li & Fung Ltd. (HK)	1,574

DIVERSIFIED FINANCIAL SERVICES—5.4%
32,464	Corp. Financiera Alba SA (SP)	1,606
71,717	Exor SpA (IT)	2,364
149,062	Investment AB Kinnevik (SW)	4,487
80,917	Investor AB (SW)	2,430

		10,887

ELECTRICAL EQUIPMENT—1.9%
31,510	Legrand SA (FR)	1,633
15,893	Schindler Holding AG (SWS)	2,274

		3,907

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
425,510	Hon Hai Precision Industry Co. Ltd. GDR (TW)*[1]	2,204

ENERGY EQUIPMENT & SERVICES—1.7%
57,274	AMEC plc (UK)	938
183,055	John Wood Group plc (UK)	2,514

		3,452

FOOD & STAPLES RETAILING—5.7%
286,031	Clicks Group Ltd. (S. AFR)	1,661
23,655	Colruyt SA (BEL)	1,349
441,339	Distribuidora Internacional de Alimentacion SA (SP)	3,652
1,290,800	Puregold Price Club Inc. (PHIL)*	1,217
663,300	Wal-Mart de Mexico SAB de CV (MEX)	1,815
58,018	Woolworths Ltd. (AUS)	1,737

		11,431

FOOD PRODUCTS—3.2%
50,155	Nestle SA (SWS)	3,395
74,872	Unilever plc (UK)	3,040

		6,435

GAS UTILITIES—0.5%
30,433	Gail India Ltd. GDR (IND)[1]	922

HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
12,899	BioMerieux (FR)	1,318
68,862	Cochlear Ltd. (AUS)	3,779
45,600	Mindray Medical International Ltd. ADR (CHN)[2]	1,867
89,500	Olympus Corp. (JP)*	2,735

		9,699

HEALTH CARE PROVIDERS & SERVICES—0.6%
51,801	Celesio AG (GER)	1,171

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HOTELS, RESTAURANTS & LEISURE—3.7%
807,204	Aristocrat Leisure Ltd. (AUS)	$3,149
660,000	Cafe de Coral Holdings Ltd. (HK)	2,144
339,733	Mitchells & Butlers plc (UK)*	2,155

		7,448

HOUSEHOLD PRODUCTS—1.2%
9,332	Geberit AG (SWS)*	2,504

INDUSTRIAL CONGLOMERATES—1.0%
61,000	Jardine Strategic Holdings Ltd. (BM)	2,098

INSURANCE—2.9%
164,400	MS&AD Insurance Group Holdings Inc. (JP)	4,255
7,464	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	1,593

		5,848

INTERNET & CATALOG RETAIL—4.5%
60,100	Asos plc (UK)*	4,324
137,900	Rakuten Inc. (JP)	1,859
764,556	Trade Me Group Ltd. (NZ)*	2,917

		9,100

INTERNET SOFTWARE & SERVICES—0.8%
12,500	Baidu Inc. ADR (CHN)*[2]	1,654

LEISURE EQUIPMENT & PRODUCTS—3.8%
138,400	Namco Bandai Holdings Inc. (JP)	2,239
36,900	Sankyo Co. Ltd. (JP)	1,630
42,500	Shimano Inc. (JP)	3,831

		7,700

LIFE SCIENCES TOOLS & SERVICES—1.2%
10,500	Mettler-Toledo International Inc. (US)*	2,316

MACHINERY—9.2%
155,090	Atlas Copco AB (SW)	3,633
256,153	Fiat Industrial SpA (IT)	3,162
31,737	Kone OYJ (FIN)	2,364
149,952	Scania AB (SW)	3,128
8,100	SMC Corp. (JP)	1,713
140,400	THK Co. Ltd. (JP)	2,924
50,114	Weir Group plc (UK)	1,640

		18,564

MEDIA—3.3%
33,739	Naspers Ltd. (S. AFR)	2,822
104,400	Rightmove plc (UK)	3,861

		6,683

METALS & MINING—1.3%
79,795	BHP Billiton plc (UK)	2,284
95,003	Kazakhmys plc (UK)	377

		2,661

OIL, GAS & CONSUMABLE FUELS—3.8%
276,505	BG Group plc (UK)	$4,986
35,000	Cenovus Energy Inc. (CAN)	1,037
30,837	Total SA (FR)	1,643

		7,666

PERSONAL PRODUCTS—1.2%
73,500	KAO Corp. (JP)	2,354

PHARMACEUTICALS—4.0%
13,203	Novo Nordisk AS (DEN)	2,240
23,429	Roche Holding AG (SWS)	5,766

		8,006

PROFESSIONAL SERVICES—2.2%
56,251	Intertek Group plc (UK)	2,590
216,936	Seek Ltd. (AUS)	1,838

		4,428

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
457,844	Imagination Technologies Group plc (UK)*	1,635
3,055	Samsung Electronics Co. Ltd. (S. KOR)	3,481
85,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	1,454

		6,570

SPECIALTY RETAIL—1.5%
9,100	Fast Retailing Co. Ltd. (JP)	3,108

TEXTILES, APPAREL & LUXURY GOODS—0.9%
17,132	Adidas AG (GER)	1,910

TOBACCO—0.7%
43,978	Imperial Tobacco Group plc (UK)	1,476

TOTAL COMMON STOCKS (Cost $205,302)		199,835

SHORT-TERM INVESTMENTS—0.7%
(Cost $1,510)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,510	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $1,543)	1,510

TOTAL INVESTMENTS—99.6% (Cost $206,812)		201,345

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		761

TOTAL NET ASSETS—100.0%		$202,106

6

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$4,483	$—	$4,483
Europe	8,420	100,155	—	108,575
Latin America	3,145	—	—	3,145
Middle East/Central Asia	2,404	—	—	2,404
North America	6,775	1,037	—	7,812
Pacific Basin	5,427	67,989	—	73,416
Short-Term Investments
Repurchase Agreements	—	1,510	—	1,510

Total Investments in Securities	$26,171	$175,174	$—	$201,345

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2013 (000s)
Preferred Stocks	$50	$—	$(49)	$—	$—	$(1)	$—	$—	$—

There were no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.5%)

COMMON STOCKS—97.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.7%
2,100	Boeing Co. (US)	$221

AIRLINES—2.5%
27,961	International Consolidated Airlines Group SA (SP)*	124
4,256	US Airways Group Inc. (US)*	82

		206

AUTOMOBILES—5.8%
3,324	Daimler AG (GER)	231
4,000	Toyota Motor Corp. (JP)	243

		474

CAPITAL MARKETS—0.8%
900	State Street Corp. (US)	63

CHEMICALS—4.8%
4,025	Akzo Nobel NV (NET)	246
2,300	Shin-Etsu Chemical Co. Ltd. (JP)	143

		389

COMMERCIAL BANKS—7.2%
22,836	Barclays plc (UK)	100
2,116	BNP Paribas SA (FR)	137
14,400	HSBC Holdings plc (UK)	163
4,200	Wells Fargo & Co. (US)	183

		583

CONSTRUCTION & ENGINEERING—0.8%
16,646	Balfour Beatty plc (UK)	62

DIVERSIFIED CONSUMER SERVICES—1.5%
6,700	Apollo Group Inc. Cl. A (US)*	122

DIVERSIFIED FINANCIAL SERVICES—3.6%
3,800	Citigroup Inc. (US)	198
2,900	NASDAQ OMX Group Inc. (US)	94

		292

ENERGY EQUIPMENT & SERVICES—3.8%
2,000	National Oilwell Varco Inc. (US)	140
4,316	Petrofac Ltd. (UK)	86
735	Technip SA (FR)	81

		307

FOOD & STAPLES RETAILING—2.8%
40,952	Tesco plc (UK)	$229

HEALTH CARE PROVIDERS & SERVICES—3.3%
3,700	UnitedHealth Group Inc. (US)	269

HOTELS, RESTAURANTS & LEISURE—1.7%
3,700	Carnival Corp. (US)	137

INDUSTRIAL CONGLOMERATES—3.8%
21,000	SembCorp Industries Ltd. (SGP)	84
2,055	Siemens AG (GER)	225

		309

INSURANCE—3.0%
14,581	Aviva plc (UK)	82
400	Fairfax Financial Holdings Ltd. (CAN)	159

		241

IT SERVICES—4.3%
5,600	Total System Services Inc. (US)	154
10,700	Western Union Co. (US)	192

		346

LIFE SCIENCES TOOLS & SERVICES—2.1%
3,739	Agilent Technologies Inc. (US)	167

MACHINERY—1.4%
32,000	SembCorp Marine Ltd. (SGP)	114

MEDIA—4.9%
14,132	Reed Elsevier NV (NET)	271
1,900	Walt Disney Co. (US)	123

		394

OIL, GAS & CONSUMABLE FUELS—10.8%
2,100	Anadarko Petroleum Corp. (US)	186
8,211	BG Group plc (UK)	148
106,000	CNOOC Ltd. (HK)	191
4,400	Imperial Oil Ltd. (CAN)	189
4,657	Royal Dutch Shell plc (UK)	159

		873

PHARMACEUTICALS—6.7%
1,900	Johnson & Johnson (US)	178
2,762	Novartis AG (SWS)	198
1,575	Sanofi SA (FR)	165

		541

PROFESSIONAL SERVICES—1.9%
22,175	Michael Page International plc (UK)	151

SOFTWARE—5.5%
7,700	Microsoft Corp. (US)	245
6,300	Oracle Corp. (US)	204

		449

TOBACCO—4.2%
4,200	Altria Group Inc. (US)	147
2,119	British American Tobacco plc (UK)	113
1,800	Lorillard Inc. (US)	77

		337

TRANSPORTATION INFRASTRUCTURE—2.0%
51,206	China Merchants Holdings International Co. Ltd. (HK)	160

8

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—5.6%
3,400	KDDI Corp. (JP)	$188
379	SK Telecom Co. Ltd. (S. KOR)	74
62,902	Vodafone Group plc (UK)	189

		451

TOTAL COMMON STOCKS (Cost $6,686)		7,887

SHORT-TERM INVESTMENTS—3.0%
(Cost $242)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$242	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $250)	$242

TOTAL INVESTMENTS—100.5% (Cost $6,928)		8,129

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(37)

TOTAL NET ASSETS—100.0%		$8,092

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$3,160	$—	$3,160
North America	3,341	189	—	3,530
Pacific Basin	—	1,197	—	1,197
Short-Term Investments
Repurchase Agreements	—	242	—	242

Total Investments in Securities	$3,341	$4,788	$—	$8,129

There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.8%)

COMMON STOCKS—96.2%

Shares		Value (000s)

AEROSPACE & DEFENSE—12.4%
11,676	European Aeronautic Defense and Space Co. NV (FR)	$699
5,818	Lockheed Martin Corp. (US)	699
2,870	Precision Castparts Corp. (US)	636
73,905	Rolls-Royce Holdings plc (UK)*	1,318

		3,352

AUTOMOBILES—3.9%
8,176	Bayerische Motoren Werke AG (GER)	800
1,777	Tesla Motors Inc. (US)*	239

		1,039

BEVERAGES—1.5%
12,932	Diageo plc (UK)	405

BIOTECHNOLOGY—8.5%
5,179	Biogen Idec Inc. (US)*	1,130
6,208	Celldex Therapeutics Inc. (US)*	127
16,772	Gilead Sciences Inc. (US)*	1,031

		2,288

CHEMICALS—3.4%
9,384	Monsanto Co. (US)	927

COMMERCIAL BANKS—3.0%
18,652	Wells Fargo & Co. (US)	811

COMPUTERS & PERIPHERALS—1.0%
590	Apple Inc. (US)	267

DIVERSIFIED FINANCIAL SERVICES—3.1%
15,925	Citigroup Inc. (US)	830

DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
13,170	Ziggo NV (NET)	524

ENERGY EQUIPMENT & SERVICES—3.0%
9,986	Schlumberger Ltd. (US)	812

FOOD & STAPLES RETAILING—1.9%
5,658	Pricesmart Inc. (US)	515

FOOD PRODUCTS—2.8%
11,137	Nestle SA (SWS)	754

HOTELS, RESTAURANTS & LEISURE—3.5%
7,925	Starbucks Corp. (US)	$565
5,677	Starwood Hotels & Resorts Worldwide Inc. (US)	375

		940

INTERNET SOFTWARE & SERVICES—7.9%
10,623	Facebook Inc. (US)*	391
1,379	Google Inc. (US)*	1,224
4,411	MercadoLibre Inc. (AR)	518

		2,133

IT SERVICES—3.0%
6,120	Accenture plc (IE)	452
12,838	Qiwi plc ADR (RUS)*[1]	368

		820

MACHINERY—2.0%
8,668	Pentair Ltd. (SWS)	530

MEDIA—1.8%
11,029	Comcast Corp. (US)	497

PHARMACEUTICALS—5.8%
15,279	Bristol-Myers Squibb Co. (US)	661
3,646	Roche Holding AG (SWS)	897

		1,558

ROAD & RAIL—2.1%
4,701	Canadian Pacific Railway Ltd. (CAN)	577

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
7,827	ASML Holding NV (NET)	704

SPECIALTY RETAIL—10.1%
918	AutoZone Inc. (US)*	412
9,771	Home Depot Inc. (US)	772
11,366	Restoration Hardware Holdings Inc. (US)*	760
15,049	TJX Cos. Inc. (US)	783

		2,727

TEXTILES, APPAREL & LUXURY GOODS—11.0%
2,002	Hermes International (FR)	680
14,918	Lululemon Athletica Inc. (US)*	1,038
13,870	Luxottica Group SpA ADR (IT)[1]	728
8,155	Nike Inc. (US)	513

		2,959

TOTAL COMMON STOCKS (Cost $21,188)		25,969

SHORT-TERM INVESTMENTS—6.0%
(Cost $1,623)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,623	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by Federal National Mortgage Association (market value $1,659)	1,623

TOTAL INVESTMENTS—102.2% (Cost $22,811)		27,592

CASH AND OTHER ASSETS, LESS LIABILITIES—(2.2)%		(603)

TOTAL NET ASSETS—100.0%		$26,989

10

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,782	$6,077	$—	$8,859
Latin America	1,330	—	—	1,330
North America	15,203	577	—	15,780
Short-Term Investments
Repurchase Agreements	—	1,623	—	1,623

Total Investments in Securities	$19,315	$8,277	$—	$27,592

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2013 (000s)
Preferred Stocks	$5	$—	$(5)	$—	$—	$—	$—	$—	$—

Of the Level 1 investments presented above, North American Common Stocks valued at $285 had previously been considered as Level 2 investments at October 31, 2012. Transfers from Level 2 to Level 1 are typically the result of exchange traded products where quoted prices from an active market were not available (Level 2), and have become available (Level 1).

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Global Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Global Value Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Global Value Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

14

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund and Harbor International Growth Fund purchased option contracts to manage their exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the market value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio, which is a money market mutual fund that seeks to provide income while maintaining a stable share price of $1. There is no assurance that the State

15

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Street Navigator Securities Lending Prime Portfolio will maintain a stable share price and the Fund is subject to the risk of loss on the cash collateral invested. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower or earning interest on the investment of the cash collateral. The Fund may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. Should the borrower of the securities fail financially, the Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the market value of the collateral falls below the market value of the securities on loan at the time of default by the borrower. There were no securities loaned as of July 31, 2013 for the Harbor International Fund.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2013 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$31,335,146	$13,374,540	$(863,593)	$12,510,947
Harbor International Growth Fund*	206,812	8,552	(14,019)	(5,467)
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	$6,928	$1,375	$(174)	$1,201
Harbor Global Growth Fund	22,811	4,895	(114)	4,781

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

16

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.IG.0713

Quarterly Schedule of Portfolio Holdings

July 31, 2013

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -7.4%)

ASSET-BACKED SECURITIES—4.5%
Principal Amount (000s)		Value (000s)
$14	American Money Management Corp. Series 2005-5A Cl. A1A 0.507%—08/08/2017[1,2]	$14
251	Ares CLO Funds[3] Series 2006-6RA Cl. A1B 0.502%—03/12/2018[1,2]	249
229	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.390%—10/25/2035[1]	225
380	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[4]	383
2,600	Citibank Omni Master Trust Series 2009-A14A Cl. A14 2.941%—08/15/2018[1,2]	2,665
1,700	Commercial Industrial Finance Corp. Series 2007-1A Cl. A1L 0.535%—05/10/2021[1,2]	1,663
505	Series 2006-2A Cl. A1L 0.535%—03/01/2021[1,2]	497

		2,160

620	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 4.876%—04/25/2036[5]	635
1,576	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11 Cl. A2D 0.530%—11/25/2035[1]	1,518
657	Series 2005-FF8 Cl. A2D 0.570%—09/25/2035[1]	649

		2,167

€76	Harvest CLO SA3 Series IX Cl. A1 0.825%—03/29/2017[1]	101
$1,200	Hillmark Funding Series 2006-1A Cl. A1 0.524%—05/21/2021[1,2]	1,176
€344	Magi Funding plc Series I-A Cl. A 0.578%—04/11/2021[1,2]	450
$600	People’s Choice Home Loan Securities Trust Series 2005-1 Cl. M4 1.540%—01/25/2035[1]	374
€1,089	SLM Student Loan Trust Series 2003-2 Cl. A5 0.469%—12/15/2023[1]	1,419
354	Series 2002-7X Cl. A5 0.479%—09/15/2021[1]	470

		1,889

$480	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	$535
1,200	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.498%—04/17/2021[1,2]	1,161
1,160	Structured Asset Investment Loan Trust Series 2006-BNC2 Cl. A5 0.350%—05/25/2036[1]	869
600	Venture CLO Ltd.[3] Series 2006-7A Cl. A1A 0.496%—01/20/2022[1,2]	581

TOTAL ASSET-BACKED SECURITIES (Cost $15,124)		15,634

BANK LOAN OBLIGATIONS—0.2%
(Cost $670)
672	Springleaf Financial Funding Co. Term Loan B 5.500%—05/10/2017[5]	674

COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
1,870	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 2.491%—11/15/2015[1,2]	1,883
30	Banc of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	31
1,697	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.890%—09/25/2034[1]	1,614
514	Countrywide Alternative Loan Trust Series 2007-5CB Cl. 1A4 0.000%—04/25/2037*	392
€324	Granite Mortgages plc Series 2004-2 Cl. 2A1 0.490%—06/20/2044[1]	424
$178	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.412%—05/19/2035[1]	144
285	Merrill Lynch Mortgage Investors Trust Series 2006-1 Cl. 1A 2.533%—02/25/2036[5]	262
178	Thornburg Mortgage Securities Trust Series 2006-4 Cl. A2B 5.647%—07/25/2036[1]	173
755	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 3.010%—10/20/2035[5]	648
469	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.232%—01/25/2046[1]	427

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,665)		5,998

CORPORATE BONDS & NOTES—2.6%
600	Ally Financial Inc. 3.475%—02/11/2014[1]	607
300	3.672%—06/20/2014[1]	305

		912

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
	$800	Banco Santander Brasil SA MTN[6] 2.373%—03/18/2014[1,2]	$800
	2,100	BPCE SA 2.015%—02/07/2014[1,2]	2,115
	1,500	ICICI Bank Ltd. MTN[6] 2.023%—02/24/2014[1,2]	1,503
	2,200	Intesa Sanpaolo SpA 2.674%—02/24/2014[1,2]	2,207
	300	SLM Corp. MTN[6] 2.043%—11/01/2016[5,7]	285
	151	2.982%—04/01/2014[5,7]	151
	700	3.063%—03/17/2014[5,7]	696

			1,132

	200	Turkiye Garanti Bankasi AS 2.766%—04/20/2016[1,2]	197

	TOTAL CORPORATE BONDS & NOTES (Cost $8,745)		8,866

FOREIGN GOVERNMENT OBLIGATIONS—4.4%
AUD$	400	Australia Government Bond 2.500%—09/20/2030[7]	432
	700	4.000%—08/20/2020[7]	1,160

			1,592

R$	1,300	Brazil Notas Do Tesouro Nacional Serie B 6.000%—08/15/2040-08/15/2050[7]	1,477
	€3,922	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond[7] 0.750%—04/15/2018	5,519
CAD$	—	Canadian Government Bond 4.250%—12/01/2021[7]	—
	€1,600	Instituto de Credito Oficial MTN[6] 1.966%—03/25/2014[1]	2,131
MEX$	1,900	Mexican Bonos de Proteccion Al Ahorro 3.980%—06/29/2017[1,7]	149
	800	4.050%—03/19/2015[1,7]	64
	19,000	4.320%—01/30/2020[1,7]	1,502

			1,715

AUD$	800	New South Wales Treasury Corp. 2.500%—11/20/2035[7]	824
	1,400	2.750%—11/20/2025[7]	1,556

			2,380

	$100	Petroleos de Venezuela SA 5.000%—10/28/2015	89
	€200	Xunta de Galicia 6.131%—04/03/2018	291

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $16,273)		15,194

MORTGAGE PASS-THROUGH—0.5%
	$595	Federal National Mortgage Association 4.000%—02/01/2041	619
	1,000	Federal National Mortgage Association TBA[8] 3.000%—09/13/2042	967

	TOTAL MORTGAGE PASS-THROUGH (Cost $1,540)		1,586

PURCHASED OPTIONS—0.0%

No. of Contracts			Value (000s)
	21	Commodity—Brent Crude Oil Futures $118.750—10/31/2013-12/31/2013	$13
	18	Commodity—Crude Oil Futures $130.000—11/15/2013	2
	27	$150.000—11/17/2015	8

			10

	1,800,000	Interest Rate Swap Option 30 year 3.875%—04/14/2014	81

	TOTAL PURCHASED OPTIONS (Cost $421)		104

U.S. GOVERNMENT OBLIGATIONS—93.4%
Principal Amount (000s)
	$93,406	U.S. Treasury Inflation Indexed Bonds[7] 0.125%—04/15/2016-01/15/2023	94,058
	8,708	0.375%—07/15/2023	8,689
	18,380	0.500%—04/15/2015	18,899
	34,418	0.625%—07/15/2021[9]	35,927
	2,432	0.625%—02/15/2043	2,024
	103	0.750%—02/15/2042	90
	13,949	1.125%—01/15/2021	15,067
	41,217	1.250%—04/15/2014-07/15/2020	44,982
	5,715	1.375%—07/15/2018-01/15/2020	6,288
	17,563	1.625%—01/15/2015-01/15/2018	18,996
	1,890	1.750%—01/15/2028	2,122
	11,455	1.875%—07/15/2019[9]	13,020
	22,209	2.000%—01/15/2014-07/15/2014[9]	22,684
	5,750	2.125%—01/15/2019	6,549
	3,553	2.375%—01/15/2017-01/15/2027	4,182
	2,249	2.625%—07/15/2017	2,567

			296,144

	100	U.S. Treasury Notes 0.125%—07/31/2014	100
	8,241	0.250%—03/31/2014-06/30/2014	8,249
	8,136	0.250%—05/31/2014[9]	8,144
	57	0.500%—10/15/2013	57
	1,300	0.625%—07/15/2014	1,306
	112	0.750%—12/15/2013	112
	135	0.750%—06/15/2014[9]	136
	2,900	1.000%—05/15/2014	2,920
	58	1.250%—02/15/2014[9]	58
	121	1.250%—04/15/2014	122
	600	1.750%—03/31/2014	607
	100	1.875%—04/30/2014	101
	3,700	2.000%—02/15/2023	3,528

			25,440

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $322,110)		321,584

SHORT-TERM INVESTMENTS—12.3%
	REPURCHASE AGREEMENTS—0.7%
	1,300	Repurchase Agreement with Citigroup Inc. dated July 31, 2013 due August 01, 2013 at 0.100% collateralized by U.S. Treasury Notes (market value $1,326)	1,300
	1,346	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $1,373)	1,346

			2,646

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)
U.S. GOVERNMENT AGENCIES—6.5%
$10,000	Federal Home Loan Bank Discount Notes 0.045%—10/02/2013	$9,999
2,398	Federal Home Loan Mortgage Corp. Discount Notes 0.130%—11/05/2013	2,397
200	0.150%—02/24/2014	200

		2,597

3,100	Federal National Mortgage Association Discount Notes 0.125%—01/27/2014	3,098
6,600	0.140%—11/01/2013	6,598

		9,696

		22,292

U.S. GOVERNMENT OBLIGATIONS—5.1%
1,000	U.S. Treasury Bills 0.068%—01/16/2014	1,000
U.S. GOVERNMENT OBLIGATIONS—Continued
$8,000	0.069%—01/09/2014[9]	$7,997
483	0.085%—02/06/2014[9]	483
2,400	0.109%—07/24/2014	2,397
261	0.116%—05/01/2014[9]	261
5,191	0.135%—05/29/2014[9]	5,185
200	0.140%—06/26/2014	200

		17,523

TOTAL SHORT-TERM INVESTMENTS (Cost $42,461)		42,461

TOTAL INVESTMENTS—119.7% (Cost $413,009)		412,101

CASH AND OTHER ASSETS, LESS LIABILITIES—(19.7)%		(67,786)

TOTAL NET ASSETS—100.0%		$344,315

FUTURES CONTRACTS OPEN AT JULY 31, 2013

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Mill Wheat Futures (Buy)	8	€—	11/11/2013	$(28)
Brent Crude Oil Futures (Buy)	4	$4	09/13/2013	15
Brent Crude Oil Futures (Buy)	3	3	11/14/2013	3
Brent Crude Oil Futures (Sell)	7	7	02/13/2014	(18)
Brent Crude Oil Futures (Sell)	24	24	05/15/2014	(75)
Corn Futures (Buy)	16	80	12/13/2013	(46)
Corn Futures (Sell)	16	80	09/13/2013	54
Eurodollar Futures-CME 90 day (Buy)	45	11,250	09/14/2015	(26)
Eurodollar Futures-CME 90 day (Buy)	105	26,250	03/14/2016	(136)
Eurodollar Futures-CME 90 day (Buy)	179	44,750	03/13/2017	(188)
Gold Futures (Buy)	3	—	12/27/2013	(3)
Interest Rate Swap Futures-CBOT 30 year (Sell)	3	300	09/16/2013	23
Light Sweet Crude Oil Futures (Buy)	7	7	02/20/2014	39
Light Sweet Crude Oil Futures (Buy)	24	24	05/19/2014	130
Light Sweet Crude Oil Futures (Sell)	5	5	08/20/2013	7
Light Sweet Crude Oil Futures (Sell)	4	4	09/20/2013	(37)
Light Sweet Crude Oil Futures (Sell)	3	3	11/20/2013	(3)
Natural Gas Futures (Buy)	23	230	04/28/2014	(69)
Natural Gas Futures (Buy)	142	1,420	09/26/2014	(523)
Natural Gas Futures (Sell)	165	1,650	03/27/2014	674
Natural Gas Swap Futures (Buy)	10	25	12/29/2015	2
Natural Gas Swap Futures (Buy)	10	25	01/27/2016	1
Natural Gas Swap Futures (Buy)	10	25	02/25/2016	—
Natural Gas Swap Futures (Buy)	10	25	03/29/2016	(7)
Natural Gas Swap Futures (Buy)	10	25	04/27/2016	(6)
Natural Gas Swap Futures (Buy)	10	25	05/26/2016	(6)
Natural Gas Swap Futures (Buy)	10	25	06/28/2016	(5)
Natural Gas Swap Futures (Buy)	10	25	07/27/2016	(4)
Natural Gas Swap Futures (Buy)	10	25	08/29/2016	(4)
Natural Gas Swap Futures (Buy)	10	25	09/28/2016	(3)
Natural Gas Swap Futures (Buy)	10	25	10/27/2016	(1)
Natural Gas Swap Futures (Buy)	10	25	11/28/2016	3
Natural Gas Swap Futures (Sell)	8	20	12/27/2013	7
Natural Gas Swap Futures (Sell)	8	20	01/29/2014	7
Natural Gas Swap Futures (Sell)	8	20	02/26/2014	8
Natural Gas Swap Futures (Sell)	8	20	03/27/2014	9
Natural Gas Swap Futures (Sell)	8	20	04/28/2014	8
Natural Gas Swap Futures (Sell)	8	20	05/28/2014	8
Natural Gas Swap Futures (Sell)	8	20	06/26/2014	7
Natural Gas Swap Futures (Sell)	8	20	07/29/2014	7
Natural Gas Swap Futures (Sell)	8	20	08/27/2014	7

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Natural Gas Swap Futures (Sell)	8	$20	09/26/2014	$6
Natural Gas Swap Futures (Sell)	8	20	10/29/2014	5
Natural Gas Swap Futures (Sell)	8	20	11/25/2014	1
Soybean Futures (Sell)	10	50	11/14/2013	57
U.S Treasury Bond Futures-30 year (Buy)	4	400	09/19/2013	(24)
Wheat Futures (Buy)	9	45	09/13/2013	(12)
Wheat Futures (Sell)	12	60	09/13/2013	12

				$(124)

WRITTEN OPTIONS OPEN AT JULY 31, 2013

Description	Counterparty	Number of Contracts	Strike Rate/Price	Expiration Date	Premium Received (000s)	Value (000s)
Interest Rate Swap Option 5 year (Call)	Bank of America Corp.	700,000	0.75%	09/03/2013	$1	$—
Interest Rate Swap Option 5 year (Put)	Bank of America Corp.	2,800,000	1.25	09/03/2013	7	(37)
Interest Rate Swap Option 5 year (Call)	Deutsche Bank AG	600,000	0.75	09/03/2013	—	—
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	2,200,000	1.25	09/03/2013	7	(29)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	7,700,000	2.85	04/14/2014	92	(39)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley & Co. LLC	3,800,000	0.75	09/03/2013	2	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	10,000,000	1.25	09/03/2013	41	(129)
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Group Inc.	400,000	2.90	09/30/2013	6	(5)
Interest Rate Swap Option 10 year (Put)	JP Morgan Chase & Co.	2,500,000	2.90	09/30/2013	43	(30)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley & Co. LLC	6,700,000	2.90	09/30/2013	116	(80)
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	800,000	1.90	09/03/2013	3	—
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	7,500,000	2.50	01/27/2014	50	(51)
Interest Rate Swap Option 10 year (Put)	Royal Bank of Scotland plc	800,000	2.40	09/03/2013	6	(31)
Interest Rate Swap Option 10 year (Put)	Royal Bank of Scotland plc	7,500,000	3.50	01/27/2014	82	(74)
Commodity—Brent Crude Oil Futures (Call)	JP Morgan Chase & Co.	18	$140.00	11/11/2013	130	(1)
Commodity—Brent Crude Oil Futures (Call)	Morgan Stanley & Co. LLC	27	160.00	11/10/2015	170	(10)
Commodity—Crude Oil Futures (Call)	CME Group	16	111.00	08/15/2013	11	(3)
Commodity—Heating Oil Futures (Call)	CME Group	5	3.30	10/31/2013	11	(4)
Commodity—Heating Oil Futures (Call)	CME Group	5	3.30	11/29/2013	11	(7)
Commodity—Heating Oil Futures (Call)	CME Group	5	3.30	12/31/2013	11	(9)
Commodity—Heating Oil Futures (Call)	JP Morgan Chase & Co.	2	330.00	10/31/2013	3	(1)
Commodity—Heating Oil Futures (Call)	JP Morgan Chase & Co.	2	330.00	11/29/2013	3	(2)
Commodity—Heating Oil Futures (Call)	JP Morgan Chase & Co.	2	330.00	12/31/2013	3	(3)
Commodity—Natural Gas Futures (Put)	JP Morgan Chase & Co.	12	4.30	08/15/2013	2	(3)
Commodity—Natural Gas Futures (Put)	JP Morgan Chase & Co.	48	4.40	08/08/2013	9	(23)
Commodity—Platinum Gold Spread (Put)	Deutsche Bank AG	100	—	03/04/2014	9	(3)
Commodity—Platinum Gold Spread (Put)	Goldman Sachs Group Inc.	250	(3.00)	03/03/2014	21	(9)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	5	(6.00)	05/14/2014	9	(11)
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	36	(6.00)	11/13/2013	44	(114)
Commodity—WTI-Brent Crude Oil Spread Futures (Put)	CME Group	1	(11.00)	11/13/2013	1	—
U.S. Treasury Note Option 10 year (Call)	CME Group	20	133.00	08/23/2013	5	—
U.S. Treasury Note Option 10 year (Put)	CME Group	20	129.00	08/23/2013	13	(53)

Total Written Options					$922	$(761)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Barclays plc	$666	$665	08/23/2013	$1
Australian Dollar (Buy)	HSBC Bank USA N.A.	818	840	08/23/2013	(22)
Australian Dollar (Sell)	Deutsche Bank AG	5,921	5,985	08/23/2013	64
Brazilian Real (Buy)	Bank of America Corp.	323	322	08/02/2013	1
Brazilian Real (Buy)	Barclays plc	55	56	08/02/2013	(1)
Brazilian Real (Buy)	Barclays plc	1,074	1,070	08/02/2013	4
Brazilian Real (Buy)	BNP Paribas S.A.	104	104	08/02/2013	—
Brazilian Real (Buy)	Credit Suisse Group AG	76	77	08/02/2013	(1)

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Credit Suisse Group AG	$539	$537	08/02/2013	$2
Brazilian Real (Buy)	Credit Suisse Group AG	577	579	11/04/2013	(2)
Brazilian Real (Buy)	Deutsche Bank AG	181	180	08/02/2013	1
Brazilian Real (Buy)	Goldman Sachs Group Inc.	68	68	08/02/2013	—
Brazilian Real (Buy)	JP Morgan Chase & Co.	113	113	08/02/2013	—
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	136	139	08/02/2013	(3)
Brazilian Real (Buy)	UBS AG	2,489	2,740	08/02/2013	(251)
Brazilian Real (Sell)	Bank of America Corp.	323	325	08/02/2013	2
Brazilian Real (Sell)	Bank of America Corp.	99	99	09/04/2013	—
Brazilian Real (Sell)	Barclays plc	1,129	1,181	08/02/2013	52
Brazilian Real (Sell)	Barclays plc	121	123	09/04/2013	2
Brazilian Real (Sell)	BNP Paribas S.A.	104	105	08/02/2013	1
Brazilian Real (Sell)	Credit Suisse Group AG	614	615	08/02/2013	1
Brazilian Real (Sell)	Credit Suisse Group AG	75	76	09/04/2013	1
Brazilian Real (Sell)	Deutsche Bank AG	182	185	08/02/2013	3
Brazilian Real (Sell)	Deutsche Bank AG	60	61	09/04/2013	1
Brazilian Real (Sell)	Goldman Sachs Group Inc.	68	69	08/02/2013	1
Brazilian Real (Sell)	HSBC Bank USA N.A.	37	38	09/04/2013	1
Brazilian Real (Sell)	JP Morgan Chase & Co.	114	114	08/02/2013	—
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	136	139	08/02/2013	3
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	105	108	09/04/2013	3
Brazilian Real (Sell)	UBS AG	2,433	2,425	08/02/2013	(8)
Brazilian Real (Sell)	UBS AG	55	56	08/02/2013	1
Brazilian Real (Sell)	UBS AG	483	487	09/04/2013	4
British Pound Sterling (Buy)	Deutsche Bank AG	1,105	1,135	09/12/2013	(30)
British Pound Sterling (Sell)	BNP Paribas S.A.	1,115	1,139	09/12/2013	24
Canadian Dollar (Buy)	Barclays plc	2,335	2,274	09/23/2013	61
Canadian Dollar (Buy)	Credit Suisse Group AG	381	377	09/23/2013	4
Canadian Dollar (Buy)	HSBC Bank USA N.A.	765	763	09/23/2013	2
Canadian Dollar (Buy)	JP Morgan Chase & Co.	380	375	09/23/2013	5
Canadian Dollar (Sell)	Royal Bank of Canada	4,440	4,480	09/23/2013	40
Euro Currency (Buy)	Bank of America Corp.	138	137	09/17/2013	1
Euro Currency (Buy)	Goldman Sachs Group Inc.	11,219	11,120	08/02/2013	99
Euro Currency (Sell)	Barclays plc	8	8	09/17/2013	—
Euro Currency (Sell)	Goldman Sachs Group Inc.	11,220	11,121	09/03/2013	(99)
Euro Currency (Sell)	Royal Bank of Scotland plc	11,219	11,037	08/02/2013	(182)
Indian Rupee (Buy)	Barclays plc	2,146	2,216	10/17/2013	(70)
Indian Rupee (Sell)	Barclays plc	794	811	10/17/2013	17
Indian Rupee (Sell)	Deutsche Bank AG	747	766	10/17/2013	19
Indian Rupee (Sell)	JP Morgan Chase & Co.	461	471	10/17/2013	10
Indian Rupee (Sell)	UBS AG	101	103	10/17/2013	2
Japanese Yen (Buy)	Bank of America Corp.	860	851	10/17/2013	9
Mexican Peso (Buy)	JP Morgan Chase & Co.	2,407	2,503	09/18/2013	(96)
Mexican Peso (Sell)	Bank of America Corp.	864	855	09/18/2013	(9)
Mexican Peso (Sell)	Barclays plc	165	167	09/18/2013	2
Mexican Peso (Sell)	BNP Paribas S.A.	46	46	09/18/2013	—
Mexican Peso (Sell)	Credit Suisse Group AG	30	31	09/18/2013	1
Mexican Peso (Sell)	Deutsche Bank AG	100	99	09/18/2013	(1)
Mexican Peso (Sell)	Goldman Sachs Group Inc.	74	76	09/18/2013	2
Mexican Peso (Sell)	HSBC Bank USA N.A.	195	188	09/18/2013	(7)
Mexican Peso (Sell)	HSBC Bank USA N.A.	71	72	09/18/2013	1
Mexican Peso (Sell)	JP Morgan Chase & Co.	105	103	09/18/2013	(2)
Mexican Peso (Sell)	JP Morgan Chase & Co.	466	474	09/18/2013	8
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	133	129	09/18/2013	(4)
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	202	203	09/18/2013	1
Mexican Peso (Sell)	Royal Bank of Canada	101	101	09/18/2013	—
Mexican Peso (Sell)	UBS AG	101	100	09/18/2013	(1)
Mexican Peso (Sell)	UBS AG	80	82	09/18/2013	2
South African Rand (Sell)	HSBC Bank USA N.A.	119	118	10/09/2013	(1)
Turkish Lira (Buy)	JP Morgan Chase & Co.	113	121	10/09/2013	(8)
Turkish Lira (Sell)	JP Morgan Chase & Co.	110	110	10/09/2013	—

					$(339)

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.600%	07/05/2018	$9,600	$(162)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/18/2018	3,500	(4)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	3,300	355

Interest Rate Swaps						$189

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	8.485%	01/02/2015	R$	5,200	$(20)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2015		8,400	(26)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	8.255	01/02/2015		1,000	(4)
HSBC Bank USA N.A.	Brazil Cetip Interbank Deposit	Pay	8.825	01/02/2015		9,400	(36)
JP Morgan Chase & Co.	Brazil Cetip Interbank Deposit	Pay	7.900	01/02/2015		4,900	(15)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.560	01/02/2015		2,100	(9)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2017		5,900	(136)
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.900	07/25/2016		€500	13
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	2.150	04/01/2021		200	5
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	2.100	07/25/2021		700	35
Credit Suisse Group AG	French Consumer Price Index Ex Tobacco Index	Pay	1.950	09/01/2017		200	7
Credit Suisse Group AG	French Consumer Price Index Ex Tobacco Index	Pay	2.150	04/01/2021		200	7
Deutsche Bank AG	French Consumer Price Index Ex Tobacco Index	Pay	2.000	02/01/2018		100	4
Deutsche Bank AG	French Consumer Price Index Ex Tobacco Index	Pay	2.150	04/01/2021		200	3
Goldman Sachs Group Inc.	French Consumer Price Index Ex Tobacco Index	Pay	2.150	04/01/2021		1,500	37
Morgan Stanley & Co. LLC	French Consumer Price Index Ex Tobacco Index	Pay	2.000	02/01/2018		600	21
Morgan Stanley & Co. LLC	French Consumer Price Index Ex Tobacco Index	Pay	2.150	04/01/2021		200	8
Royal Bank of Scotland plc	French Consumer Price Index Ex Tobacco Index	Pay	2.000	02/01/2018		300	11
Royal Bank of Scotland plc	French Consumer Price Index Ex Tobacco Index	Pay	2.100	07/25/2021		500	25
Société Générale	French Consumer Price Index Ex Tobacco Index	Pay	1.900	07/25/2016		1,000	30
Société Générale	French Consumer Price Index Ex Tobacco Index	Pay	2.100	07/25/2021		300	15
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.250	07/15/2017		$5,600	(112)
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		3,600	(90)
Deutsche Bank AG	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		4,700	(117)
Deutsche Bank AG	US CPI Urban Consumers NSA	Receive	2.560	05/08/2023		1,500	(15)
Goldman Sachs Group Inc.	US CPI Urban Consumers NSA	Receive	2.415	02/12/2017		1,400	(27)
Royal Bank of Scotland plc	US CPI Urban Consumers NSA	Receive	2.250	07/15/2017		8,200	(163)

Interest Rate Swaps							$(549)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America Corp.	U.S. Treasury Bills	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	$41,768	183	$(738)
Credit Suisse Group AG	U.S. Treasury Bills	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	81,527	92	(414)
Deutsche Bank AG	U.S. Treasury Bills	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	23,489	324	(1,413)
Goldman Sachs Group Inc.	U.S. Treasury Bills	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	40,852	141	(711)
JP Morgan Chase & Co.	U.S. Treasury Bills	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	25,437	65	(296)
Morgan Stanley & Co. LLC	U.S. Treasury Bills	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	107,777	396	(1,890)
Société Générale	U.S. Treasury Bills	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/15/2013	24,450	76	(376)

Total Return Swaps on Indices							$(5,838)

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price/Spread per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Inc.	European Low Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	$(7.790)	09/30/2013	1,000	$4
Deutsche Bank AG	European Low Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(7.450)	09/30/2013	1,000	(9)
Morgan Stanley & Co. LLC	European Low Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	6.800	12/31/2014	1,200	19
Morgan Stanley & Co. LLC	European Low Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	(6.525)	12/31/2014	1,200	40
Citigroup Inc.	Gas Oil vs. Brent Crude Oil Spread	Pay	14.850	12/31/2014	1,200	—
Citigroup Inc.	Gas Oil vs. Brent Crude Oil Spread	Pay	17.760	12/31/2014	1,200	1
Citigroup Inc.	Gas Oil vs. Brent Crude Oil Spread	Pay	17.880	09/30/2013	2,000	2
Deutsche Bank AG	Gas Oil vs. Brent Crude Oil Spread	Receive	13.750	09/30/2013	2,000	3
Goldman Sachs Group Inc.	Gas Oil vs. Brent Crude Oil Spread	Pay	18.000	12/31/2014	1,200	3
Goldman Sachs Group Inc.	Gas Oil vs. Brent Crude Oil Spread	Pay	17.700	12/31/2014	2,400	1
Morgan Stanley & Co. LLC	Gas Oil vs. Brent Crude Oil Spread	Pay	17.600	12/31/2014	2,400	8
Morgan Stanley & Co. LLC	Gas Oil vs. Brent Crude Oil Spread	Pay	17.675	12/31/2014	1,200	18
Deutsche Bank AG	Natural Gas Futures	Receive	7.200	12/31/2013	5,000	(47)
Citigroup Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	-10.750	12/31/2013	5,000	1
Citigroup Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	(10.100)	12/31/2013	10,000	1
Goldman Sachs Group Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	(10.100)	12/31/2013	10,000	1
Goldman Sachs Group Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	(11.000)	12/31/2019	24,000	1

Total Return Swaps on Commodities						$47

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	$0.036	11/29/2013	$430	$(7)
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.052	08/06/2014	330	(1)
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.026	08/01/2013	1,890	(79)
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.029	11/27/2013	420	(14)
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.076	09/30/2014	320	7
Morgan Stanley & Co. LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.037	11/27/2013	249	(4)
Morgan Stanley & Co. LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.054	04/21/2016	520	(8)
Société Générale	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.035	11/27/2013	270	(4)
Société Générale	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.035	11/27/2013	270	(5)
Goldman Sachs Group Inc.	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.090	11/29/2013	270	3
Morgan Stanley & Co. LLC	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.090	11/27/2013	160	2
Morgan Stanley & Co. LLC	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.092	04/21/2016	400	12
Société Générale	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.087	11/27/2013	170	2
Société Générale	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.088	11/27/2013	170	2
BNP Paribas S.A.	S&P GSCI Brent Crude Oil Excess Return	Receive	0.049	08/09/2013	200	5
BNP Paribas S.A.	S&P GSCI Crude Oil Index Excess Return	Pay	0.053	08/09/2013	200	(3)

Variance Swaps on Commodities						$(92)

VARIANCE SWAPS ON INDICES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays plc	S&P 500 Index	Receive	$0.075	12/20/2013	$900	$51
Goldman Sachs Group Inc.	S&P 500 Index	Receive	0.073	12/20/2013	1,000	55

Variance Swaps on Indices						$106

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Centex Corp. 5.250% due 06/15/2015	Buy	1.000%	06/20/2014	0.161%	$(8)	$(12)	$900	$4
BNP Paribas S.A.	Intesa Sanpaolo SpA 4.750% due 06/15/2017	Buy	3.000	03/20/2014	1.064	(35)	88	2,200	(123)
JP Morgan Chase & Co.	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2015	1.897	(5)	(9)	300	4

Credit Default Swaps									$(115)

Total Swaps									$(6,252)

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts and certain Written Options valued at $(124) and $(230), respectively, are classified as Level 1. All other holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or July 31, 2013.

Of the Level 1 investments presented above, certain Written Options valued at ($17) had previously been considered as Level 2 investments at October 31, 2012. Transfers from Level 2 to Level 1 are typically the result of exchange traded products where quoted prices from an active market were not available (Level 2), and have become available (Level 1).

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$1236	$(7,072)
Credit Contracts	8	(123)
Equity Contracts	106	—
Foreign Exchange Contracts	461	(800)
Interest Rate Contracts	680	(1,868)

Total	$2,491	$(9,863)

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2013.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2013, these securities were valued at $17,161 or 5% of net assets.

3	CLO after the name of a security stands for Collateralized Loan Obligations.

4	Step coupon security.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2013.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2013. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

9	At July 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $93,895 or 27% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

AUD$	Australian Dollar.

R$	Brazilian Real.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of 10.0%)

ASSET-BACKED SECURITIES—12.9%
Principal Amount (000s)		Value (000s)
€355	Avoca Capital Series III-X Cl. A 0.575%—09/15/2021[1]	$463
$1,003	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 Cl. 2A1 0.590%—09/25/2046[1]	793
47	Belle Haven ABS CLO Ltd.[2] Series 2004-1A Cl. A1ST 0.626%—11/03/2044[1,3]	23	[x]
96	Series 2004-1A Cl. A1SB 0.666%—11/03/2044[1,3]	45	[x]

		68

400	Countrywide Asset-Backed Certificates Series 2007-2 Cl. 2A3 0.330%—08/25/2037[1]	295
400	Series 2007-11 Cl. 2A3 0.380%—06/25/2047[1]	301
2,100	Series 2006-6 Cl. 2A3 0.470%—09/25/2036[1]	1,698
100	Series 2006-1 Cl. AF5 5.582%—07/25/2036[4]	71

		2,365

188	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A3 0.000%—03/25/2037*	100
188	Series 2007-CB3 Cl. A4 0.000%—03/25/2037*	101

		201

719	First Franklin Mortgage Loan Trust Series 2004-FF8 Cl. M3 1.615%—10/25/2034[1]	488
102	Huntington CLO Ltd.[2] Series 2005-1A Cl. A1A 0.536%—11/05/2040[1,3]	91	[x]
62	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.350%—07/25/2037[1]	38
200	JP Morgan Mortgage Acquisition Corp. Series 2006-CW1 Cl. A5 0.430%—05/25/2036[1]	140
747	Morgan Stanley ABS Capital I Series 2007-HE2 Cl. A2B 0.280%—01/25/2037[1]	394
95	Series 2007-NC1 Cl. A2C 0.330%—11/25/2036[1]	52

		446

$93	Newcastle CLO V Ltd.[2] Series 2004-5A Cl. 1 0.613%—12/24/2039[1,3]	$86	[x]
76	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.340%—05/25/2037[1]	45
66	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 0.955%—02/25/2034[1]	60
175	Sierra Madre Funding Ltd. Series 2004-1A Cl. A1A 0.575%—09/07/2039[1,3]	126	[x]
409	Series 2004-1A Cl. ALTB 0.595%—09/07/2039[1,3]	296	[x]

		422

63	SLC Student Loan Trust Series 2009-AA Cl. A 4.750%—06/15/2033[1,3]	59
154	SLM Student Loan Trust Series 2010-A Cl. 2A 3.441%—05/16/2044[1,3]	159
100	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.498%—04/17/2021[1,3]	97
60	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.550%—10/25/2035[1]	57
95	Triaxx Prime CLO[2] Series 2007-1A Cl. A1D 0.447%—10/02/2039[1,3]	68

TOTAL ASSET-BACKED SECURITIES (Cost $4,619)		6,146

BANK LOAN OBLIGATIONS—0.5%
100	HJ Heinz Co. Term Loan B2 3.500%—06/05/2020[5]	101
144	Springleaf Financial Funding Co. Term Loan B 5.500%—05/10/2017[5]	145

TOTAL BANK LOAN OBLIGATIONS (Cost $243)		246

COLLATERALIZED MORTGAGE OBLIGATIONS—5.0%
51	American Home Mortgage Assets Trust Series 2006-2 Cl. 1A1 1.122%—09/25/2046[1]	35
€8	Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B 1.402%—11/19/2047[1,3]	11
$27	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	29
88	Banc of America Funding Corp. Series 2007-D Cl. 1A4 0.422%—06/20/2047[1]	80
18	Series 2004-A Cl. 4A1 2.929%—06/20/2032[5]	18

		98

534	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 2.491%—11/15/2015[1,3]	538

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
	$76	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[3]	$67
	45	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.320%—08/25/2035[1]	45
	11	Series 2004-10 Cl. 15A1 2.845%—01/25/2035[5]	10
	24	Series 2005-1 Cl. 4A1 5.245%—03/25/2035[5]	23

			78

	€149	Berica ABS Srl Series 2011-1 Cl. A1 0.522%—12/30/2055[1]	187
	$71	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.828%—08/25/2035[5]	64
	40	First Horizon Asset Securities Inc. Series 2005-AR4 Cl. 2A1 2.597%—10/25/2035[5]	34
	€8	Granite Mortgages plc Series 2003-3 Cl. 2A 0.600%—01/20/2044[1]	10
	£72	Series 2004-3 Cl. 3A2 0.889%—09/20/2044[1]	108

			118

	$25	Impac CMB Trust Series 2004-4 Cl. 1A1 0.830%—09/25/2034[1]	23
	13	Indymac Index Mortgage Loan Trust Series 2004-AR6 Cl. 5A1 2.577%—10/25/2034[5]	12
	25	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.340%—07/25/2036[1]	25
	354	JP Morgan Mortgage Trust Series 2006-A2 Cl. 1A1 2.874%—04/25/2036[5]	298
	17	Series 2006-S2 Cl. 2A2 5.875%—06/25/2021	17

			315

	11	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.314%—05/25/2034[5]	11
	210	Merrill Lynch Mortgage Investors Trust Series 2003-H Cl. A3A 2.057%—01/25/2029[5]	208
	70	Structured Asset Securities Corp. Series 2005-16 Cl. 1A2 5.500%—09/25/2035	70
	74	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.271%—06/15/2020[1,3]	73
	14	Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A 0.420%—04/25/2045[1]	13
	60	Series 2005-AR9 Cl. A1A 0.510%—07/25/2045[1]	55
	130	Series 2007-HY3 Cl. 2A1 0.000%—03/25/2037*	109
	230	Series 2007-HY4 Cl. 3A1 4.900%—04/25/2037[5]	206

			383

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,200)		2,379

CONVERTIBLE BONDS—0.9%
Principal Amount (000s)			Value (000s)
	(Cost $400)
	$400	Electronic Arts Inc. 0.750%—07/15/2016	$440

CORPORATE BONDS & NOTES—6.5%
	100	Abbey National Treasury Services plc 4.000%—04/27/2016	106
	100	Ally Financial Inc. 3.672%—06/20/2014[1]	102
	273	American Airlines Pass Through Trust Series 2011-2 Cl.2 8.625%—04/15/2023	284
	200	Banco Santander Brasil SA MTN[6] 2.373%—03/18/2014[1,3]	200
	100	Bank of America Corp. 6.500%—08/01/2016	113
	100	Banque PSA Finance SA 2.174%—04/04/2014[1,3]	99
	300	BRF - Brasil Foods SA 5.875%—06/06/2022[3]	305
	100	Citigroup Inc. 1.226%—07/25/2016[1]	100
	400	Community Health Systems Inc. 5.125%—08/15/2018	409
	100	Goldman Sachs Group Inc. MTN[6] 5.375%—03/15/2020	110
	100	International Lease Finance Corp. 6.500%—09/01/2014[3]	105
	£100	LBG Capital No. 1 plc 7.869%—08/25/2020	160
	$100	Morgan Stanley 5.750%—01/25/2021	111
	100	Morgan Stanley MTN[6] 7.300%—05/13/2019	119
	100	Reynolds Group Issuer Inc. 6.875%—02/15/2021	107
	300	SLM Corp. MTN[6] 0.566%—01/27/2014[1]	298
	175	UBS AG MTN[6] 5.875%—12/20/2017	203
	100	Volkswagen International Finance NV 1.875%—04/01/2014[3]	101
	50	Wynn Las Vegas LLC 7.750%—08/15/2020	57

	TOTAL CORPORATE BONDS & NOTES (Cost $2,996)		3,089

FOREIGN GOVERNMENT OBLIGATIONS—3.6%
AUD$	300	Australia Government Bond 3.250%—04/21/2025	253
	700	5.500%—12/15/2013-04/21/2023	696

			949

R$	300	Brazil Letras Do Tesouro Nacional 0.000%—01/01/2017[7]	92
MEX$	930	Mexican Bonos 6.500%—06/10/2021	76
	1,800	10.000%—12/05/2024	188

			264

	$200	Province of Quebec Canada 2.750%—08/25/2021	195
	200	Vnesheconombank Via Veb Finance plc 6.025%—07/05/2022[3]	211

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,787)		1,711

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—19.2%
Principal Amount (000s)		Value (000s)
$99	Federal Home Loan Mortgage Corp. 1.579%—10/25/2021[5]	$10
13	Federal National Mortgage Association 2.313%—07/01/2032[1]	13
158	2.500%—08/01/2022	161
998	3.000%—05/01/2043	969
335	3.500%—02/01/2026	353
611	4.000%—06/01/2041-11/01/2041	635
517	4.500%—06/01/2019-02/01/2026	550

		2,681

34	Federal National Mortgage Association REMIC[8] 0.310%—03/25/2034[1]	34
300	Federal National Mortgage Association TBA[9] 3.500%—08/13/2042	303
2,000	4.000%—08/14/2028-09/17/2028	2,116

		2,419

2,058	Government National Mortgage Association 2.500%—07/15/2027-02/15/2028	2,064
1,997	3.000%—06/15/2043	1,959

		4,023

TOTAL MORTGAGE PASS-THROUGH (Cost $9,423)		9,167

MUNICIPAL BONDS—1.3%
100	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	76
100	6.000%—06/01/2042	77

		153

100	California State 7.600%—11/01/2040	136
200	New York City NY 5.887%—12/01/2024	236
100	Whiting IN 5.250%—01/01/2021	116

TOTAL MUNICIPAL BONDS (Cost $545)		641

PURCHASED OPTIONS—0.2%

No. of Contracts
400,000	Credit Default Swap Option 5 year 5.000%—09/18/2013	1
360,000	Currency Option British Pound vs. U.S. Dollar £1.568—09/16/2013	17
450,000	Currency Option Euro vs. U.S. Dollar €1.333—09/16/2013	7
352,000	Currency Option U.S. Dollar vs. Brazilian Real $1.956—02/13/2014	—
3,586,000	Currency Option U.S. Dollar vs. Chinese Yuan $6.354—11/04/2013-06/04/2014	23
400,000	$6.420—09/11/2013	8
200,000	$6.552—10/11/2013	—

		31

192,000	Currency Option U.S. Dollar vs. Indian Rupee $ 53.000—09/02/2013-02/28/2014	—
800,000	Currency Option U.S. Dollar vs. Russian Ruble $ 30.000—02/13/2014	1
800,000	Interest Rate Swap Option 5 year 1.140%—09/05/2013	—
2,100,000	Interest Rate Swap Option 10 year 2.380%—09/16/2013-03/07/2014	$10
200,000	Interest Rate Swap Option 30 year 3.800%—12/18/2013	—
200,000	4.350%—02/29/2016	16

		16

TOTAL PURCHASED OPTIONS (Cost $141)		83

U.S. GOVERNMENT OBLIGATIONS—39.9%
Principal Amount (000s)
$400	U.S. Treasury Bonds 2.750%—11/15/2042	336
100	3.125%—11/15/2041	91
200	3.500%—02/15/2039	198
100	3.875%—08/15/2040	106
500	4.375%—02/15/2038	572
1,000	6.250%—08/15/2023[10]	1,328
100	7.125%—02/15/2023	140
100	7.500%—11/15/2024	147

		2,918

202	U.S. Treasury Inflation Indexed Bonds[11] 0.125%—01/15/2023	197
825	0.750%—02/15/2042	718
320	1.250%—07/15/2020	352
106	2.125%—02/15/2041	128

		1,395

100	U.S. Treasury Notes 0.125%—12/31/2014	100
2,000	0.250%—03/31/2014-06/30/2014	2,002
100	0.750%—06/15/2014	101
1,300	1.000%—05/15/2014-11/30/2019	1,271
300	1.250%—02/15/2014-03/15/2014	302
6,500	1.375%—06/30/2018-07/31/2018	6,499
300	1.500%—07/31/2016	308
300	1.750%—05/15/2022	284
300	1.875%—02/28/2014-09/30/2017	305
1,000	2.000%—11/15/2021	976
1,500	2.125%—08/15/2021	1,485
700	2.250%—05/31/2014	712
100	2.500%—06/30/2017	106
200	3.125%—05/15/2021	214
50	3.625%—08/15/2019	55

		14,720

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $19,555)		19,033

SHORT-TERM INVESTMENTS—13.5%
COMMERCIAL PAPER—1.0%
500	Ford Motor Credit Co. 1.100%—10/04/2013	499

REPURCHASE AGREEMENTS—0.8%
370	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by Federal National Mortgage Association (market value $379)	370

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)
U.S. GOVERNMENT AGENCIES—2.1%
$200	Federal Home Loan Bank Discount Notes 0.048%—10/23/2013	$200
800	Federal Home Loan Mortgage Corp. 0.110%—01/23/2014	799

		999

U.S. GOVERNMENT OBLIGATIONS—9.6%
3,200	U.S. Treasury Bills 0.069%—01/09/2014	3,199
300	0.085%—02/06/2014	300
U.S. GOVERNMENT OBLIGATIONS—Continued
$1,100	0.135%—05/29/2014	$1,099

		4,598

TOTAL SHORT-TERM INVESTMENTS (Cost $6,466)		6,466

TOTAL INVESTMENTS—103.5% (Cost $48,375)		49,401

CASH AND OTHER ASSETS, LESS LIABILITIES—(3.5)%		(1,670)

TOTAL NET ASSETS—100.0%		$47,731

FUTURES CONTRACTS OPEN AT JULY 31, 2013

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	1	€100	09/06/2013	$1
Euro-Oat Futures (Sell)	17	1,700	09/06/2013	23
CBOE Volatility Index Futures (Buy)	1	$1	08/20/2013	(1)
Eurodollar Futures-CME 90 day (Buy)	12	3,000	12/14/2015	(12)
Interest Rate Swap Futures-CBOT 10 year (Sell)	4	400	09/16/2013	16
U.S. Treasury Bond Futures-30 year (Sell)	4	400	09/19/2013	25
U.S. Treasury Note Futures-2 year (Sell)	6	1,200	09/30/2013	—
U.S. Treasury Note Futures-10 year (Sell)	15	1,500	09/19/2013	1

				$53

WRITTEN OPTIONS OPEN AT JULY 31, 2013

Description	Counterparty	Number of Contracts	Strike Rate/Price	Expiration Date	Premium Received (000s)	Value (000s)
Credit Default Swap Option 5 year (Put)	Bank of America Corp.	1,500,000	1.00%	09/18/2013	$4	$(1)
Credit Default Swap Option 5 year (Put)	BNP Paribas S.A.	500,000	1.00	09/18/2013	2	—
Interest Rate Swap Option 5 year (Put)	Bank of America Corp.	200,000	1.25	09/03/2013	—	(4)
Interest Rate Swap Option 5 year (Put)	Bank of America Corp.	300,000	1.65	09/05/2013	1	(1)
Interest Rate Swap Option 5 year (Put)	Credit Suisse Group AG	500,000	1.65	09/05/2013	1	(2)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	1,100,000	1.25	09/03/2013	4	(13)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Group Inc.	3,800,000	1.50	10/28/2013	11	(52)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	800,000	1.25	09/03/2013	2	(14)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	800,000	3.53	02/29/2016	10	(21)
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Goldman Sachs Group Inc.	390,000	$103.90	10/25/2013	4	(2)
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Goldman Sachs Group Inc.	387,000	104.05	10/22/2013	4	(2)
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Goldman Sachs Group Inc.	194,000	104.70	10/21/2013	2	(1)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Goldman Sachs Group Inc.	390,000	95.50	10/25/2013	3	(6)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Goldman Sachs Group Inc.	194,000	95.65	10/21/2013	2	(3)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Goldman Sachs Group Inc.	387,000	95.80	10/22/2013	3	(6)

Total Written Options					$53	$(128)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Bank of America Corp.	$117	$119	08/23/2013	$(2)
Australian Dollar (Buy)	Credit Suisse Group AG	110	113	08/23/2013	(3)
Australian Dollar (Buy)	JP Morgan Chase & Co.	109	110	08/23/2013	(1)
Australian Dollar (Sell)	Deutsche Bank AG	1,581	1,598	08/23/2013	17

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	HSBC Bank USA N.A.	$255	$263	08/23/2013	$8
Brazilian Real (Buy)	Bank of America Corp.	17	19	02/18/2014	(2)
Brazilian Real (Buy)	Barclays plc	14	15	08/02/2013	(1)
Brazilian Real (Buy)	BNP Paribas S.A.	22	25	02/18/2014	(3)
Brazilian Real (Buy)	Credit Suisse Group AG	4	4	08/02/2013	—
Brazilian Real (Buy)	Deutsche Bank AG	6	6	08/02/2013	—
Brazilian Real (Buy)	Goldman Sachs Group Inc.	22	25	02/18/2014	(3)
Brazilian Real (Buy)	HSBC Bank USA N.A.	5	5	08/02/2013	—
Brazilian Real (Buy)	JP Morgan Chase & Co.	65	65	08/02/2013	—
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	31	31	08/02/2013	—
Brazilian Real (Buy)	UBS AG	66	67	08/02/2013	(1)
Brazilian Real (Buy)	UBS AG	27	27	09/04/2013	—
Brazilian Real (Sell)	Bank of America Corp.	17	19	02/18/2014	2
Brazilian Real (Sell)	Barclays plc	14	14	08/02/2013	—
Brazilian Real (Sell)	Credit Suisse Group AG	4	4	08/02/2013	—
Brazilian Real (Sell)	Credit Suisse Group AG	4	4	09/04/2013	—
Brazilian Real (Sell)	Deutsche Bank AG	6	6	08/02/2013	—
Brazilian Real (Sell)	Goldman Sachs Group Inc.	22	25	02/18/2014	3
Brazilian Real (Sell)	HSBC Bank USA N.A.	5	5	08/02/2013	—
Brazilian Real (Sell)	HSBC Bank USA N.A.	61	61	10/02/2013	—
Brazilian Real (Sell)	JP Morgan Chase & Co.	64	64	08/02/2013	—
Brazilian Real (Sell)	JP Morgan Chase & Co.	22	25	02/18/2014	3
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	31	31	08/02/2013	—
Brazilian Real (Sell)	UBS AG	67	72	08/02/2013	5
British Pound Sterling (Buy)	Barclays plc	599	618	09/12/2013	(19)
British Pound Sterling (Sell)	HSBC Bank USA N.A.	985	994	09/12/2013	9
Canadian Dollar (Sell)	Barclays plc	9	9	09/23/2013	—
Canadian Dollar (Sell)	Deutsche Bank AG	4	4	09/23/2013	—
Canadian Dollar (Sell)	Morgan Stanley & Co. LLC	4	4	09/23/2013	—
Chinese Yuan (Buy)	Barclays plc	1,435	1,402	08/05/2013	33
Chinese Yuan (Buy)	Deutsche Bank AG	50	49	08/05/2013	1
Chinese Yuan (Buy)	UBS AG	145	144	10/17/2013	1
Chinese Yuan (Sell)	Deutsche Bank AG	92	90	08/05/2013	(2)
Chinese Yuan (Sell)	HSBC Bank USA N.A.	112	110	08/05/2013	(2)
Chinese Yuan (Sell)	JP Morgan Chase & Co.	390	383	08/05/2013	(7)
Chinese Yuan (Sell)	UBS AG	891	876	08/05/2013	(15)
Euro Currency (Buy)	Deutsche Bank AG	47	46	08/02/2013	1
Euro Currency (Buy)	Goldman Sachs Group Inc.	955	947	08/02/2013	8
Euro Currency (Buy)	HSBC Bank USA N.A.	90	89	08/02/2013	1
Euro Currency (Buy)	JP Morgan Chase & Co.	67	67	09/03/2013	—
Euro Currency (Buy)	JP Morgan Chase & Co.	117	118	09/17/2013	(1)
Euro Currency (Buy)	JP Morgan Chase & Co.	287	281	10/11/2013	6
Euro Currency (Sell)	Credit Suisse Group AG	133	131	08/02/2013	(2)
Euro Currency (Sell)	Deutsche Bank AG	894	881	08/02/2013	(13)
Euro Currency (Sell)	Goldman Sachs Group Inc.	955	947	09/03/2013	(8)
Euro Currency (Sell)	JP Morgan Chase & Co.	65	64	08/02/2013	(1)
Euro Currency (Sell)	JP Morgan Chase & Co.	287	262	10/11/2013	(25)
Hungarian Forint (Sell)	JP Morgan Chase & Co.	304	298	08/13/2013	(6)
Japanese Yen (Sell)	Bank of America Corp.	39	39	10/17/2013	—
Japanese Yen (Sell)	Deutsche Bank AG	245	324	10/11/2016	79
Mexican Peso (Sell)	JP Morgan Chase & Co.	301	313	09/18/2013	12
Russian Ruble (Buy)	Goldman Sachs Group Inc.	38	40	03/12/2014	(2)
Russian Ruble (Buy)	JP Morgan Chase & Co.	19	20	03/12/2014	(1)
Russian Ruble (Sell)	Bank of America Corp.	—	—	10/07/2013	—
Russian Ruble (Sell)	Credit Suisse Group AG	19	20	03/12/2014	1
Russian Ruble (Sell)	Deutsche Bank AG	8	8	10/07/2013	—
Russian Ruble (Sell)	Goldman Sachs Group Inc.	12	12	10/07/2013	—
Russian Ruble (Sell)	UBS AG	38	40	03/12/2014	2
Swedish Krona (Sell)	HSBC Bank USA N.A.	2	2	08/15/2013	—
Turkish Lira (Buy)	Credit Suisse Group AG	21	22	10/09/2013	(1)
Turkish Lira (Buy)	HSBC Bank USA N.A.	142	146	10/09/2013	(4)
Turkish Lira (Buy)	JP Morgan Chase & Co.	21	21	10/09/2013	—
Turkish Lira (Sell)	Credit Suisse Group AG	185	197	10/09/2013	12

					$79

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.500%	03/15/2023	AUD$	100	$(2)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	3.750	03/15/2023		400	(8)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.000	03/15/2023		300	(4)
CME Group	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.250	03/15/2023		200	2
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.000	06/16/2016	CAD$	1,000	2
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.500	12/18/2023		400	(18)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.625	09/16/2043		200	24
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	09/21/2016		€200	12
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/21/2017		200	6
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.828	06/21/2023		300	5
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.829	06/21/2023		200	4
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	0.500	09/18/2020		¥70,000	6
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023		80,000	9
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	2.000	12/21/2041		20,000	17
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.750	03/21/2043		10,000	5
CME Group	SEK-STIBOR-Bloomberg 3-Month	Pay	2.500	09/15/2016	KR$	1,300	—
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	0.500	06/19/2015		$2,000	(1)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	0.750	06/19/2017		1,000	6
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.400	03/20/2018		1,400	5
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000	06/20/2023		2,000	(62)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.650	07/31/2023		300	(1)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.050	06/13/2043		300	27
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043		1,000	117

Interest Rate Swaps							$151

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Markit iTraxx Europe Crossover Series 17 Version 1	Buy	5.000%	06/20/2017	2.900%	$(32)	$(25)	€300	$(7)
CME Group	Markit iTraxx Europe Crossover Series 18 Version 1	Buy	5.000	12/20/2017	3.433	(9)	(5)	100	(4)
CME Group	Markit iTraxx Europe Indices Series 19 Version 1	Buy	1.000	06/20/2018	0.998	(1)	5	400	(6)
CME Group	Markit iTraxx Europe Indices Series 17 Version 1	Buy	1.000	06/20/2017	0.833	(22)	2	2,200	(24)
CME Group	Markit iTraxx Europe Indices Series 18 Version 1	Buy	1.000	12/20/2017	0.901	(9)	12	1,300	(21)
CME Group	Dow Jones CDX North America High Yield Index Series 15	Buy	5.000	12/20/2015	1.638	(40)	20	$480	(60)
CME Group	Dow Jones CDX North America Investment Grade Index Series 15	Buy	1.000	12/20/2015	0.270	(11)	3	600	(14)
CME Group	Dow Jones CDX North America Investment Grade Index Series 16	Buy	1.000	06/20/2016	0.366	(8)	6	400	(14)
CME Group	Dow Jones CDX North America Investment Grade Index Series 19	Buy	1.000	12/20/2017	0.643	(8)	(2)	500	(6)
CME Group	Dow Jones CDX North America Investment High Yield Index Series 19	Buy	5.000	12/20/2017	3.290	(242)	(49)	3,300	(193)

Credit Default Swaps									$(349)

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays plc	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.750%	03/15/2018	AUD$	300	$17
UBS AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.750	12/14/2017		300	16
UBS AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	4.750	12/15/2017		300	15
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	7.585	01/02/2015	R$	1,100	(8)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.160	01/02/2015		600	(3)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.440	01/02/2015		400	(3)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	9.880	01/02/2015		2,800	34
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.420	01/02/2017		500	(11)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.600	01/02/2017		800	(12)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.860	01/02/2017		200	(4)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	10.460	01/02/2017		1,400	—
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	7.620	01/02/2015		200	(1)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.140	01/02/2015		1,700	25
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	8.415	01/02/2017		800	(15)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	8.600	01/02/2017		600	(9)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	7.550	01/02/2015		100	(1)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2015		700	(4)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	8.720	01/02/2017		400	(6)
HSBC Bank USA N.A.	Brazil Cetip Interbank Deposit	Pay	7.775	01/02/2015		2,100	(15)
JP Morgan Chase & Co.	Brazil Cetip Interbank Deposit	Pay	9.010	01/02/2017		400	(8)
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	7.795	01/02/2015		1,600	(12)
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	8.640	01/02/2017		200	(5)
BNP Paribas S.A.	British Bankers’ Association LIBOR JPY 6-Month	Receive	2.000	12/21/2041		¥20,000	11

Interest Rate Swaps							$1

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	BNP Paribas 4.250% due 01/16/2014	Buy	1.000%	03/20/2017	0.852%	$(1)	$4	€100	$(5)
JP Morgan Chase & Co.	BNP Paribas 4.250% due 01/16/2014	Buy	1.000	06/20/2017	0.918	(1)	10	100	(11)
BNP Paribas S.A.	Markit iTraxx Europe Indices Senior Financials Series 16 Version 1	Buy	1.000	06/20/2018	1.414	3	2	100	1
JP Morgan Chase & Co.	Markit iTraxx Europe Indices Senior Financials Series 16 Version 1	Buy	1.000	12/20/2016	1.444	2	6	100	(4)
Deutsche Bank AG	Markit iTraxx Europe Indices Senior Financials Series 17 Version 1	Buy	1.000	06/20/2017	1.403	2	5	100	(3)
Deutsche Bank AG	Markit iTraxx Europe Indices Senior Financials Series 19 Version 1	Buy	1.000	06/20/2018	1.414	3	2	100	1
UBS AG	Markit iTraxx Europe Indices Series 9 Version 1	Buy	0.250	06/20/2018	0.428	6	4	600	2
Bank of America Corp.	Standard Chartered Bank	Buy	1.000	06/20/2017	1.033	—	3	100	(3)
Bank of America Corp.	Markit iTraxx Japan Index Series 16 Version 1	Buy	1.000	12/20/2016	0.751	(1)	5	¥10,000	(6)
BNP Paribas S.A.	Alcoa Inc. 5.720% due 02/23/2019	Buy	1.000	06/20/2016	1.384	1	3	$100	(2)
Deutsche Bank AG	Arrow Electronics Inc. 6.875% due 06/01/2018	Buy	1.000	03/20/2017	0.708	(1)	1	100	(2)
Goldman Sachs Group Inc.	Carnival Corp. 6.650% due 01/15/2028	Buy	1.000	09/20/2016	0.361	(2)	1	100	(3)
Goldman Sachs Group Inc.	Carnival Corp. 6.650% due 01/15/2028	Buy	1.000	03/20/2018	0.666	(2)	(1)	100	(1)
Bank of America Corp.	Caterpillar Inc. 5.700% due 08/15/2016	Buy	1.000	09/20/2016	0.477	(2)	(1)	100	(1)

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America Corp.	Costco Wholesale Corp. 5.500% due 03/15/2017	Buy	1.000%	03/20/2017	0.253%	$(3)	$(3)	$100	$—
Bank of America Corp.	General Electric Capital Corp. 5.625% due 09/15/2017	Buy	1.000	09/20/2016	0.694	(1)	1	100	(2)
Bank of America Corp.	Kingdom of Sweden 3.125% due 05/07/2014	Buy	0.250	09/20/2021	0.338	1	3	200	(2)
Bank of America Corp.	Kohl’s Corp. 6.250% due 12/15/2017	Buy	1.000	06/20/2016	0.529	(2)	(2)	100	—
Bank of America Corp.	Limited Brands Inc. 6.900% due 07/15/2017	Buy	1.000	03/20/2017	1.245	1	5	100	(4)
Deutsche Bank AG	Limited Brands Inc. 6.900% due 07/15/2017	Buy	1.000	03/20/2017	1.245	1	6	100	(5)
BNP Paribas S.A.	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	1.000	09/20/2017	0.325	(3)	(2)	100	(1)
Bank of America Corp.	Macy’s Inc. 7.450% due 07/15/2017	Buy	1.000	03/20/2017	0.503	(8)	3	400	(11)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.329	(2)	1	100	(3)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	03/20/2017	0.422	(4)	—	200	(4)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	06/20/2017	0.460	(2)	(1)	100	(1)
Bank of America Corp.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	12/20/2017	0.556	(2)	—	100	(2)
Goldman Sachs Group Inc.	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.329	(2)	3	100	(5)
UBS AG	Marriott International Inc. 5.810% due 11/10/2015	Buy	1.000	03/20/2017	0.422	(2)	(1)	100	(1)
Goldman Sachs Group Inc.	Newell Rubbermaid Inc. 6.250% due 04/15/2018	Buy	1.000	03/20/2018	0.642	(2)	(1)	100	(1)
Bank of America Corp.	Nordstrom Inc. 6.950% due 03/15/2028	Buy	1.000	09/20/2016	0.300	(2)	—	100	(2)
Credit Suisse Group AG	Nordstrom Inc. 6.950% due 03/15/2028	Buy	1.000	12/20/2017	0.526	(2)	—	100	(2)
JP Morgan Chase & Co.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	12/20/2016	0.760	1	(5)	100	6
BNP Paribas S.A.	Ryder System Inc. 6.950% due 12/01/2025	Buy	1.000	09/20/2016	0.472	(2)	—	100	(2)
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide Inc. 6.750% due 05/15/2018	Buy	1.000	03/20/2017	0.415	(2)	1	100	(3)
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.181	(3)	(2)	100	(1)
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	03/20/2017	0.219	(6)	(4)	200	(2)
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	03/20/2017	0.219	(3)	(3)	100	—
Bank of America Corp.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	09/20/2017	0.247	(3)	(3)	100	—
JP Morgan Chase & Co.	Target Corp. 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.181	(3)	(3)	100	—
Goldman Sachs Group Inc.	The Home Depot Inc. 5.875% due 12/16/2036	Buy	1.000	12/20/2016	0.208	(3)	(2)	100	(1)
Bank of America Corp.	The Kroger Co. 6.150% due 01/15/2020	Buy	1.000	12/20/2016	0.404	(2)	—	100	(2)
Barclays plc	The Williams Companies Inc. 7.500% due 01/15/2031	Buy	1.000	09/20/2016	0.672	(1)	3	100	(4)
BNP Paribas S.A.	United Parcel Service Inc. 8.375% due 04/01/2030	Buy	1.000	09/20/2017	0.207	(3)	(3)	100	—
Bank of America Corp.	Wal-Mart Stores Inc. 5.875% due 04/05/2027	Buy	1.000	06/20/2017	0.187	(3)	(3)	100	—
Bank of America Corp.	Wal-Mart Stores Inc. 5.875% due 04/05/2027	Buy	1.000	06/20/2021	0.490	(4)	(2)	100	(2)
Bank of America Corp.	Wells Fargo & Co. 0.464% due 10/28/2015	Buy	1.000	12/20/2016	0.423	(4)	5	200	(9)

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Wells Fargo & Co. 0.464% due 10/28/2015	Buy	1.000%	09/20/2016	0.395%	$(2)	$1	$100	$(3)
Deutsche Bank AG	Wells Fargo & Co. 0.464% due 10/28/2015	Buy	1.000	12/20/2016	0.423	(4)	5	200	(9)
Credit Suisse Group AG	Whirlpool Corp. 7.750% due 07/15/2016	Buy	1.000	12/20/2017	0.820	(3)	6	300	(9)
Barclays plc	YUM! Brands, Inc. 6.250% due 03/15/2018	Buy	1.000	12/20/2017	0.458	(3)	(2)	100	(1)

Credit Default Swaps									$(125)

Total Swaps									$(322)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2013

Par Value (000s)	Security	Proceeds (000s)	Value (000s)
$4,000	Federal National Mortgage Association TBA[9]	$4,096	$(4,125)
1,000	Government National Mortgage Association TBA[9]	1,024	(1,018)
500	U.S. Treasury Bonds	513	(507)
103	U.S. Treasury Inflation Indexed Bonds[11]	107	(108)
5,100	U.S. Treasury Notes	5,174	(5,174)

	Fixed Income Investments Sold Short	$10,914	$(10,932)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$5,479	$667	$6,146
Bank Loan Obligations	—	246	—	246
Collateralized Mortgage Obligations	—	2,379	—	2,379
Convertible Bonds	—	440	—	440
Corporate Bonds & Notes	—	3,089	—	3,089
Foreign Government Obligations	—	1,711	—	1,711
Mortgage Pass-Through	—	9,167	—	9,167
Municipal Bonds	—	641	—	641
Purchased Options	—	83	—	83
U.S. Government Obligations	—	19,033	—	19,033
Short-Term Investments
Commercial Paper	—	499	—	499
Repurchase Agreements	—	370	—	370
U.S. Government Agencies	—	999	—	999
U.S. Government Obligations	—	4,598	—	4,598

Total Investments in Securities	$—	$48,734	$667	$49,401

Financial Derivative Instruments-Assets
Forward Currency Contracts	—	204	—	204
Futures Contracts	42	24	—	66
Swap Agreements	—	375	—	375

Total Financial Derivative Instruments-Assets	$42	$603	$—	$645

Liability Category
Fixed Income Investments Sold Short	$—	$(10,932)	$—	$(10,932)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(125)	—	(125)
Futures Contracts	(13)	—	—	(13)
Swap Agreements	—	(697)	—	(697)
Written Options	—	(128)	—	(128)

Total Financial Derivative Instruments—Liabilities	$(13)	$(950)	$—	$(963)

Total Investments	$29	$37,455	$667	$38,151

18

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2013[w] (000s)
Asset-Backed Securities	$977	$—	$(293)	$7	$54	$(7)	$—	$(71)[h]	$667
Written Options	(2)	—	—	—	2	—	—	—	—

	$975	$—	$(293)	$7	$56	$(7)	$—	$(71)	$667

There were no transfers between levels 1 and 2 during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2013 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Asset-Backed Securities
Belle Haven ABS CLO Ltd.
Series 2004-1A Cl. A1ST2	$23	Benchmark Pricing	Base Price	$47.50
Series 2004-1A Cl. A1SB2	45	Benchmark Pricing	Base Price	$47.25

	$68

Huntington CLO Ltd.
Series 2005-1A Cl. A1A2	$91	Benchmark Pricing	Base Price	$89.00

Newcastle CLO V Ltd.
Series 2004-5A Cl. 1[2]	$86	Benchmark Pricing	Base Price	$93.50

Sierra Madre Funding Ltd.
Series 2004-1A Cl. A1A2	$126	Benchmark Pricing	Base Price	$72.00
Series 2004-1A Cl. ALTB[2]	296	Benchmark Pricing	Base Price	$72.25

	422

	$667

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$10	$(484)
Foreign Exchange Contracts	260	(145)
Interest Rate Contracts	458	(334)

Total	$728	$(963)

19

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2013.

2	CLO after the name of a security stands for Collateralized Loan Obligations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2013, these securities were valued at $2,760 or 6% of net assets.

4	Step coupon security.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2013.

6	MTN after the name of a security stands for Medium Term Note.

7	Zero coupon bond.

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2013. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

10	At July 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $1,519 or 3% of net assets.

11	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2013
Asset-Backed Securities	$47

x	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

KR$	Swedish Krona.

The accompanying notes are an integral part of the Portfolio of Investments.

20

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and exchange cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition are valued at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, each Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, each Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, each Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, each Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended July 31, 2013 was $87,002 at a weighted average interest rate of 0.202% for the Harbor Commodity Real Return Strategy Fund and $910 at a weighted average interest rate of 0.252% for the Harbor Unconstrained Bond Fund.

Short Sales

During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, each Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, each Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, each Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, each Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2013 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund is $300 and $0, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price, and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, each Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, each Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of July 31, 2013, the Subsidiary represented approximately $60,745 or approximately 18% of the net assets of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as

29

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2013 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$413,009	$3,380	$(4,288)	$(908)
Harbor Unconstrained Bond Fund*	48,375	2,111	(1,085)	1,026

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

30

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.SM.0713

Quarterly Schedule of Portfolio Holdings

July 31, 2013

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	—

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 4.0%)

CONVERTIBLE BONDS—86.5%
Principal Amount (000s)		Value (000s)
AEROSPACE & DEFENSE—3.8%
	Alliant Techsystems Inc.
$4,505	3.000%—08/15/2024	$5,682
	L-3 Communications Holdings Inc.
4,105	3.000%—08/01/2035	4,426

		10,108

AUTOMOBILES—2.0%
	Navistar International Corp.
5,265	3.000%—10/15/2014	5,314

BUILDING PRODUCTS—2.0%
	Lennar Corp.
1,000	2.000%—12/01/2020[1]	1,260
	Toll Brothers Finance Corp.
3,990	0.500%—09/15/2032[1]	4,010

		5,270

CAPITAL MARKETS—2.0%
	Walter Investment Management Corp.
4,875	4.500%—11/01/2019	5,231

COMMERCIAL SERVICES & SUPPLIES—0.3%
	Covanta Holding Corp.
525	3.250%—06/01/2014	697

COMMUNICATIONS EQUIPMENT—0.4%
	Arris Group Inc.
940	2.000%—11/15/2026	975

CONTAINERS & PACKAGING—2.3%
	Owens-Brockway Glass Container Inc.
5,730	3.000%—06/01/2015[1]	5,952

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
	General Cable Corp.
5,075	0.875%—11/15/2013	5,066

ENERGY EQUIPMENT & SERVICES—2.4%
	Bristow Group Inc.
1,685	3.000%—06/15/2038	1,980
	Exterran Holdings Inc.
1,925	4.250%—06/15/2014	2,742
	Hornbeck Offshore Services Inc.
1,500	1.625%—11/15/2026[2]	1,713

		6,435

FOOD PRODUCTS—0.5%
	Archer-Daniels-Midland Co.
1,405	0.875%—02/15/2014	1,439

HEALTH CARE EQUIPMENT & SUPPLIES—5.3%
	Alere Inc.
2,025	3.000%—05/15/2016	2,140
	Hologic Inc.
6,015	2.000%—03/01/2042-12/15/2043[2]	6,419
	NuVasive Inc.
5,590	2.750%—07/01/2017	5,478

		14,037

HEALTH CARE PROVIDERS & SERVICES—5.4%
	Health Care REIT Inc.
1,250	3.000%—12/01/2029	1,588
	LifePoint Hospitals Inc.
5,610	3.500%—05/15/2014	6,157
	Omnicare Inc.
6,025	3.250%—12/15/2035	6,372

		14,117

HOTELS, RESTAURANTS & LEISURE—4.7%
	International Game Technology
5,365	3.250%—05/01/2014	5,965
	MGM Resorts International
5,560	4.250%—04/15/2015	6,495

		12,460

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)
HOUSEHOLD DURABLES—2.4%
	Griffon Corp.
$1,455	4.000%—01/15/2017[1]	$1,594
	Jarden Corp.
1,160	1.875%—09/15/2018[1]	1,373
	The Ryland Group Inc.
3,625	0.250%—06/01/2019	3,353

		6,320

INDUSTRIAL CONGLOMERATES—2.3%
	Siemens Financieringsmaatschappij NV
5,750	1.050%—08/16/2017	6,073

INTERNET SOFTWARE & SERVICES—4.4%
	Blucora Inc.
425	4.250%—04/01/2019[1]	494
	Dealertrack Technologies Inc.
630	1.500%—03/15/2017	750
	Nuance Communications Inc.
4,950	2.750%—11/01/2031	5,068
	WebMD Health Corp.
5,505	2.500%—01/31/2018	5,381

		11,693

LEISURE EQUIPMENT & PRODUCTS—1.5%
	Live Nation Entertainment Inc.
3,800	2.875%—07/15/2027	3,857

LIFE SCIENCES TOOLS & SERVICES—3.9%
	Illumina Inc.
5,630	0.250%—03/15/2016[1]	6,372
	Integra LifeSciences Holdings Corp.
4,005	1.625%—12/15/2016	3,965

		10,337

MACHINERY—3.2%
	Greenbrier Cos. Inc.
3,205	3.500%—04/01/2018	3,303
	Trinity Industries Inc.
4,470	3.875%—06/01/2036	5,194

		8,497

MEDIA—1.2%
	Inmarsat plc
2,000	1.750%—11/16/2017	2,603
	XM Satellite Radio Inc.
250	7.000%—12/01/2014[1]	524

		3,127

METALS & MINING—3.1%
	ArcelorMittal
4,325	5.000%—05/15/2014	4,428
	RTI International Metals Inc.
1,740	3.000%—12/01/2015	1,965
	Steel Dynamics Inc.
1,740	5.125%—06/15/2014	1,889

		8,282

OIL, GAS & CONSUMABLE FUELS—5.0%
	Chesapeake Energy Corp.
6,485	2.500%—05/15/2037	6,238
	Goodrich Petroleum Corp.
3,945	5.000%—10/01/2029	4,041
OIL, GAS & CONSUMABLE FUELS—Continued
	SEACOR Holdings Inc.
2,335	2.500%—12/15/2027[1]	2,783

		13,062

PHARMACEUTICALS—2.0%
	Salix Pharmaceuticals Ltd.
1,045	1.500%—03/15/2019	1,341
	Teva Pharmaceutical Finance LLC
3,735	0.250%—02/01/2026	3,957

		5,298

REAL ESTATE INVESTMENT TRUSTS (REITs)—5.4%
	Boston Properties LP
3,700	3.625%—02/15/2014[1]	3,839
	Extra Space Storage LP
5,300	2.375%—07/01/2033[1]	5,183
	ProLogis LP
4,475	3.250%—03/15/2015	5,177

		14,199

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
	LAM Research Corp.
5,185	0.500%—05/15/2016	5,862
	Linear Technology Corp.
1,305	3.000%—05/01/2027	1,418
	Micron Technology Inc.
560	1.875%—06/01/2014	627
	TTM Technologies Inc.
3,320	3.250%—05/15/2015	3,376

		11,283

SOFTWARE—7.8%
	Electronic Arts Inc.
5,775	0.750%—07/15/2016	6,356
	Rovi Corp.
3,775	2.625%—02/15/2040	3,884
	Salesforce.Com Inc.
4,950	0.250%—04/01/2018[1]	4,931
	Tibco Software Inc.
5,320	2.250%—05/01/2032	5,393

		20,564

SPECIALTY RETAIL—1.6%
	Group 1 Automotive Inc.
3,200	2.250%—06/15/2036[2]	4,106

TEXTILES, APPAREL & LUXURY GOODS—2.3%
	Iconix Brand Group Inc.
5,090	2.500%—06/01/2016	6,200

TRADING COMPANIES & DISTRIBUTORS—1.4%
	Titan Machinery Inc.
3,955	3.750%—05/01/2019	3,693

WIRELESS TELECOMMUNICATION SERVICES—1.7%
	Leap Wireless International Inc.
4,495	4.500%—07/15/2014	4,599

TOTAL CONVERTIBLE BONDS (Cost $217,797)		228,291

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—9.5%
Principal Amount (000s)		Value (000s)
AUTO COMPONENTS—0.5%
	Goodyear Tire & Rubber Co.
$450	6.500%—03/01/2021	$473
725	7.000%—05/15/2022	774

		1,247

COMMERCIAL BANKS—0.1%
	CIT Group Inc.
200	5.000%—08/15/20222	199

COMMERCIAL SERVICES & SUPPLIES—0.0%
	Iron Mountain Inc.
100	8.375%—08/15/2021	109

CONTAINERS & PACKAGING—0.1%
	Reynolds Group Issuer Inc.
250	9.875%—08/15/2019	271

DIVERSIFIED CONSUMER SERVICES—0.6%
	Service Corp. International
1,500	5.375%—01/15/2022[1]	1,513

DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
	CenturyLink Inc.
1,025	5.800%—03/15/2022	1,028
	Equinix Inc.
1,225	5.375%—04/01/2023	1,222
	Frontier Communications Corp.
1,000	8.500%—04/15/2020	1,115

		3,365

HEALTH CARE PROVIDERS & SERVICES—1.5%
	DaVita Inc.
1,000	6.625%—11/01/2020	1,073
	MPH Intermediate Holding Co.
2,300	8.375%—08/01/2018[1]	2,357
	Vanguard Health Holding Co. II LLC
500	8.000%—02/01/2018	533

		3,963

MACHINERY—0.3%
	Terex Corp.
750	6.500%—04/01/2020	791

MEDIA—0.7%
	CCO Holdings LLC
750	5.250%—09/30/2022	703
	Gannett Co. Inc.
500	5.125%—07/15/2020[1]	502
	MediaCom Capital Corp.
500	7.250%—02/15/2022	535

		1,740

METALS & MINING—0.5%
	FMG Resources (August 2006) Pty Ltd.
100	6.875%—04/01/2022[1]	99
75	7.000%—11/01/2015[1]	77
975	8.250%—11/01/2019[1]	1,034

		1,210

OIL, GAS & CONSUMABLE FUELS—1.3%
	AmeriGas Finance LLC
520	6.750%—05/20/2020	555
	Copano Energy LLC
170	7.125%—04/01/2021	192
	Denbury Resources Inc.
600	4.625%—07/15/2023	550
	MarkWest Energy Finance Corp.
200	4.500%—07/15/2023	189
350	5.500%—02/15/2023	355

		544

	Plains Exploration & Production Co.
100	6.500%—11/15/2020	108
	Regency Energy Partners LP
150	5.500%—04/15/2023	152
	Tesoro Logistics LP
1,375	6.125%—10/15/2021[1]	1,387

		3,488

PHARMACEUTICALS—0.9%
	VPII Escrow Corp.
2,250	7.500%—07/15/2021[1]	2,424

SPECIALTY RETAIL—1.7%
	Limited Brands Inc.
600	5.625%—02/15/2022	625
	Michaels FinCo Holdings LLC
3,250	7.500%—08/01/2018[1]	3,299
	Sally Holdings LLC
650	5.750%—06/01/2022	679

		4,603

TOTAL CORPORATE BONDS & NOTES (Cost $24,433)		24,923

SHORT-TERM INVESTMENTS—3.9%
(Cost $10,401)
REPURCHASE AGREEMENTS
10,401	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $10,612)	10,401

TOTAL INVESTMENTS—99.9% (Cost $252,631)		263,615

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		199

TOTAL NET ASSETS—100.0%		$263,814

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2013, these securities were valued at $51,007 or 19% of net assets.

2	Step coupon security.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 3.6%)

BRAZIL—12.8%
Principal Amount (000s)			Value (000s)
	CORPORATE BONDS & NOTES—2.7%
		BM & FBovespa SA
	$100	5.500%—07/16/2020	$104
		BR Malls International Finance Ltd.
	70	8.500%—01/21/2016[1]	70
	2	8.500%—01/21/2016[1,2]	2

			72

		ESAL GmbH
	211	6.250%—02/05/2023[2]	195
		General Shopping Finance Ltd.
	35	10.000%—11/09/2015[1,2]	33
	CORPORATE BONDS & NOTES—Continued
		Petrobras International Finance Co.
	$29	2.875%—02/06/2015	$29
	23	5.375%—01/27/2021	23

			52

		Vale Overseas Ltd.
	40	4.625%—09/15/2020	40

			496

	FOREIGN GOVERNMENT OBLIGATIONS—10.1%
		Brazil Letras Do Tesouro Nacional
R$	1,088	0.000%—01/01/2017[3]	335
		Brazil Notas Do Tesouro Nacional Série F
	2,369	10.000%—01/01/2017-01/01/2023	996
		Brazilian Government International Bond
	$200	2.625%—01/05/2023	174
	210	7.125%—01/20/2037	247
	63	8.250%—01/20/2034	82

			503

		European Bank for Reconstruction & Development MTN[4]
R$	100	9.000%—04/28/2014	44

			1,878

	TOTAL BRAZIL (Cost $2,607)		2,374

CHILE—2.0%
	CORPORATE BONDS & NOTES—0.7%
		Cencosud SA
	$50	4.875%—01/20/2023[2]	48
		Telefonica Chile SA
	100	3.875%—10/12/2022	92

			140

	FOREIGN GOVERNMENT OBLIGATIONS—1.3%
		Corp. Nacional del Cobre de Chile
	200	3.875%—11/03/2021	199
	39	5.625%—09/21/2035[2]	40

			239

	TOTAL CHILE (Cost $417)		379

CHINA—2.8%
	CORPORATE BONDS & NOTES—1.7%
		Country Garden Holdings Co. Ltd.
	200	11.125%—02/23/2018	224
		Tencent Holdings Ltd.
	100	3.375%—03/05/2018[2]	101

			325

	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Sinochem Overseas Capital Co. Ltd.
	200	4.500%—11/12/2020[2]	202

	TOTAL CHINA (Cost $546)		527

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

COLOMBIA—4.7%

Principal Amount (000s)			Value (000s)
	CORPORATE BONDS & NOTES—0.8%
		BanColombia SA
	$41	5.125%—09/11/2022	$38
	50	6.125%—07/26/2020	51

			89

		Ecopetrol SA
	30	7.625%—07/23/2019	36
		Empresa de Energia de Bogota SA
	15	6.125%—11/10/2021[2]	16

			141

	CREDIT-LINKED NOTES—1.1%
		Colombian TES
COL$	200,000	7.000%—04/07/2022[2]	106
	150,000	11.000%—07/27/2020	96

			202

	FOREIGN GOVERNMENT OBLIGATIONS—2.8%
		Colombia Government Bond
	172,000	7.750%—04/14/2021	105
	282,000	12.000%—10/22/2015	170

			275

		Colombia Government International Bond
	$103	8.125%—05/21/2024	137
	33	11.750%—02/25/2020	49

			186

		Republic of Colombia
COL$	90,000	9.850%—06/28/2027	63

			524

	TOTAL COLOMBIA (Cost $916)		867

DOMINICAN REPUBLIC—0.7%
	(Cost $134)
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Dominican Republic International Bond
	$120	9.040%—01/23/2018	131

EL SALVADOR—0.2%
	FOREIGN GOVERNMENT OBLIGATIONS—0.2%
		El Salvador Government International Bond
	10	7.750%—01/24/2023	11
	15	8.250%—04/10/2032	16

	TOTAL EL SALVADOR (Cost $29)		27

HONG KONG—0.6%
	(Cost $103)
	CORPORATE BONDS & NOTES—0.6%
		Hutchison Whampoa International 10 Ltd.
	100	6.000%—10/28/2015[1,5]	106

HUNGARY—2.9%

Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—2.9%
		Hungary Government Bond
HUD$	17,070	5.500%—12/22/2016-12/20/2018	$77
	3,330	6.000%—11/24/2023	14
	1,600	6.500%—06/24/2019	8
	11,570	6.750%—02/24/2017-11/24/2017	54
	12,100	7.000%—06/24/2022	56
	34,850	7.750%—08/24/2015	165
	2,840	8.000%—02/12/2015	13

			387

		Hungary Government International Bond
	€3	3.500%—07/18/2016	4
	$22	4.125%—02/19/2018	22
	€8	4.375%—07/04/2017	11
	£2	5.000%—03/30/2016	3
	$14	5.375%—02/21/2023	13
	£1	5.500%—05/06/2014	1
	€12	6.000%—01/11/2019	17
	$80	7.625%—03/29/2041	85

			156

	TOTAL HUNGARY (Cost $550)		543

INDIA—0.3%
	(Cost $51)
	CORPORATE BONDS & NOTES—0.3%
		Bharti Airtel International Netherlands BV
	50	5.125%—03/11/2023[2]	46

INDONESIA—6.6%
	CORPORATE BONDS & NOTES—0.6%
		Indosat Palapa Co. BV
	100	7.375%—07/29/2020	109

	CREDIT-LINKED NOTES—2.0%
		Indonesia Treasury Bond
IDR$	2,200,000	5.625%—05/17/2023	184
	1,900,000	8.250%—07/19/2021	191

			375

	FOREIGN GOVERNMENT OBLIGATIONS—4.0%
		Indonesia Government International Bond
	$136	6.875%—01/17/2018	155
	200	11.625%—03/04/2019	275

			430

		Indonesia Treasury Bond
IDR$	800,000	5.250%—05/15/2018	71
	846,000	5.625%—05/15/2023	71
	300,000	6.125%—05/15/2028	24
	800,000	6.625%—05/15/2033	66
	100,000	7.000%—05/15/2027	9
	100,000	8.250%—06/15/2032	10
	260,000	11.000%—09/15/2025	31

			282

		Inter-American Development Bank MTN[4]
	340,000	0.000%—08/20/2015[3]	27

			739

	TOTAL INDONESIA (Cost $1,383)		1,223

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

KAZAKHSTAN—3.0%

Principal Amount (000s)			Value (000s)
	CORPORATE BONDS & NOTES—1.1%
		Zhaikmunai LP Via Zhaikmunai International BV
	$200	7.125%—11/13/2019[2]	$211

	FOREIGN GOVERNMENT OBLIGATIONS—1.9%
		Intergas Finance BV
	100	6.375%—05/14/2017	108
		KazMunayGas National Co.
	100	7.000%—05/05/2020	113
		KazMunayGas National Co. MTN[4]
	100	9.125%—07/02/2018[2]	122

			343

	TOTAL KAZAKHSTAN (Cost $544)		554

LITHUANIA—0.6%
	(Cost $118)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Lithuania Government International Bond
	100	6.125%—03/09/2021	114

MALAYSIA—4.0%
	FOREIGN GOVERNMENT OBLIGATIONS—4.0%
		Malaysia Government Bond
MYR$	1,065	3.314%—10/31/2017	322
	220	3.418%—08/15/2022	64
	320	3.480%—03/15/2023	94
	180	3.492%—03/31/2020	54
	50	3.580%—09/28/2018	15
	80	3.844%—04/15/2033	23
	80	4.160%—07/15/2021	25
	40	4.392%—04/15/2026	13

			610

		Petroliam Nasional Bhd
	$100	7.625%—10/15/2026	129

	TOTAL MALAYSIA (Cost $817)		739

MEXICO—9.7%
	CORPORATE BONDS & NOTES—1.7%
		Cemex Espana Luxembourg
	70	9.250%—05/12/2020	77
		Grupo Televisa SAB
	30	8.500%—03/11/2032	39
		Mexichem SAB de CV
	200	4.875%—09/19/2022[2]	199

			315

	FOREIGN GOVERNMENT OBLIGATIONS—8.0%
		Mexican Bonos
MEX$	471	5.000%—06/15/2017	37
	645	6.250%—06/16/2016	53
	3,067	6.500%—06/10/2021-06/09/2022	250
	673	7.500%—06/03/2027	58
	1,781	7.750%—05/29/2031	151
	3,947	8.000%—06/11/2020-12/07/2023	354
	423	8.500%—05/31/2029-11/18/2038	39
	590	10.000%—12/05/2024	62

			1,004

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Mexican Udibonos
MEX$	1,074	2.000%—06/09/2022[6]	$83
	950	2.500%—12/10/2020[6]	77

			160

		Mexico Government International Bond
	$104	5.750%—10/12/2110	98
		Mexico Government International Bond MTN[4]
	76	4.750%—03/08/2044	70
	62	5.125%—01/15/2020	69
	28	6.050%—01/11/2040	31
	28	6.750%—09/27/2034	34
	10	8.300%—08/15/2031	14

			218

		Petroleos Mexicanos
MEX$	30	7.650%—11/24/2021[2]	3

			1,483

	TOTAL MEXICO (Cost $1,881)		1,798

NIGERIA—0.7%
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Nigeria Government Bond
NGN$	1,030	15.100%—04/27/2017	7
	2,830	16.000%—06/29/2019	19
	2,180	16.390%—01/27/2022	15

			41

		Nigerian Treasury Bills
	16,360	0.000%—09/05/2013-03/20/2014[3]	96

	TOTAL NIGERIA (Cost $142)		137

PANAMA—1.1%
	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Panama Government International Bond
	$70	8.125%—04/28/2034	92
	2	8.875%—09/30/2027	3
	72	9.375%—04/01/2029	106

	TOTAL PANAMA (Cost $213)		201

PERU—2.7%
	CORPORATE BONDS & NOTES—1.8%
		Banco de Credito del Peru
	90	5.375%—09/16/2020[2]	94
		BBVA Banco Continental SA
	10	5.000%—08/26/2022[2]	10
		Cementos Pacasmayo SAA
	100	4.500%—02/08/2023[2]	93
		Southern Copper Corp.
	100	5.250%—11/08/2042	80
		Volcan Cia Minera SAA
	65	5.375%—02/02/2022[2]	63

			340

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

PERU—Continued

Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		Peruvian Government Bond
PER$	50	5.200%—09/12/2023	$18
	40	6.850%—02/12/2042	15
	20	6.900%—08/12/2037	8
	50	6.950%—08/12/2031	19
	20	7.840%—08/12/2020	8
	10	8.200%—08/12/2026	5

			73

		Peruvian Government International Bond
	$20	6.550%—03/14/2037	24
	43	8.750%—11/21/2033	63

			87

			160

	TOTAL PERU (Cost $536)		500

PHILIPPINES—0.9%
	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		Philippine Government International Bond
	100	7.750%—01/14/2031	131
	21	9.500%—02/02/2030	32

	TOTAL PHILIPPINES (Cost $189)		163

POLAND—4.6%
	FOREIGN GOVERNMENT OBLIGATIONS—4.6%
		Poland Government Bond
PLN$	551	3.000%—08/24/2016[6]	179
	1,080	4.000%—10/25/2023	336
	360	5.500%—04/25/2015	118
	180	5.750%—10/25/2021-09/23/2022	63
	10	6.250%—10/24/2015	3

			699

		Poland Government International Bond
	$149	5.000%—03/23/2022	161

	TOTAL POLAND (Cost $883)		860

ROMANIA—0.2%
	FOREIGN GOVERNMENT OBLIGATIONS—0.2%
		Romania Government Bond
RON$	10	5.850%—07/28/2014	3
	90	6.000%—10/19/2013	27

	TOTAL ROMANIA (Cost $28)		30

RUSSIA—9.3%
	CORPORATE BONDS & NOTES—2.2%
		ALFA Bank OJSC Via ALFA Bond Issuance plc
	$200	7.500%—09/26/2019[2]	210
		Vimpelcom Holdings BV
	200	5.200%—02/13/2019[2]	197

			407

	FOREIGN GOVERNMENT OBLIGATIONS—7.1%
		Russian Federal Bond—OFZ
RUS$	410	6.800%—12/11/2019	$12
	3,700	6.880%—07/15/2015	114
	1,490	7.000%—11/24/2021[7]	44
	7,350	7.000%—01/25/2023	217
	2,140	7.350%—01/20/2016	67
	5,000	7.400%—06/14/2017	157
	280	7.500%—02/27/2019	9
	7,770	7.600%—07/20/2022	242

			862

		Russian Foreign Bond—Eurobond
	$360	7.500%—03/31/2030[7]	421
	24	12.750%—06/24/2028	42

			463

			1,325

	TOTAL RUSSIA (Cost $1,834)		1,732

SOUTH AFRICA—7.5%
	CORPORATE BONDS & NOTES—0.9%
		Gold Fields Orogen Holding Bvi Ltd.
	200	4.875%—10/07/2020	162

	FOREIGN GOVERNMENT OBLIGATIONS—6.6%
		South Africa Government Bond
ZAR$	535	6.250%—03/31/2036	40
	5,100	6.750%—03/31/2021	493
	330	7.000%—02/28/2031	28
	390	7.250%—01/15/2020	39
	2,475	8.000%—12/21/2018	262
	1,720	10.500%—12/21/2026	207
	480	13.500%—09/15/2015	56

			1,125

		South Africa Government International Bond
	$100	5.500%—03/09/2020	107

			1,232

	TOTAL SOUTH AFRICA (Cost $1,594)		1,394

SOUTH KOREA—0.3%
	(Cost $50)
	CORPORATE BONDS & NOTES—0.3%
		Korea East-West Power Co. Ltd.
	50	2.500%—07/16/2017[2]	50

THAILAND—2.6%
	CORPORATE BONDS & NOTES—0.0%
		PTTEP Canada International Finance Ltd. MTN[4]
	10	5.692%—04/05/2021	11

	FOREIGN GOVERNMENT OBLIGATIONS—2.6%
		Thailand Government Bond
THD$	3,445	1.200%—07/14/2021[6]	108
	5,330	3.250%—06/16/2017	170
	940	3.580%—12/17/2027	28

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

THAILAND—Continued

Principal Amount (000s)			Value (000s)
	FOREIGN GOVERNMENT OBLIGATIONS—Continued
THD$	2,440	3.625%—06/16/2023	76
	2,970	3.650%—12/17/2021	93

			475

	TOTAL THAILAND (Cost $509)		486

TURKEY—9.2%
	CORPORATE BONDS & NOTES—0.9%
		KOC Holding AS
	$200	3.500%—04/24/2020[2]	174

	FOREIGN GOVERNMENT OBLIGATIONS—8.3%
		Turkey Government Bond
TRD$	100	4.000%—04/29/2015[6]	52
	168	4.500%—02/11/2015[6]	89
	50	6.300%—02/14/2018	23
	440	6.500%—01/07/2015	220
	290	7.100%—03/08/2023	131
	60	8.300%—06/20/2018	30
	120	8.500%—09/14/2022	59
	430	9.000%—03/05/2014-03/08/2017	223
	330	9.500%—01/12/2022	172
	70	10.500%—01/15/2020	39

			1,038

		Turkey Government International Bond
	$105	6.750%—04/03/2018	119
	102	6.875%—03/17/2036	110
	23	7.000%—06/05/2020	26
	29	7.250%—03/05/2038	33
	136	7.375%—02/05/2025	157
	39	8.000%—02/14/2034	48

			493

			1,531

	TOTAL TURKEY (Cost $1,923)		1,705

UKRAINE—1.4%
	FOREIGN GOVERNMENT OBLIGATIONS—1.4%
		Ukraine Government International Bond
	€50	4.950%—10/13/2015	64
	$100	7.750%—09/23/2020	92

			156

		Ukreximbank Via Biz Finance plc
	100	8.375%—04/27/2015	98

	TOTAL UKRAINE (Cost $270)		254

UNITED ARAB EMIRATES—0.4%
	(Cost $67)
Principal Amount (000s)			Value (000s)
	CORPORATE BONDS & NOTES—0.4%
		Dubai Holding Commercial Operations MTN Ltd.[4]
	£50	6.000%—02/01/2017	78

URUGUAY—0.2%
	FOREIGN GOVERNMENT OBLIGATIONS—0.2%
		Uruguay Government International Bond
	$18	7.875%—01/15/2033	23
	17	8.000%—11/18/2022	22

	TOTAL URUGUAY (Cost $49)		45

VENEZUELA—4.4%
	FOREIGN GOVERNMENT OBLIGATIONS—4.4%
		Petroleos de Venezuela SA
	144	4.900%—10/28/2014	136
	7	5.000%—10/28/2015	6
	143	5.250%—04/12/2017	118
	148	8.500%—11/02/2017	137

			397

		Venezuela Government International Bond
	42	5.750%—02/26/2016	37
	10	7.000%—12/01/2018	8
	10	8.500%—10/08/2014	10
	136	9.000%—05/07/2023	113
	5	9.250%—09/15/2027	4
	10	11.950%—08/05/2031	10
	223	12.750%—08/23/2022	228

			410

	TOTAL VENEZUELA (Cost $854)		807

SHORT-TERM INVESTMENTS—1.8%
	(Cost $341)
	REPURCHASE AGREEMENTS
	341	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $350)	341

	TOTAL INVESTMENTS—98.2% (Cost $19,578)		18,211

	CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		343

	TOTAL NET ASSETS—100.0%		$18,554

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
British Pound Sterling (Buy)	Morgan Stanley & Co. LLC	$81	$81	08/15/2013	$—
British Pound Sterling (Sell)	Morgan Stanley & Co. LLC	81	81	08/15/2013	—

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
British Pound Sterling (Sell)	Morgan Stanley & Co. LLC	$84	$84	09/20/2013	$—
Colombian Peso (Buy)	Morgan Stanley & Co. LLC	120	118	08/12/2013	2
Colombian Peso (Sell)	Morgan Stanley & Co. LLC	120	120	08/12/2013	—
Euro Currency (Buy)	Morgan Stanley & Co. LLC	107	107	08/15/2013	—
Euro Currency (Sell)	Morgan Stanley & Co. LLC	107	105	08/15/2013	(2)
Euro Currency (Sell)	Morgan Stanley & Co. LLC	109	109	09/20/2013	—
Hungarian Forint (Buy)	Morgan Stanley & Co. LLC	38	37	08/21/2013	1
Hungarian Forint (Buy)	Morgan Stanley & Co. LLC	15	15	09/03/2013	—
Hungarian Forint (Sell)	Morgan Stanley & Co. LLC	37	37	08/21/2013	—
Hungarian Forint (Sell)	Morgan Stanley & Co. LLC	15	15	09/03/2013	—
Nigerian Naira (Buy)	Morgan Stanley & Co. LLC	10	10	09/18/2013	—
Nigerian Naira (Sell)	Morgan Stanley & Co. LLC	10	10	09/18/2013	—
Peruvian Nouveau Sol (Buy)	Morgan Stanley & Co. LLC	40	40	08/26/2013	—
Peruvian Nouveau Sol (Buy)	Morgan Stanley & Co. LLC	40	40	09/25/2013	—
Peruvian Nouveau Sol (Sell)	Morgan Stanley & Co. LLC	21	21	09/25/2013	—
Polish Zloty (Buy)	Morgan Stanley & Co. LLC	133	133	08/08/2013	—
Romanian Leu (Buy)	Morgan Stanley & Co. LLC	14	14	08/19/2013	—

					$1

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Brazil	$—	$496	$—	$496
Chile	—	140	—	140
China	—	325	—	325
Colombia	—	141	—	141
Hong Kong	—	106	—	106
India	—	46	—	46
Indonesia	—	109	—	109
Kazakhstan	—	211	—	211
Mexico	—	315	—	315
Peru	—	340	—	340
Russia	—	407	—	407
South Africa	—	162	—	162
South Korea	—	50	—	50
Thailand	—	11	—	11
Turkey	—	174	—	174
United Arab Emirates	—	78	—	78
Credit-Linked Notes
Colombia	—	202	—	202
Indonesia	—	375	—	375
Foreign Government Obligations
Brazil	—	1,878	—	1,878
Chile	—	239	—	239
China	—	202	—	202
Colombia	—	524	—	524
Dominican Republic	—	131	—	131
El Salvador	—	27	—	27
Hungary	—	543	—	543
Indonesia	—	739	—	739
Kazakhstan	—	343	—	343
Lithuania	—	114	—	114
Malaysia	—	739	—	739
Mexico	—	1,483	—	1,483
Nigeria	—	137	—	137
Panama	—	201	—	201
Peru	—	160	—	160
Philippines	—	163	—	163

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Poland	$—	$860	$—	$860
Romania	—	30	—	30
Russia	—	1,325	—	1,325
South Africa	—	1,232	—	1,232
Thailand	—	475	—	475
Turkey	—	1,531	—	1,531
Ukraine	—	254	—	254
Uruguay	—	45	—	45
Venezuela	—	807	—	807
Short-Term Investments
Repurchase Agreements	—	341	—	341

Total Investments in Securities	$—	$18,211	$—	$18,211

Financial Derivative Instruments-Assets
Forward Currency Contracts	$—	$3	$—	$3

Total Financial Derivative Instruments-Assets	$—	$3	$—	$3

Liability Category
Financial Derivative Instruments-Liabilities
Forward Currency Contracts	$—	$(2)	$—	$(2)

Total Financial Derivative Instruments-Liabilities	$—	$(2)	$—	$(2)

Total Investments	$—	$18,212	$—	$18,212

There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$3	$(2)

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Perpetuity bond. The maturity date represents the next callable date.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2013, these securities were valued at $2,215 or 12% of net assets.

3	Zero coupon bond.

4	MTN after the name of a security stands for Medium Term Note.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2013.

6	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	Step coupon security.

R$	Brazilian Real.

£	British Pound.

COL$	Colombian Peso.

€	Euro.

HUD$	Hungarian Forint.

IDR$	Indonesian Rupiah.

MYR$	Malaysian Ringgit.

MEX$	Mexican Peso.

NGN$	Nigerian Naira.

PER$	Peruvian Nuevosol.

PLN$	Polish Zloty.

RON$	Romanian Leu.

RUS$	Russian Ruble.

ZAR$	South African Rand.

THD$	Thai Baht.

TRD$	Turkish Lira.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 3.6%)

BANK LOAN OBLIGATIONS—5.2%
Principal Amount (000s)		Value (000s)
CAPITAL MARKETS—0.9%
	Nuveen Investments Inc.
	First-Lien Term Loan
$11,920	4.190%—05/13/2017[1]	$11,942
	Second-Lien Term Loan
6,350	6.500%—02/28/2019[1]	6,366

		18,308

COMMERCIAL SERVICES & SUPPLIES—0.6%
	Asurion LLC First-Lien Term Loan
13,930	4.500%—05/24/2019[1]	13,946

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	Consolidated Communications Inc. Term Loan B3
3,458	5.250%—12/31/2018[1]	3,506
	Level 3 Financing Inc. Term Loan B
4,300	5.250%—08/01/2019[1]	4,338
	US TelePacific Corp. Term Loan
3,184	5.750%—02/23/2017[1]	3,188

		11,032

FOOD & STAPLES RETAILING—0.1%
	BJ’s Wholesale Club Inc. Second-Lien Term Loan
1,150	9.750%—03/31/2020[1]	1,179

FOOD PRODUCTS—0.4%
	US Foods Inc. Term Loan
9,450	4.500%—03/31/2019[1]	9,497

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Bausch & Lomb Inc. New Parent Term Loan
4,950	4.000%—05/17/2019[1]	4,956
	Term Loan
3,000	6.250%—05/31/2018[1]	3,004

		7,960

	Hologic Inc. Term Loan B
5,049	4.500%—08/01/2019[1]	5,081

		13,041

HOTELS, RESTAURANTS & LEISURE—0.9%
	Peninsula Gaming LLC Term Loan B
11,249	4.250%—11/20/2017[1]	11,326
	Scientific Games International Inc. Term Loan B
5,000	6.250%—05/22/2020[1,3]	4,995
	Station Casinos LLC Term Loan B
2,352	5.000%—03/01/2020[1]	2,381

		18,702

MEDIA—0.3%
	Cumulus Media Holdings Inc. Second-Lien Term Loan
1,937	7.500%—09/16/2019[1]	1,995

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
MEDIA—Continued
	Wide Open West Finance LLC Term Loan B
$4,950	6.000%—04/01/2019[1]	$5,004

		6,999

MULTILINE RETAIL—0.2%
	Savers, Inc. Term Loan
3,465	5.000%—10/03/2019[1]	3,493

OIL, GAS & CONSUMABLE FUELS—0.5%
	Chesapeake Energy Corp. Term Loan
9,650	5.750%—12/02/2017[1]	9,908

SOFTWARE—0.2%
	Infor US Inc. Term Loan B2
2,709	5.250%—04/05/2018[1]	2,749
	Kronos Inc. Second-Lien Term Loan
2,500	9.750%—04/26/2020[1]	2,597

		5,346

TOTAL BANK LOAN OBLIGATIONS (Cost $109,187)		111,451

CORPORATE BONDS & NOTES—91.2%
AEROSPACE & DEFENSE—1.7%
	Bombardier Inc.
11,400	6.125%—01/15/2023[2]	11,713
	DigitalGlobe Inc.
5,000	5.250%—02/01/2021[2]	4,750
	Sequa Corp.
5,550	7.000%—12/15/2017[2]	5,578
	Spirit Aerosystems Inc.
4,000	6.750%—12/15/2020	4,320
	TransDigm Inc.
5,625	5.500%—10/15/2020[2]	5,527
3,300	7.750%—12/15/2018	3,535

		9,062

		35,423

AUTO COMPONENTS—3.5%
	Affinia Group Inc.
3,300	7.750%—05/01/2021[2]	3,416
	Allison Transmission Inc.
8,650	7.125%—05/15/2019[2]	9,277
	American Axle & Manufacturing Holding Inc.
1,800	9.250%—01/15/2017[2]	1,939
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,312
	Cooper-Standard Automotive Inc.
2,575	8.500%—05/01/2018	2,781
	Dana Holding Corp.
1,900	6.500%—02/15/2019	2,038
5,700	6.750%—02/15/2021	6,113

		8,151

	Delphi Corp.
10,000	6.125%—05/15/2021	10,975
AUTO COMPONENTS—Continued
	Goodyear Tire & Rubber Co.
$8,100	6.500%—03/01/2021	$8,515
4,500	7.000%—05/15/2022	4,804
6,320	8.750%—08/15/2020	7,489

		20,808

	Lear Corp.
1,840	7.875%—03/15/2018	1,969
3,840	8.125%—03/15/2020	4,253

		6,222

	Tenneco Inc.
5,705	6.875%—12/15/2020	6,190

		75,071

AUTOMOBILES—0.3%
	AutoNation Inc.
6,000	5.500%—02/01/2020	6,405

BEVERAGES—0.2%
	Constellation Brands Inc.
3,750	7.250%—05/15/2017	4,294

BUILDING PRODUCTS—0.7%
	Building Materials Corp. of America
2,000	6.750%—05/01/2021[2]	2,145
	Nortek Inc.
6,175	8.500%—04/15/2021	6,715
	RSI Home Products Inc.
5,275	6.875%—03/01/2018[2]	5,460

		14,320

CAPITAL MARKETS—0.3%
	Neuberger Berman Group LLC
6,500	5.875%—03/15/2022[2]	6,760

CHEMICALS—1.0%
	Eagle Spinco Inc.
4,075	4.625%—02/15/2021[2]	3,927
	PetroLogistics LP
7,050	6.250%—04/01/2020[2]	7,015
	PolyOne Corp.
10,000	7.375%—09/15/2020	10,975

		21,917

COMMERCIAL BANKS—1.4%
	CIT Group Inc.
4,650	4.250%—08/15/2017	4,772
7,350	5.000%—05/15/2017-08/15/2022	7,579
4,050	5.250%—03/15/2018	4,323
13,200	5.500%—02/15/2019[2]	13,910

		30,584

COMMERCIAL SERVICES & SUPPLIES—4.2%
	ARAMARK Corp.
5,000	5.750%—03/15/2020[2]	5,225
	Ashtead Capital Inc.
8,221	6.500%—07/15/2022[2]	8,776
	Brickman Group Holdings Inc.
4,350	9.125%—11/01/2018[2]	4,698
	Clean Harbors Inc.
4,500	5.125%—06/01/2021	4,612
	Covanta Holding Corp.
6,900	6.375%—10/01/2022	7,134

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
COMMERCIAL SERVICES & SUPPLIES—Continued
	Hertz Corp.
$6,100	5.875%—10/15/2020	$6,466
650	6.750%—04/15/2019	704
1,500	7.375%—01/15/2021	1,657
6,250	7.500%—10/15/2018	6,828

		15,655

	Interline Brands Inc.
2,400	7.500%—11/15/2018	2,532
	Iron Mountain Inc.
1,660	8.000%—06/15/2020	1,735
	Safway Group Holding LLC
10,250	7.000%—05/15/2018[2]	10,327
	United Rentals North America Inc.
3,300	5.750%—07/15/2018	3,548
575	7.375%—05/15/2020	637
5,675	7.625%—04/15/2022	6,356
4,550	8.250%—02/01/2021	5,107
3,450	9.250%—12/15/2019	3,898

		19,546

	West Corp.
7,150	7.875%—01/15/2019	7,695
3,000	8.625%—10/01/2018	3,278

		10,973

		91,213

COMMUNICATIONS EQUIPMENT—1.3%
	CommScope Holding Co. Inc.
5,000	6.625%—06/01/2020[2]	5,000
	CommScope Inc.
16,750	8.250%—01/15/2019[2]	18,467
	Syniverse Holdings Inc.
4,750	9.125%—01/15/2019	5,154

		28,621

COMPUTERS & PERIPHERALS—0.4%
	NCR Corp.
8,000	5.000%—07/15/2022	7,780

CONSUMER FINANCE—1.0%
	Ally Financial Inc.
12,750	5.500%—02/15/2017	13,534
	TransUnion Financing Corp.
1,600	11.375%—06/15/2018	1,806
	TransUnion Holding Co.
6,450	9.625%—06/15/2018	7,030

		22,370

CONTAINERS & PACKAGING—3.1%
	Ardagh Packaging Finance plc
2,000	7.375%—10/15/2017[2]	2,140
9,000	9.125%—10/15/2020[2]	9,806

		11,946

	Resolute Forest Products Inc.
6,500	5.875%—05/15/2023[2]	5,915
	Reynolds Group Issuer Inc.
15,800	5.750%—10/15/2020	16,116
8,950	8.250%—02/15/2021	9,140
3,875	8.500%—05/15/2018	4,049
5,150	9.000%—04/15/2019	5,382
5,675	9.875%—08/15/2019	6,157

		40,844

CONTAINERS & PACKAGING—Continued
	Sealed Air Corp.
$3,400	6.500%—12/01/2020[2]	$3,689
	Silgan Holdings Inc.
4,200	5.000%—04/01/2020	4,242

		66,636

DIVERSIFIED FINANCIAL SERVICES—0.3%
	McGraw-Hill Global Education Holdings LLC
5,200	9.750%—04/01/2021[2]	5,486

DIVERSIFIED TELECOMMUNICATION SERVICES—6.0%
	CenturyLink Inc.
3,850	5.625%—04/01/2020	3,956
19,200	5.800%—03/15/2022	19,248

		23,204

	Cincinnati Bell Inc.
7,500	8.750%—03/15/2018	7,837
	Equinix Inc.
3,500	7.000%—07/15/2021	3,846
	Frontier Communications Corp.
9,000	7.125%—01/15/2023	8,955
4,400	7.625%—04/15/2024	4,466
102	8.250%—05/01/2014	106

		13,527

	Level 3 Financing Inc.
4,500	7.000%—06/01/2020	4,691
16,750	8.125%—07/01/2019	18,299
3,950	8.625%—07/15/2020	4,365

		27,355

	PAETEC Holding Corp.
2,500	9.875%—12/01/2018	2,819
	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	3,938
	Qwest Communications International Inc.
2,550	7.125%—04/01/2018	2,650
	TW Telecom Holdings Inc.
7,050	8.000%—03/01/2018	7,535
	Videotron Ltd.
2,600	5.000%—07/15/2022	2,587
5,388	9.125%—04/15/2018	5,671

		8,258

	Windstream Corp.
2,590	7.000%—03/15/2019	2,639
13,155	7.750%—10/15/2020	14,076
6,500	7.875%—11/01/2017	7,296
3,000	8.125%—09/01/2018	3,210

		27,221

		128,190

ELECTRIC UTILITIES—1.0%
	NRG Energy Inc.
2,350	6.625%—03/15/2023	2,421
5,250	7.875%—05/15/2021	5,801
11,750	8.250%—09/01/2020	13,101

		21,323

ELECTRICAL EQUIPMENT—0.2%
	Belden Inc.
3,800	5.500%—09/01/2022[2]	3,800

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	Sensata Technologies BV
$5,700	6.500%—05/15/2019[2]	$6,128

ENERGY EQUIPMENT & SERVICES—2.1%
	Bristow Group Inc.
1,250	6.250%—10/15/2022	1,305
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018	6,397
	Gulfmark Offshore Inc.
8,350	6.375%—03/15/2022	8,579
	Hornbeck Offshore Services Inc.
5,550	5.000%—03/01/2021[2]	5,356
3,950	5.875%—04/01/2020	4,039

		9,395

	Pacific Drilling SA
1,150	5.375%—06/01/2020[2]	1,130
	Precision Drilling Corp.
7,000	6.625%—11/15/2020	7,385
	Sesi LLC
10,450	7.125%—12/15/2021	11,443

		45,634

FOOD & STAPLES RETAILING—0.6%
	NBTY Inc.
6,050	9.000%—10/01/2018	6,731
	Prestige Brands Inc.
2,750	8.125%—02/01/2020	3,045
	Stater Brothers Holdings Inc.
3,850	7.750%—04/15/2015	3,874

		13,650

FOOD PRODUCTS—0.7%
	Michael Foods Inc.
4,450	9.750%—07/15/2018	4,917
	TreeHouse Foods Inc.
3,500	7.750%—03/01/2018	3,736
	US Foods Inc.
6,025	8.500%—06/30/2019	6,447

		15,100

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Biomet Inc.
13,275	6.500%—08/01/2020-10/01/2020	13,910

HEALTH CARE PROVIDERS & SERVICES—5.2%
	DaVita Inc.
5,800	5.750%—08/15/2022	5,909
3,000	6.375%—11/01/2018	3,187
1,850	6.625%—11/01/2020	1,984

		11,080

	Fresenius Medical Care US Finance II Inc.
6,000	5.875%—01/31/2022[2]	6,360
	HCA Holdings Inc.
3,350	6.250%—02/15/2021	3,484
2,500	7.750%—05/15/2021	2,725

		6,209

	HCA Inc.
16,600	5.875%—03/15/2022	17,596
3,100	6.500%—02/15/2016-02/15/2020	3,405
3,500	7.500%—02/15/2022	3,955

		24,956

HEALTH CARE PROVIDERS & SERVICES—Continued
	MPH Intermediate Holding Co.
$10,000	8.375%—08/01/2018[2]	$10,250
	MultiPlan Inc.
10,275	9.875%—09/01/2018[2]	11,431
	Tenet Healthcare Corp.
8,350	6.250%—11/01/2018	8,966
1,150	6.750%—02/01/2020	1,149
13,425	8.000%—08/01/2020	14,298
2,750	9.250%—02/01/2015	3,004

		27,417

	Universal Hospital Services Inc.
8,500	7.625%—08/15/2020	9,031
	Vanguard Health Holding Co. II LLC
5,225	8.000%—02/01/2018	5,571

		112,305

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,200	8.000%—11/15/2018	2,370

HOTELS, RESTAURANTS & LEISURE—5.3%
	Ameristar Casinos Inc.
18,175	7.500%—04/15/2021	19,493
	Boyd Gaming Corp.
1,700	7.125%—02/01/2016	1,700
8,950	9.125%—12/01/2018	9,577

		11,277

	Felcor Lodging LP
5,650	5.625%—03/01/2023	5,523
7,375	6.750%—06/01/2019	7,817

		13,340

	Isle of Capri Casinos Inc.
2,550	5.875%—03/15/2021	2,486
3,250	7.750%—03/15/2019	3,417
5,000	8.875%—06/15/2020	5,262

		11,165

	MCE Finance Ltd.
4,000	5.000%—02/15/2021[2]	3,830
	MGM Resorts International
6,000	7.500%—06/01/2016	6,645
3,210	7.750%—03/15/2022	3,571

		10,216

	Peninsula Gaming LLC
6,000	8.375%—02/15/2018[2]	6,525
	Penn National Gaming Inc.
7,750	8.750%—08/15/2019	8,544
	Pinnacle Entertainment Inc.
4,350	8.625%—08/01/2017	4,543
7,050	8.750%—05/15/2020	7,667

		12,210

	PNK Finance Corp.
2,900	6.375%—08/01/2021[2]	2,927
	Scientific Games Corp.
7,400	8.125%—09/15/2018	8,029
	Scientific Games International Inc.
1,850	6.250%—09/01/2020	1,878
	Station Casinos LLC
4,950	7.500%—03/01/2021	5,198

		114,632

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
HOUSEHOLD DURABLES—0.3%
	Jarden Corp.
$2,000	6.125%—11/15/2022	$2,130
4,175	7.500%—05/01/2017-01/15/2020	4,534

		6,664

HOUSEHOLD PRODUCTS—1.5%
	ACCO Brands Corp.
6,500	6.750%—04/30/2020	6,703
	Central Garden Co.
5,500	8.250%—03/01/2018	5,720
	Spectrum Brands Escrow Corp.
2,350	6.375%—11/15/2020[2]	2,503
8,800	6.625%—11/15/2022[2]	9,438

		11,941

	Spectrum Brands Inc.
3,050	6.750%—03/15/2020	3,302
3,250	9.500%—06/15/2018	3,599

		6,901

		31,265

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
	AES Corp.
4,950	4.875%—05/15/2023	4,715
	Calpine Corp.
8,235	7.500%—02/15/2021[2]	8,853
7,335	7.875%—07/31/2020[2]	7,995

		16,848

	GenOn Americas Generation LLC
4,925	8.500%—10/01/2021	5,393
	GenOn Energy Inc.
1,600	7.875%—06/15/2017	1,760

		28,716

INDUSTRIAL CONGLOMERATES—0.2%
	Gardner Denver Inc.
5,000	6.875%—08/15/2021[2]	4,987

INTERNET SOFTWARE & SERVICES—1.2%
	IAC/InterActiveCorp
6,550	4.750%—12/15/2022	6,223
	Infor US Inc.
12,200	9.375%—04/01/2019	13,694
	Nuance Communications Inc.
5,750	5.375%—08/15/2020[2]	5,635

		25,552

IT SERVICES—1.7%
	Fidelity National Information Services Inc.
3,850	5.000%—03/15/2022	3,942
	Interactive Data Corp.
7,250	10.250%—08/01/2018	8,156
	SunGard Data Systems Inc.
7,250	6.625%—11/01/2019	7,558
7,100	7.375%—11/15/2018	7,562
4,025	7.625%—11/15/2020	4,387

		19,507

	WEX Inc.
5,850	4.750%—02/01/2023[2]	5,528

		37,133

MACHINERY—0.9%
	Silver II US Holdings LLC
7,350	7.750%—12/15/2020[2]	7,736
	SPX Corp.
1,500	6.875%—09/01/2017	1,676
	Terex Corp.
9,250	6.500%—04/01/2020	9,759

		19,171

MEDIA—19.2%
	Allbritton Communications Co.
5,000	8.000%—05/15/2018	5,431
	Alliance Data Systems Corp.
5,400	5.250%—12/01/2017[2]	5,670
11,400	6.375%—04/01/2020[2]	12,084

		17,754

	AMC Networks Inc.
3,000	4.750%—12/15/2022	2,925
5,525	7.750%—07/15/2021	6,216

		9,141

	Cablevision Systems Corp.
11,750	5.875%—09/15/2022	11,750
2,550	7.750%—04/15/2018	2,850
5,350	8.000%—04/15/2020	6,072
1,000	8.625%—09/15/2017	1,157

		21,829

	CCO Holdings LLC
5,000	5.125%—02/15/2023	4,600
11,650	5.250%—09/30/2022	10,922
3,150	6.500%—04/30/2021	3,253
6,250	6.625%—01/31/2022	6,422
5,280	7.000%—01/15/2019	5,623
4,000	7.375%—06/01/2020	4,330
2,350	8.125%—04/30/2020	2,567

		37,717

	Cequel Communications Holdings I LLC
29,200	6.375%—09/15/2020[2]	30,295
	Clear Channel Worldwide Holdings Inc.
5,850	7.625%—03/15/2020	6,201
	CSC Holdings LLC
4,400	6.750%—11/15/2021	4,840
250	7.625%—07/15/2018	289

		5,129

	Cumulus Media Holdings Inc.
8,000	7.750%—05/01/2019	8,180
	DISH DBS Corp.
5,000	5.000%—03/15/2023	4,712
7,150	5.875%—07/15/2022	7,168
15,300	6.750%—06/01/2021	16,295

		28,175

	GCI Inc.
7,000	6.750%—06/01/2021	6,615
	Griffey Intermediate Inc.
5,000	7.000%—10/15/2020[2]	4,900
	Hughes Satellite Systems Corp.
2,350	6.500%—06/15/2019	2,509
18,975	7.625%—06/15/2021	20,635

		23,144

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
MEDIA—Continued
	Inmarsat Finance plc
$4,000	7.375%—12/01/2017[2]	$4,230
	Intelsat Jackson Holdings SA
15,000	5.500%—08/01/2023[2]	14,475
7,525	7.250%—10/15/2020	8,183
1,950	7.500%—04/01/2021	2,133

		24,791

	Intelsat Luxembourg SA
3,600	7.750%—06/01/2021[2]	3,803
6,350	8.125%—06/01/2023[2]	6,850

		10,653

	Lamar Media Corp.
6,950	5.875%—02/01/2022	7,193
	MDC Partners Inc.
7,000	6.750%—04/01/2020[2]	7,210
	MediaCom Broadband LLC
3,800	6.375%—04/01/2023	3,847
	MediaCom Capital Corp.
7,000	7.250%—02/15/2022	7,490
6,800	9.125%—08/15/2019	7,480

		14,970

	Mood Media Corp.
5,000	9.250%—10/15/2020[2]	4,775
	Nexstar Broadcasting Inc.
3,200	8.875%—04/15/2017	3,480
	Nielsen Finance LLC
652	11.625%—02/01/2014	685
	Quebecor Media Inc.
7,550	5.750%—01/15/2023	7,418
	Sinclair Television Group Inc.
10,000	5.375%—04/01/2021	9,825
4,000	6.125%—10/01/2022	4,060

		13,885

	Sirius XM Radio Inc.
10,950	5.250%—08/15/2022[2]	10,649
3,750	8.750%—04/01/2015[2]	4,247

		14,896

	Starz LLC
9,000	5.000%—09/15/2019	9,112
	Telesat Inc.
14,650	6.000%—05/15/2017[2]	14,998
	Unitymedia Hessen GmbH & Co.
7,900	5.500%—01/15/2023[2]	7,722
	Univision Communications Inc.
2,450	6.750%—09/15/2022[2]	2,646
1,100	7.875%—11/01/2020[2]	1,213
5,900	8.500%—05/15/2021[2]	6,519

		10,378

	UPCB Finance V Ltd.
5,680	7.250%—11/15/2021[2]	6,149
	UPCB Finance VI Ltd.
18,500	6.875%—01/15/2022[2]	19,702
	Valassis Communications Inc.
3,600	6.625%—02/01/2021	3,492
MEDIA—Continued
	Viasat Inc.
6,900	6.875%—06/15/2020	7,366
	Virgin Media Finance plc
2,800	6.375%—04/15/2023[2]	2,887
	Wide Open West Finance LLC
6,150	10.250%—07/15/2019	6,796
	WMG Acquisition Corp.
675	6.000%—01/15/2021[2]	709

		411,855

METALS & MINING—2.0%
	ArcelorMittal
3,825	5.750%—08/05/2020	3,839
3,900	6.000%—03/01/2021	3,959

		7,798

	FMG Resources (August 2006) Pty Ltd.
1,750	6.000%—04/01/2017[2]	1,759
6,150	6.875%—04/01/2022[2]	6,111
2,500	7.000%—11/01/2015[2]	2,569
19,600	8.250%—11/01/2019[2]	20,776

		31,215

	JMC Steel Group
4,725	8.250%—03/15/2018[2]	4,725

		43,738

OFFICE ELECTRONICS—0.7%
	CDW LLC
12,750	8.500%—04/01/2019	14,057

OIL, GAS & CONSUMABLE FUELS—11.3%
	Access Midstream Partners LP
2,550	4.875%—05/15/2023	2,435
11,100	6.125%—07/15/2022	11,683

		14,118

	AmeriGas Finance LLC
7,550	7.000%—05/20/2022	8,079
	Berry Petroleum Co.
900	6.375%—09/15/2022	923
	Bill Barrett Corp.
5,000	7.000%—10/15/2022	5,125
3,600	7.625%—10/01/2019	3,834

		8,959

	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	6,906
	Chesapeake Energy Corp.
2,550	5.375%—06/15/2021	2,550
1,200	5.750%—03/15/2023	1,212
1,000	6.125%—02/15/2021	1,065
2,050	9.500%—02/15/2015	2,281

		7,108

	Chesapeake Oilfield Operating LLC
3,900	6.625%—11/15/2019	3,958
	Cimarex Energy Co.
8,650	5.875%—05/01/2022	8,996
	Compagnie Générale de Géophysique-Veritas
5,100	6.500%—06/01/2021	5,253
2,000	7.750%—05/15/2017	2,060
1,026	9.500%—05/15/2016	1,082

		8,395

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
OIL, GAS & CONSUMABLE FUELS—Continued
	Concho Resources Inc.
$7,600	5.500%—10/01/2022	$7,686
	Continental Resources Inc.
12,275	5.000%—09/15/2022	12,398
1,400	8.250%—10/01/2019	1,540

		13,938

	Denbury Resources Inc.
3,950	4.625%—07/15/2023	3,619
3,088	8.250%—02/15/2020	3,412

		7,031

	Eagle Rock Energy Partners LP
6,050	8.375%—06/01/2019	6,262
	Ferrellgas LP/Ferrellgas Finance Corp.
4,350	6.500%—05/01/2021	4,415
2,550	9.125%—10/01/2017	2,690

		7,105

	Frac Tech Finance Inc.
2,646	8.125%—11/15/2018[2]	2,897
	Genesis Energy LP
6,700	5.750%—02/15/2021	6,650
	Hiland Partners LP
1,700	7.250%—10/01/2020[2]	1,794
	Key Energy Services Inc.
10,250	6.750%—03/01/2021	10,096
	Lightstream Resources
11,700	8.625%—02/01/2020[2]	11,466
	Linn Energy LLC
4,450	6.250%—11/01/2019[2]	4,205
1,450	6.500%—05/15/2019	1,417
5,300	7.750%—02/01/2021	5,380

		11,002

	MarkWest Energy Finance Corp.
3,950	5.500%—02/15/2023	4,009
2,320	6.250%—06/15/2022	2,494
3,900	6.750%—11/01/2020	4,222

		10,725

	Oasis Petroleum Inc.
4,125	6.875%—01/15/2023	4,383
3,550	7.250%—02/01/2019	3,807

		8,190

	Oil States International Inc.
1,950	5.125%—01/15/2023[2]	2,150
6,250	6.500%—06/01/2019	6,719

		8,869

	Penn Virginia Resource Partners LP
5,350	6.500%—05/15/2021[2]	5,203
500	8.375%—06/01/2020	534

		5,737

	QEP Resources Inc.
400	5.375%—10/01/2022	399
	Regency Energy Partners LP
3,250	6.500%—07/15/2021	3,510
	Rosetta Resources Inc.
5,000	5.625%—05/01/2021	5,006
OIL, GAS & CONSUMABLE FUELS—Continued
	Seadrill Ltd.
11,000	5.625%—09/15/2017[2]	11,110
	Suburban Propane Partners LP
5,832	7.375%—08/01/2021	6,298
5,066	7.500%—10/01/2018	5,497

		11,795

	Targa Resources Partners LP
5,750	4.250%—11/15/2023[2]	5,304
	Unit Corp.
9,090	6.625%—05/15/2021	9,499
	Vanguard Natural Resources LLC
8,950	7.875%—04/01/2020	9,330

		242,843

PAPER & FOREST PRODUCTS—0.4%
	Cascades Inc.
8,725	7.750%—12/15/2017	9,183

PHARMACEUTICALS—2.0%
	Endo Health Solutions Inc.
4,060	7.000%—07/15/2019-12/15/2020	4,263
	Valeant Pharmaceuticals International
3,850	6.375%—10/15/2020[2]	3,994
1,800	6.500%—07/15/2016[2]	1,872
8,000	6.750%—10/01/2017[2]	8,480
4,850	6.875%—12/01/2018[2]	5,129

		19,475

	VPII Escrow Corp.
1,050	6.750%—08/15/2018[2]	1,113
10,000	7.500%—07/15/2021[2]	10,775

		11,888

	Warner Chilcott Corp.
6,150	7.750%—09/15/2018	6,773

		42,399

PROFESSIONAL SERVICES—0.3%
	FTI Consulting Inc.
6,600	6.750%—10/01/2020	7,054

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	MPT Operating Partnership LP
2,500	6.875%—05/01/2021	2,681
	Omega Healthcare Investors Inc.
2,750	5.875%—03/15/2024	2,840
4,200	6.750%—10/15/2022	4,578

		7,418

		10,099

ROAD & RAIL—0.2%
	Avis Budget Car Rental LLC
3,500	8.250%—01/15/2019	3,841

SPECIALTY RETAIL—2.4%
	Dufry Finance SCA
3,875	5.500%—10/15/2020[2]	3,992
	Jaguar Land Rover Automotive plc
1,500	5.625%—02/01/2023[2]	1,478
	Jo-Ann Stores Inc.
5,700	8.125%—03/15/2019[2]	5,885

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
SPECIALTY RETAIL—2.4%
	Limited Brands Inc.
$3,100	5.625%—02/15/2022	$3,228
1,800	8.500%—06/15/2019	2,142

		5,370

	Michaels FinCo Holdings LLC
6,150	7.500%—08/01/2018[2]	6,242
	Michaels Stores Inc.
5,950	7.750%—11/01/2018	6,478
7,327	11.375%—11/01/2016	7,657

		14,135

	Penske Automotive Group Inc.
4,900	5.750%—10/01/2022	5,071
	Sally Holdings LLC
2,990	5.750%—06/01/2022	3,125
3,450	6.875%—11/15/2019	3,795

		6,920

	Toys R Us Property Co. I LLC
3,200	10.750%—07/15/2017	3,392

		52,485

TEXTILES, APPAREL & LUXURY GOODS—1.0%
	Hanesbrands Inc.
11,000	6.375%—12/15/2020	12,114
	Levi Strauss & Co.
5,150	6.875%—05/01/2022	5,690
3,800	7.625%—05/15/2020	4,199

		9,889

		22,003

TRADING COMPANIES & DISTRIBUTORS—0.4%
	H&E Equipment Services Inc.
7,250	7.000%—09/01/2022	7,794

WIRELESS TELECOMMUNICATION SERVICES—2.2%
	Crown Castle International Corp.
6,150	5.250%—01/15/2023	5,950
5,525	7.125%—11/01/2019	5,981

		11,931

	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020	3,134
	Softbank Corp.
9,700	4.500%—04/15/2020[2]	9,387
	Sprint Communications Inc.
10,050	6.000%—12/01/2016-11/15/2022	9,908
4,450	7.000%—03/01/2020[2]	4,873
8,050	7.000%—08/15/2020	8,523

		23,304

		47,756

TOTAL CORPORATE BONDS & NOTES (Cost $1,902,916)		1,962,517

SHORT-TERM INVESTMENTS—1.6%
(Cost $34,767)
REPURCHASE AGREEMENTS
34,767	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $35,466)	34,767

TOTAL INVESTMENTS—98.0% (Cost $2,046,870)		2,108,735

CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		42,056

TOTAL NET ASSETS—100.0%		$2,150,791

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security. The stated rate represents the rate in effect at July 31, 2013.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2013, these securities were valued at $586,380 or 27% of net assets.

3	Position or a portion of the position represents an unsettled loan commitment. At period end, the total market value of unsettled commitments totaled $4,995 or less than 1% of net assets. The coupon rate will be determined at the time of settlement.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -17.6%)

ASSET-BACKED SECURITIES—1.9%
Principal Amount (000s)		Value (000s)
	Access Group Inc.
	Series 2008-1 Cl. A
$12,934	1.566%—10/27/2025[1]	$12,916
	Argent Securities Inc.
	Series 2006-W4 Cl.A2C
7,773	0.350%—05/25/2036[1]	2,862
	Series 2005-W2 Cl.A2C
5,500	0.550%—10/25/2035[1]	4,819

		7,681

	Asset Backed Funding Certificates Series 2005-HE2 Cl. M1
237	0.910%—06/25/2035[1]	237
	Asset Backed Securities Corp. Home Equity Series 2003-HE4 Cl. M1
9,967	1.436%—08/15/2033[1]	9,227
	Bear Stearns Asset Backed Securities Trust Series 2005-4 Cl. M1
2,597	0.690%—01/25/2036[1]	2,539
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
235	0.670%—12/25/2031[1]	163
	Series 2005-15 Cl. 1AF3
9,255	4.876%—04/25/2036[2]	9,429

		9,592

	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1
162	0.250%—11/25/2036[1]	83
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
2,260	0.340%—07/25/2036[1]	2,057
	GSAA Trust
	Series 2006-4 Cl.4A2
4,267	0.000%—03/25/2036*	3,554
	Series 2005-8 Cl. A4
7,746	0.460%—06/25/2035[1]	7,239
	Series 2007-9 Cl. A1A
3,108	6.000%—10/25/2047	2,681

		13,474

	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
159	0.260%—12/25/2036[1]	76
	Series 2006-FM1 Cl. A2D
$7,800	0.460%—04/25/2036[1]	$3,902

		3,978

	Home Equity Asset Trust
	Series 2005-2 Cl. M4
5,000	1.240%—07/25/2035[1]	4,443
	Home Equity Loan Trust
	Series 2007-FRE1 Cl. 2AV4
12,025	0.530%—04/25/2037[1]	6,861
	HSBC Home Equity Loan Trust
	Series 2007-1 Cl. AS
4,204	0.392%—03/20/2036[1]	4,106
	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
111	0.750%—10/25/2034[1]	106
	Mid-State Trust
	Series 2004-1 Cl. A
2,057	6.005%—08/15/2037	2,325
	Morgan Stanley ABS Capital I
	Series 2007-HE1 Cl. A2C
3,250	0.340%—11/25/2036[1]	1,707
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
4,240	1.090%—07/25/2032[1]	3,819
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
6,171	0.440%—07/25/2037[1]	3,239
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
9,700	0.670%—08/25/2035[1]	8,147
	Ramp Trust
	Series 2004-RS8 Cl. MII1
1,924	1.090%—08/25/2034[1]	1,692
	Securitized Asset Backed Receivables LLC Trust
	Series 2007-HE1 Cl. 2A2
921	0.000%—12/25/2036*	271
	SG Mortgage Securities Trust Series 2006-OPT2 Cl. A3D
6,900	0.400%—10/25/2036[1]	3,544
	SLM Student Loan Trust
	Series 2009-CT Cl. 1A
1,164	2.350%—04/15/2039[1,3]	1,167
	Series 2010-C Cl. A2
1,900	2.841%—12/16/2019[1,3]	1,938

		3,105

	Small Business Administration Participation Certificates
	Series 2003-20I Cl.1
292	5.130%—09/01/2023	317
	Series 2009-20A Cl.1
6,802	5.720%—01/01/2029	7,558
	Series 2008-20H Cl.1
17,924	6.020%—08/01/2028	20,110
	Series 2001-20A Cl.1
372	6.290%—01/01/2021	408

		28,393

	Soundview Home Equity Loan Trust
	Series 2006-WF2 Cl. A1
5,396	0.320%—12/25/2036[1]	5,084

TOTAL ASSET-BACKED SECURITIES (Cost $129,179)		138,626

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—0.1%
(Cost $8,037)
Principal Amount (000s)		Value (000s)
	Springleaf Financial Funding Co.
	Term Loan B
$8,064	5.500%—05/10/2017[2]	$8,083

COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
5,489	0.310%—08/25/2036[1]	3,369
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
949	2.417%—02/25/2045[1]	948
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A2B
€10,218	1.603%—05/16/2047[1,3]	13,771
	Banc of America Funding Corp.
	Series 2005-D Cl. A1
$1,164	2.639%—05/25/2035[2]	1,171
	Banc of America Large Loan Inc.
	Series 2010-HLTN Cl. HLTN
4,897	2.491%—11/15/2015[1,3]	4,932
	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
2,200	5.622%—04/10/2049[2]	2,480
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
17,770	0.400%—05/25/2047[1]	11,392
	Series 2011-RR4 Cl. 8A1
6,697	5.250%—02/26/2036[3]	6,113
	Series 2011-RR5 Cl. 5A1
13,940	5.250%—08/26/2037[3]	14,128
	Series 2011-RR5 Cl. 12A1
1,157	5.437%—03/26/2037[2,3]	1,063

		32,696

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2003-1 Cl. 6A1
535	2.573%—04/25/2033[2]	544
	Series 2000-2 Cl. A1
51	2.695%—11/25/2030[2]	51
	Series 2004-1 Cl. 12A5
852	2.888%—04/25/2034[2]	834
	Series 2003-8 Cl. 1A1
22	2.901%—01/25/2034[2]	22
	Series 2004-10 Cl. 12A3
103	2.938%—01/25/2035[2]	99
	Series 2002-8 Cl. 1A2
57	2.960%—02/25/2033[2]	51
	Series 2004-8 Cl. 2A1
2,962	3.041%—11/25/2034[2]	2,914
	Series 2004-9 Cl. 22A3
259	3.454%—11/25/2034[2]	262

		4,777

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
1,977	0.350%—02/25/2034[1]	1,933
	Series 2005-4 Cl.23A1
777	0.630%—07/25/2035[1]	764
	Series 2005-4 Cl. 23A1
2,384	2.707%—05/25/2035[2]	2,191
	Series 2005-7 Cl. 22A1
$1,757	2.810%—09/25/2035[2]	$1,440

		6,328

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR7 Cl. A3
2,745	5.116%—02/11/2041[2]	2,890
	Series 2007-PW15 Cl. A4
700	5.331%—02/11/2044	769
	Series 2006-PW11 Cl. A4
1,810	5.435%—03/11/2039[2]	1,977
	Series 2007-PW18 Cl. A4
5,300	5.700%—06/11/2050	6,038
	Series 2007-PW17 Cl. AAB
6,422	5.703%—06/11/2050	6,665
	Series 2006-PW12 Cl. A4
2,410	5.715%—09/11/2038[2]	2,662

		21,001

	Chase Mortgage Finance Corp.
	Series 2005-A1 Cl. 1A1
8,545	5.079%—12/25/2035[2]	8,168
	Series 2006-A1 Cl. 4A1
5,196	5.727%—09/25/2036[2]	4,774

		12,942

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
1,500	5.322%—12/11/2049	1,660
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
9,587	0.000%—05/25/2036*	6,576
	Series 2006-39CB Cl. 1A20
12,374	0.000%—01/25/2037*	9,799
	Series 2005-59 Cl. 1A1
16,629	0.522%—11/20/2035[1]	11,830
	Series 2005-27 Cl.1A2
1,618	1.562%—08/25/2035[1]	1,315
	Series 2005-20CB Cl. 2A5
6,447	5.500%—07/25/2035	6,076
	Series 2006-36T2 Cl. 1A4
2,516	5.750%—12/25/2036	1,946

		37,542

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
2,857	0.000%—09/25/2047*	2,322
	Series 2004-HYB9 Cl. 1A1
3,389	2.734%—02/20/2035[2]	3,184
	Series 2005-HYB9 Cl. 3A2A
634	2.783%—02/20/2036[1]	546
	Series 2004-22 Cl. A3
2,013	2.913%—11/25/2034[2]	1,860

		7,912

	Credit Suisse Commercial Mortgage Trust
	Series 2010-9R Cl. 20A5
2,502	4.000%—01/27/2037[3]	2,524
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
656	6.000%—11/25/2035	463
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
5,336	0.000%—03/25/2037*	3,016

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
$5,388	0.000%—03/19/2046*	$3,555
	European Loan Conduit
	Series 25X Cl. A
€408	0.353%—05/15/2019[1]	514
	First Horizon Asset Securities Inc.
	Series 2005-AR3 Cl. 2A1
$2,918	2.615%—08/25/2035[2]	2,801
	Series 2005-AR6 Cl. 4A1
6,228	5.105%—02/25/2036[2]	5,948

		8,749

	First Nationwide Trust Series 2001-3 Cl. 1A1
2	6.750%—08/21/2031	2
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3 Cl. A4
300	4.799%—08/10/2042[2]	313
	Series 2007-GG9 Cl. A4
1,500	5.444%—03/10/2039	1,669

		1,982

	GSR Mortgage Loan Trust
	Series 2005-AR6 Cl. 2A1
5,699	2.664%—09/25/2035[2]	5,632
	Series 2005-AR3 Cl. 3A1
1,380	2.845%—05/25/2035[2]	1,291
	Series 2005-AR7 Cl. 6A1
1,671	5.084%—11/25/2035[2]	1,630
	Series 2006-2F Cl. 2A13
6,118	5.750%—02/25/2036	6,353

		14,906

	Harborview Mortgage Loan Trust
	Series 2006-SB1 Cl. A1A
20,790	0.000%—12/19/2036*	14,973
	Series 2005-2 Cl. 2A1A
485	0.412%—05/19/2035[1]	392
	Series 2005-9 Cl. 2A1A
3,140	0.532%—06/20/2035[1]	2,792
	Series 2004-8 Cl. 2A3
1,728	0.602%—11/19/2034[1]	1,236

		19,393

	Homebanc Mortgage Trust
	Series 2006-H2 Cl. A2
11,850	0.370%—12/25/2036[1]	9,869
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.340%—10/25/2034[1]	1,221
	Indymac ARM Trust
	Series 2001-H2 Cl. A2
11	1.820%—01/25/2032[2]	10
	Indymac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,940	6.500%—07/25/2037	2,329
	Indymac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
2,822	2.432%—01/25/2036[2]	2,226
	Series 2007-AR13 Cl.4A1
23,048	2.500%—07/25/2037[2]	13,949

		16,175

	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2010-C2 Cl. A3
$4,100	4.070%—11/15/2043[3]	$4,333
	Series 2006-LDP9 Cl. A3
5,300	5.336%—05/15/2047	5,886
	Series 2007-LDPX Cl. A3
15,100	5.420%—01/15/2049	16,838
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[2]	1,813

		28,870

	JP Morgan Mortgage Trust
	Series 2006-A6 CL. 1A4L
7,943	2.936%—10/25/2036[2]	6,297
	Series 2006-S1 Cl. 3A1
2,514	5.500%—04/25/2036	2,490

		8,787

	JP Morgan Re-REMIC[4]
	Series 2009-7 Cl. 11A1
198	2.860%—09/27/2036[2,3]	200
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
1,634	0.400%—02/25/2036[1]	1,479
	Series 2005-3 Cl. 4A
330	0.440%—11/25/2035[1]	305

		1,784

	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 A3
2,600	5.172%—12/12/2049[2]	2,852
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[2]	1,997

		4,849

	Morgan Stanley Capital I
	Series 2006-HQ8 Cl. A4
1,200	5.416%—03/12/2044[2]	1,292
	Series 2007-IQ15 Cl. A4
2,575	5.893%—06/11/2049[2]	2,915

		4,207

	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
2,100	5.799%—08/12/2045[2,3]	2,359
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
9,892	2.700%—10/25/2035[2]	9,809
	Residential Accredit Loans Trust
	Series 2007-QS4 Cl. 3A9	3,673
4,728	0.000%—03/25/2037*
	Series 2006-QA7 Cl. 2A1
8,206	0.375%—08/25/2036[1]	5,830

		9,503

	Residential Funding Mortgage Securities I
	Series 2006-SA1 Cl. 2A1
596	0.000%—02/25/2036*	494
	Series 2007-SA1 Cl. 2A2
659	0.000%—02/25/2037*	535

		1,029

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal Amount (000s)			Value (000s)
		Starm Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	$2,099	0.000%—01/25/2037*	$1,926
		Structured Adjustable Rate Mortgage Loan Trust Series 2001-21A Cl. 3A1
	2,141	2.554%—04/25/2035[2]	2,084
		Structured Asset Mortgage Investments Inc. Series 2005-AR5 Cl. A2
	1,727	0.442%—07/19/2035[1]	1,603
		Structured Asset Securities Corp. Series 2001-21A Cl. 1A1
	26	2.351%—01/25/2032[1]	23
		Series 2002-1A Cl. 4A
	21	2.584%—02/25/2032[2]	21

			44

		Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Cl. A4FL
	2,600	0.367%—06/15/2049[1,3]	2,451
		Series 2006-C23 Cl. A5
	11,800	5.416%—01/15/2045[2]	12,950
		Series 2007-C31 Cl.A4
	6,395	5.509%—04/15/2047	7,095
		Series 2007-C33 Cl. A4
	5,930	5.924%—02/15/2051[2]	6,654

			29,150

		Washington Mutual Mortgage Pass Through Certificates
		Series 2006-AR11 Cl.3A1A	3,028
	4,494	0.000%—09/25/2046*
		Series 2005-AR6 Cl. 2A1A
	1,092	0.420%—04/25/2045[1]	993
		Series 2005-AR13 Cl. A1A1
	525	0.480%—10/25/2045[1]	475
		Series 2005-AR7 Cl. A2
	2,846	2.425%—08/25/2035[2]	2,855

			7,351

		Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR2 Cl. A1
	2,400	2.640%—03/25/2036[2]	2,383
		Series 2006-AR2 Cl. IIA5
	11,309	2.640%—03/25/2036[2]	10,741

			13,124

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $335,799)		362,916

CORPORATE BONDS & NOTES—12.2%
		AK Transneft OJSC Via TransCapitalInvest Ltd.
	1,900	8.700%—08/07/2018[3]	2,316
		Ally Financial Inc.
	4,600	3.475%—02/11/2014[1]	4,657
	1,000	3.672%—06/20/2014[1]	1,017
	1,000	4.500%—02/11/2014	1,014
	200	4.625%—06/26/2015	207
	19,600	5.500%—02/15/2017	20,805
	200	6.750%—12/01/2014	213
	6,500	7.500%—09/15/2020	7,572
	8,500	8.300%—02/12/2015	9,191

			44,676

		American Express Bank FSB
	$8,800	6.000%—09/13/2017	$10,167
		American Express Centurion Bank MTN[5]
	9,500	6.000%—09/13/2017	10,935
		American International Group Inc.
	5,600	5.050%—10/01/2015	6,074
	2,900	6.250%—03/15/2087	2,987
	€3,600	6.797%—11/15/2017	5,727
	8,300	8.000%—05/22/2068[2]	12,796
	$1,200	8.250%—08/15/2018	1,505

			29,089

		American International Group Inc. MTN[5]
CAD$	2,000	4.900%—06/02/2014	1,998
	$300	5.450%—05/18/2017	334
	1,300	5.850%—01/16/2018	1,483
	£500	6.765%—11/15/2017	897

			4,712

		Australia & New Zealand Banking Group Ltd. MTN[5]
	$14,900	2.125%—01/10/2014[3]	15,007
		Banco Santander Brasil SA
	12,800	4.250%—01/14/2016[3]	13,152
		Banco Santander Brasil SA MTN[5]
	1,300	4.500%—04/06/2015[3]	1,339
		Banco Santander Chile
	5,300	1.866%—01/19/2016[1,3]	5,115
		Bank of America Corp.
	33,200	6.500%—08/01/2016	37,647
		Bank of China Hong Kong Ltd.
	2,200	5.550%—02/11/2020[3]	2,349
		Bank of India/London MTN[5]
	2,100	4.750%—09/30/2015	2,185
		Bank of Montreal
	4,700	2.850%—06/09/2015[3]	4,894
		Bank of Nova Scotia
	500	1.950%—01/30/2017[3]	512
		Banque PSA Finance SA
	10,700	2.174%—04/04/2014[1,3]	10,609
		Barclays Bank plc
	1,000	5.200%—07/10/2014	1,041
	200	7.625%—11/21/2022	199
	£3,600	14.000%—06/15/2019[2,6]	7,352

			8,592

		BBVA Bancomer SA
	$2,800	4.500%—03/10/2016[3]	2,947
	5,700	6.500%—03/10/2021[3]	6,028

			8,975

		BBVA US Senior SAU
	34,200	2.399%—05/16/2014[1]	34,385
		Bear Stearns Companies LLC
	4,800	6.400%—10/02/2017	5,562
		BM & FBovespa SA
	2,000	5.500%—07/16/2020[3]	2,080
		BPCE SA
	2,100	2.375%—10/04/2013[3]	2,107
		Braskem Finance Ltd.
	2,400	5.750%—04/15/2021[3]	2,331
		Cameron International Corp.
	7,100	1.205%—06/02/2014[1]	7,135

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)
	CIT Group Inc.
$1,900	5.250%—04/01/2014[3]	$1,943
	Citigroup Inc.
8,400	1.718%—01/13/2014[1]	8,441
6,000	2.275%—08/13/2013[1]	6,003

		14,444

	Citigroup Inc. MTN[5]
€2,000	0.870%—05/31/2017[2]	2,548
$19,600	5.500%—10/15/2014	20,629

		23,177

	Corp Nacional del Cobre de Chile
3,200	7.500%—01/15/2019[3]	3,890
	Credit Suisse
4,300	2.200%—01/14/2014	4,334
	CSN Islands XI Corp.
2,500	6.875%—09/21/2019	2,444
8,200	6.875%—09/21/2019[3]	8,015

		10,459

	CSN Resources SA
2,900	6.500%—07/21/2020[3]	2,731
	CVS Pass-Through Trust
697	6.943%—01/10/2030	814
	Daimler Finance North America LLC
5,100	1.472%—09/13/2013[1,3]	5,105
	Dexia Credit Local SA
21,800	0.744%—04/29/2014[1,3]	21,760
	Electricite de France NT
5,100	5.500%—01/26/2014[3]	5,215
	ENN Energy Holdings Ltd.
1,200	6.000%—05/13/2021[3]	1,283
	Export-Import Bank of Korea
2,100	4.000%—01/29/2021	2,138
12,300	4.125%—09/09/2015	13,012
3,700	5.125%—06/29/2020	4,032

		19,182

	Fifth Third Bancorp
10,000	8.250%—03/01/2038	13,139
	Ford Motor Credit Co. LLC
1,200	2.750%—05/15/2015	1,222
9,000	7.000%—04/15/2015	9,804
2,200	8.000%—12/15/2016	2,586
900	12.000%—05/15/2015	1,066

		14,678

	Gazprom OAO Via Gaz Capital SA
1,400	8.125%—07/31/2014	1,486
	Gazprom Via White Nights Finance BV MTN[5]
1,700	10.500%—03/08/2014-03/25/2014	1,795
	Gerdau Holdings Inc.
3,000	7.000%—01/20/2020	3,186
10,700	7.000%—01/20/2020[3]	11,362

		14,548

	Gerdau Trade Inc.
2,100	5.750%—01/30/2021[3]	2,062
	Glen Meadows Pass Through Trust
5,700	6.505%—02/12/2067[2,3]	5,444
	Goldman Sachs Group Inc.
8,400	1.265%—02/07/2014[1]	8,427
	GTL Trade Finance Inc.
$1,500	7.250%—10/20/2017	$1,671
2,000	7.250%—10/20/2017[3]	2,227

		3,898

	HSBC Bank plc
4,600	2.000%—01/19/2014[3]	4,635
	ICICI Bank Ltd.
13,500	5.500%—03/25/2015	14,115
	International Lease Finance Corp.
1,700	5.750%—05/15/2016	1,800
9,000	6.500%—09/01/2014[3]	9,461
4,600	6.750%—09/01/2016[3]	5,083

		16,344

	Intesa Sanpaolo SpA
10,400	2.674%—02/24/2014[1,3]	10,434
	JP Morgan Chase & Co.
5,900	3.150%—07/05/2016	6,192
	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	8,016
	LBG Capital No. 1 plc
€10,900	7.625%—10/14/2020	14,936
£2,700	7.869%—08/25/2020	4,331

		19,267

	LBG Capital No. 1 plc MTN[5]
$800	8.500%—12/17/2021[2,3,6]	816
	Merrill Lynch & Co. Inc.
12,700	0.816%—05/02/2017[1]	12,163
	Merrill Lynch & Co. Inc. MTN[5]
€8,400	0.499%—05/30/2014[1]	11,167
$5,100	6.400%—08/28/2017	5,833
17,400	6.875%—04/25/2018	20,443

		37,443

	Morgan Stanley
5,000	0.748%—10/15/2015[1]	4,947
4,500	5.375%—10/15/2015	4,857

		9,804

	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[7]	7,492
	National Australia Bank Ltd.
33,100	0.989%—04/11/2014[1,3]	33,265
	National Bank of Canada
1,300	2.200%—10/19/2016[3]	1,343
	Nationwide Building Society MTN[5]
9,500	6.250%—02/25/2020[3]	10,666
	Noble Group Ltd.
600	4.875%—08/05/2015[3]	629
2,400	6.750%—01/29/2020[3]	2,484

		3,113

	Nordea Bank AB
2,100	2.125%—01/14/2014[3]	2,116
	Novatek Finance Ltd.
2,000	5.326%—02/03/2016[3]	2,105
	Odebrecht Drilling Norbe VIII/IX Ltd.
4,625	6.350%—06/30/2021	4,703
5,920	6.350%—06/30/2021[3]	6,016

		10,719

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)			Value (000s)
		Petrobras International Finance Co.
	$9,700	5.375%—01/27/2021	$9,652
		Pricoa Global Funding I
	5,200	0.476%—09/27/2013[1,3]	5,202
		Principal Life Income Funding Trusts MTN[5]
	6,400	5.550%—04/27/2015	6,930
		Qtel International Finance Ltd.
	400	3.375%—10/14/2016[3]	417
		Ras Laffan Liquefied Natural Gas Co. Ltd. III
	2,600	5.500%—09/30/2014	2,711
	700	5.838%—09/30/2027[3]	742

			3,453

		Rohm and Haas Co.
	2,500	6.000%—09/15/2017	2,877
		Santander Issuances SA Unipersonal
	£17,050	7.300%—07/27/2019[2]	26,778
		SLM Corp. MTN[5]
	$10,900	0.566%—01/27/2014[1]	10,819
		Southern Gas Networks plc MTN[5]
	£9,800	0.800%—10/21/2015[1]	14,188	[x]
		Springleaf Finance Corp. MTN[5]
	$1,600	5.400%—12/01/2015	1,624
		SSIF Nevada LP
	62,500	0.968%—04/14/2014[1,3]	62,767
		State Bank of India
	8,100	4.500%—07/27/2015[3]	8,444
		Stone Street Trust
	16,400	5.902%—12/15/2015[3]	17,797
		Sumitomo Mitsui Banking Corp.
	8,000	1.950%—01/14/2014[3]	8,048
		TNK-BP Finance SA MTN[5]
	3,100	7.500%—07/18/2016	3,470
		UAL 2009-1 Pass Through Trust
	1,260	10.400%—05/01/2018	1,433
		UBS AG
	640	1.264%—01/28/2014[1]	643
		Vnesheconombank Via VEB Finance plc
	2,400	5.450%—11/22/2017[3]	2,553
		Wells Fargo & Co.
	22,800	7.980%—03/15/2018[6]	25,707

	TOTAL CORPORATE BONDS & NOTES (Cost $822,091)		868,535

FOREIGN GOVERNMENT OBLIGATIONS—3.8%
		Autonomous Community of Valencia Spain MTN[5]
	€300	4.375%—07/16/2015	401
		Banco Nacional de Desenvolvimento Economico e Social
	2,300	4.125%—09/15/2017[3]	3,126
		Brazil Letras Do Tesouro Nacional
R$	23,000	0.000%—01/01/2017[8]	7,086
		Brazil Notas Do Tesouro Nacional Série F
	3,101	10.000%—01/01/2017	1,346
		Indian Oil Corp. Ltd.
	$7,400	4.750%—01/22/2015	7,674
		Korea Development Bank
	18,600	4.375%—08/10/2015	19,728
		Korea Housing Finance Corp.
	$2,200	4.125%—12/15/2015[3]	$2,331
		Mexican Bonos
MEX$	85,700	6.250%—06/16/2016	7,056
	175,000	10.000%—12/05/2024	18,267

			25,323

		Mexico Cetes
	168,000	0.000%—08/08/2013-09/05/2013[8]	13,112
		Province of British Columbia Canada
CAD$	1,400	4.300%—06/18/2042	1,443
		Province of Ontario Canada
	$2,400	1.000%—07/22/2016	2,405
	7,600	1.650%—09/27/2019	7,287
CAD$	3,900	2.850%—06/02/2023	3,624
	$6,400	3.000%—07/16/2018	6,735
CAD$	30,000	3.150%—06/02/2022	28,970
	$40,800	4.000%—10/07/2019-06/02/2021	42,580
CAD$	15,100	4.200%—03/08/2018-06/02/2020	15,918
	4,100	4.300%—03/08/2017	4,318
	10,600	4.400%—06/02/2019-04/14/2020	11,411
	4,000	4.600%—06/02/2039	4,244
	6,100	4.700%—06/02/2037	6,545

			134,037

		Province of Ontario Canada MTN[5]
	2,400	5.500%—06/02/2018	2,669
		Province of Quebec Canada
	900	3.000%—09/01/2023	841
	$15,900	3.500%—07/29/2020-12/01/2022	15,711
CAD$	26,300	4.250%—12/01/2021	27,602
	5,400	4.500%—12/01/2017-12/01/2020	5,777

			49,931

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $270,611)		268,207

MORTGAGE PASS-THROUGH—50.5%
		Federal Home Loan Mortgage Corp.
	$29	2.339%—06/01/2024[1]	31
	32,056	4.500%—02/01/2039-07/01/2041	33,877
	236	5.084%—08/01/2035[1]	250
	5,073	5.500%—02/01/2038-07/01/2038	5,529
	19,526	6.000%—07/01/2016-05/01/2040	21,328

			61,015

		Federal Home Loan Mortgage Corp. REMIC[4]
	3,720	0.341%—07/15/2019-08/15/2019[1]	3,722
	1,615	0.491%—05/15/2036[1]	1,619
	108	0.641%—11/15/2030[1]	108
	148	8.000%—08/15/2022	170
	30	9.000%—12/15/2020	33

			5,652

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series T-63 Cl. 1A1
	238	1.369%—02/25/2045[1]	239
		Series E3 Cl. A
	581	3.091%—08/15/2032[2]	609

			848

		Federal Home Loan Mortgage Corp. TBA[9]
	22,000	4.500%—08/12/1943	23,200

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued

Principal Amount (000s)		Value (000s)
	Federal Housing Authority Project
$34	7.400%—02/01/2021	$33	[x]
1,942	7.450%—05/01/2021	1,900	[x]

		1,933

	Federal National Mortgage Association
687	1.569%—10/01/2040[1]	708
5,300	2.310%—08/01/2022	5,016
3,432	2.470%—06/01/2035[1]	3,652
11,700	2.475%—04/01/2019	11,941
33,657	2.500%—04/01/2022-08/01/2028	33,807
2,608	2.512%—08/01/2035[1]	2,759
6,000	2.870%—09/01/2027	5,388
5,131	3.000%—02/01/2021-01/01/2026	5,334
486	3.330%—11/01/2021	519
57,396	3.500%—07/01/2025-07/01/2027	60,313
120,075	4.000%—03/01/2014-11/01/2042	125,187
589,744	4.500%—01/01/2018-07/01/2042	626,408
178,103	5.000%—03/01/2025-04/01/2042	192,361
302	5.057%—05/01/2035[1]	322
197,777	5.500%—02/01/2023-09/01/2041	215,672
294,074	6.000%—07/01/2016-05/01/2041	321,981
	Series 2003-W1 Cl. 1A1
350	6.039%—12/25/2042[2]	390

		1,611,758

	Federal National Mortgage Association REMIC[4]
	Series 2007-30 Cl. AF
3,001	0.500%—04/25/2037[1]	3,016
	Series 2005-75 Cl. FL
6,732	0.640%—09/25/2035[1]	6,796
	Series 2009-106 Cl. FA
7,277	0.940%—01/25/2040[1]	7,395
	Series 2006-5 Cl. 3A2
255	2.563%—05/25/2035[2]	264
	Series 2011-98 ZL
59,507	3.500%—10/25/2041	60,577
	Series 2003-25 Cl. KP
1,563	5.000%—04/25/2033	1,711

		79,759

	Federal National Mortgage Association TBA[9]
4,000	3.000%—08/12/2043	3,878
80,000	3.500%—09/01/2026-08/16/2027	83,746
716,000	4.000%—08/14/2028-12/01/2099	744,390
227,000	4.500%—09/01/2041-08/13/2042	240,407
195,500	5.000%—07/01/2041-08/13/2042	210,600
173,000	5.500%—08/01/2041-09/01/2041	188,363
22,000	6.000%—08/13/2042	24,068

		1,495,452

	Government National Mortgage Association
131,845	3.000%—09/15/2042-07/15/2043	129,398
52,185	3.500%—12/15/2040-07/15/2043	53,249
82,238	5.000%—11/15/2035-08/15/2041	88,965

		271,612

	Government National Mortgage Association II
841	1.625%—03/20/2017-02/20/2032[1]	876
189	1.750%—09/20/2023-07/20/2027[1]	196
262	2.000%—08/20/2022-10/20/2025[1]	272
35	2.500%—12/20/2024[1]	36

		1,380

	Government National Mortgage Association TBA[9]
$31,000	3.000%—08/20/2043	$30,346
21,000	3.500%—08/20/2043	21,380
6,000	4.000%—08/20/2043	6,264

		57,990

TOTAL MORTGAGE PASS-THROUGH (Cost $3,599,681)		3,610,599

MUNICIPAL BONDS—5.2%
	California Health Facilities Financing Authority
11,330	4.500%—11/15/2035	10,441
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,405
	California State
7,800	7.500%—04/01/2034	10,173
5,300	7.550%—04/01/2039	7,109
5,800	7.600%—11/01/2040	7,878
5,000	7.950%—03/01/2036	5,763

		30,923

	California State University
3,900	6.434%—11/01/2030	4,255
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,683
800	6.300%—12/01/2021	886
11,200	6.899%—12/01/2040	12,727

		16,296

	Clark County Nevada
19,000	6.350%—07/01/2029	20,367
	Clark County Nevada Airport System Revenue
4,200	6.820%—07/01/2045	5,353
	Denver Public Schools
39,000	7.017%—12/15/2037	47,518
	Energy Northwest
10,000	2.803%—07/01/2021	9,670
	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	15,790
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,109
	New York City Municipal Water Finance Authority
17,030	5.000%—06/15/2044	17,418
	New York City NY
10,000	5.000%—10/01/2036	10,310
49,100	6.246%—06/01/2035	52,889

		63,199

	North Las Vegas City NV
24,000	6.572%—06/01/2040	22,754
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	49,399
	Public Power Generation Agency
600	7.242%—01/01/2041	659
	San Antonio City TX Water System Revenue
3,400	4.750%—05/15/2037	3,518
	University of California
35,770	4.858%—05/15/2112	30,665
15,700	6.270%—05/15/2031	17,057

		47,722

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—Continued

Principal Amount (000s)		Value (000s)
	Wisconsin State
$2,400	5.050%—05/01/2018	$2,672

TOTAL MUNICIPAL BONDS (Cost $342,996)		372,468

PREFERRED STOCKS—0.1%
(Cost $5,075)
Shares
CONSUMER FINANCE—0.1%
203,000	Ally Financial Inc.	5,306

RIGHTS/WARRANTS—0.0%
(Cost $15)
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow*	—	[y]

U.S. GOVERNMENT AGENCIES—6.9%
Principal Amount (000s)
	Federal Home Loan Mortgage Corp.
$300	0.875%—03/07/2018	292
189,900	1.000%—03/08/2017-09/29/2017	188,809
101,700	1.250%—05/12/2017-10/02/2019	97,677
5,900	1.750%—05/30/2019	5,860
4,700	2.375%—01/13/2022	4,572
22,700	3.750%—03/27/2019	24,967
2,100	5.000%—02/16/2017	2,395
5,000	5.500%—08/23/2017	5,838

		330,410

	Federal National Mortgage Association
26,200	0.875%—08/28/2017-05/21/2018	25,769
41,400	1.125%—04/27/2017	41,522
19,500	1.250%—01/30/2017	19,717
53,000	5.000%—02/13/2017-05/11/2017	60,509
13,000	5.375%—06/12/2017	15,061

		162,578

TOTAL U.S. GOVERNMENT AGENCIES (Cost $498,046)		492,988

U.S. GOVERNMENT OBLIGATIONS—31.8%
	U.S. Treasury Inflation Indexed Bonds[10]
49,200	0.125%—04/15/2017-07/15/2022	49,084
12,609	0.625%—07/15/2021	13,162
61,866	1.125%—01/15/2021	66,823
18,798	1.250%—07/15/2020	20,618
5,924	1.375%—01/15/2020	6,514
102,402	1.750%—01/15/2028	114,974
6,000	1.875%—07/15/2019	6,820
68,420	2.000%—01/15/2026	79,279
9,807	2.125%—01/15/2019-02/15/2040	11,542
93,357	2.375%—01/15/2025-01/15/2027	112,430
31,788	2.500%—01/15/2029[11]	39,190
6,769	3.625%—04/15/2028	9,404
9,493	3.875%—04/15/2029[11]	13,670

		543,510

	U.S. Treasury Notes
50,600	0.250%—04/15/2016[11]	50,246
$135,600	0.625%—04/30/2018[11]	$131,294
75,400	0.750%—02/28/2018	73,707
218,500	0.750%—03/31/2018[11]	213,166
51,300	0.875%—01/31/2018	50,490
156,500	0.875%—07/31/2019[11]	148,938
190,000	1.000%—06/30/2019-11/30/2019	182,013
220,100	1.000%—09/30/2019[11]	210,161
71,600	1.125%—05/31/2019-04/30/2020	68,639
9,600	1.125%—03/31/2020[11]	9,117
43,600	1.250%—10/31/2019-02/29/2020	41,857
282,600	1.375%—06/30/2018-05/31/2020	281,606
94,100	1.500%—08/31/2018[11]	94,490
5,100	1.625%—08/15/2022[11]	4,749
64,700	1.625%—11/15/2022	59,898
4,800	1.750%—05/15/2023	4,452
105,700	2.000%—02/15/2022-02/15/2023	100,799

		1,725,622

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,327,504)		2,269,132

SHORT-TERM INVESTMENTS—4.3%
CERTIFICATES OF DEPOSIT—0.1%
	Itau Unibanco SA
6,500	0.100%—10/31/2013	6,476

REPURCHASE AGREEMENTS—3.5%
27,500	Repurchase Agreement with Bank of America Corp. dated July 29, 2013 due August 08, 2013 at 0.040% collateralized by U.S. Treasury Notes (market value $28,048)	27,500
67,200	Repurchase Agreement with Barclays plc dated July 30, 2013 due August 12, 2013 at 0.030% collateralized by U.S. Treasury Bills (market value $21,337) and at 0.030% and 0.040% collateralized by U.S. Treasury Notes (market value $47,456)	67,200
125,200	Repurchase Agreement with HSBC Bank USA N.A. dated July 31, 2013 due August 01, 2013 at 0.100% collateralized by U.S. Treasury Notes (market value $127,553)	125,200
20,500	Repurchase Agreement with Morgan Stanley dated July 24, 2013 due August 01, 2103 at 0.040% and 0.050% collateralized by U.S. Treasury Notes (market value $20,828)	20,500
9,100	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $9,283)	9,100

		249,500

U.S. GOVERNMENT OBLIGATIONS—0.7%
	U.S. Treasury Bills
1,559	0.016%—08/22/2013[11]	1,559
1,922	0.023%—08/01/2013	1,922
1,428	0.028%—08/15/2013[11]	1,428
45,500	0.030%—08/29/2013	45,499
4,231	0.036%—08/08/2013[11]	4,231

		54,639

TOTAL SHORT-TERM INVESTMENTS (Cost $310,615)		310,615

TOTAL INVESTMENTS—121.9% (Cost $8,649,649)		8,707,475
CASH AND OTHER ASSETS, LESS LIABILITIES—(21.9)%		(1,562,380)

TOTAL NET ASSETS—100.0%		$7,145,095

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2013

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	53	€5,300	08/23/2013	$28
Eurodollar Futures-CME 90 day (Buy)	7,763	$1,940,750	06/15/2015	1,470
Eurodollar Futures-CME 90 day (Buy)	750	187,500	09/14/2015	(412)
Eurodollar Futures-CME 90 day (Buy)	3,178	794,500	12/14/2015	(3,765)
Eurodollar Futures-CME 90 day (Buy)	612	153,000	03/14/2016	(975)
U.S. Treasury Note Futures-10 year (Buy)	3,373	337,300	09/19/2013	(10,973)

				$(14,627)

WRITTEN OPTIONS OPEN AT JULY 31, 2013

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premium Received (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	14,100,000	215 .95	[j]	03/12/2020	$119	$(22)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	33,900,000	216.69		04/07/2020	302	(52)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	15,100,000	217.97		09/29/2020	195	(11)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	5,100,000	215.95		03/10/2020	38	(8)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	15,600,000	218.01		10/13/2020	153	(28)
Credit Default Swap Option 5 year (Call)	Bank of America Corp.	20,100,000	0.65%		09/18/2013	10	(9)
Credit Default Swap Option 5 year (Call)	Citigroup Inc.	30,700,000	0.65		09/18/2013	23	(20)
Interest Rate Swap Option 1 year (Call)	Barclays plc	30,400,000	0.40		03/12/2014	59	(40)
Interest Rate Swap Option 1 year (Put)	Barclays plc	30,400,000	0.40		03/12/2014	67	(58)
Interest Rate Swap Option 1 year (Call)	Goldman Sachs Group Inc.	30,400,000	0.40		03/12/2014	63	(40)
Interest Rate Swap Option 1 year (Put)	Goldman Sachs Group Inc.	30,400,000	0.40		03/12/2014	63	(57)
Interest Rate Swap Option 5 year (Call)	Deutsche Bank AG	47,000,000	0.75		09/03/2013	46	—
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	101,300,000	1.10		09/03/2013	417	(1,743)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Group Inc.	155,600,000	1.50		10/28/2013	428	(2,141)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley & Co. LLC	427,200,000	0.75		09/03/2013	441	(9)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	89,300,000	1.75		11/27/2013	791	(905)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	512,800,000	1.25		09/03/2013	1,581	(4,302)
Interest Rate Swap Option 5 year (Call)	Royal Bank of Scotland plc	36,700,000	0.75		09/03/2013	15	—
Interest Rate Swap Option 5 year (Put)	Royal Bank of Scotland plc	36,700,000	1.10		09/03/2013	141	(927)
Interest Rate Swap Option 10 year (Put)	Deutsche Bank AG	17,000,000	2.90		09/30/2013	279	(203)
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Group Inc.	32,600,000	2.90		09/30/2013	475	(389)
Interest Rate Swap Option 10 year (Put)	Royal Bank of Scotland plc	34,500,000	2.90		09/30/2013	567	(411)
U.S. Treasury Note Option 10 year (Call)	CME Group	616	$133.00		08/23/2013	182	(10)
U.S. Treasury Note Option 10 year (Put)	CME Group	616	129.00		08/23/2013	358	(1,617)

Total Written Options						$6,813	$(13,002)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays plc	$1,091	$1,107	08/02/2013	$(16)
Brazilian Real (Buy)	BNP Paribas S.A.	290	289	08/02/2013	1
Brazilian Real (Buy)	Citigroup Inc.	2,680	2,671	08/02/2013	9
Brazilian Real (Buy)	Credit Suisse Group AG	2,581	2,630	08/02/2013	(49)
Brazilian Real (Buy)	Credit Suisse Group AG	30,342	30,237	08/02/2013	105
Brazilian Real (Buy)	Credit Suisse Group AG	31,716	31,815	11/04/2013	(99)
Brazilian Real (Buy)	Deutsche Bank AG	1,092	1,088	08/02/2013	4
Brazilian Real (Buy)	Goldman Sachs Group Inc.	364	363	08/02/2013	1
Brazilian Real (Buy)	HSBC Bank USA N.A.	5,389	5,370	08/02/2013	19
Brazilian Real (Buy)	JP Morgan Chase & Co.	1,045	1,042	08/02/2013	3
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	1,443	1,483	08/02/2013	(40)
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	1,438	1,433	08/02/2013	5
Brazilian Real (Buy)	UBS AG	45,602	50,291	08/02/2013	(4,689)
Brazilian Real (Sell)	Barclays plc	266	265	08/02/2013	(1)
Brazilian Real (Sell)	Barclays plc	826	838	08/02/2013	12
Brazilian Real (Sell)	Barclays plc	1,326	1,344	09/04/2013	18

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Sell)	BNP Paribas S.A.	$290	$290	08/02/2013	$—
Brazilian Real (Sell)	Citigroup Inc.	2,681	2,683	08/02/2013	2
Brazilian Real (Sell)	Credit Suisse Group AG	32,923	32,980	08/02/2013	57
Brazilian Real (Sell)	Credit Suisse Group AG	2,563	2,613	09/04/2013	50
Brazilian Real (Sell)	Deutsche Bank AG	1,092	1,117	08/02/2013	25
Brazilian Real (Sell)	Deutsche Bank AG	2,318	2,365	09/04/2013	47
Brazilian Real (Sell)	Goldman Sachs Group Inc.	364	370	08/02/2013	6
Brazilian Real (Sell)	Goldman Sachs Group Inc.	1,045	1,050	09/04/2013	5
Brazilian Real (Sell)	HSBC Bank USA N.A.	451	450	08/02/2013	(1)
Brazilian Real (Sell)	HSBC Bank USA N.A.	4,937	5,070	08/02/2013	133
Brazilian Real (Sell)	HSBC Bank USA N.A.	2,116	2,127	10/02/2013	11
Brazilian Real (Sell)	JP Morgan Chase & Co.	1,045	1,049	08/02/2013	4
Brazilian Real (Sell)	JP Morgan Chase & Co.	2,770	2,770	09/04/2013	—
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	2,882	2,931	08/02/2013	49
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	1,433	1,474	09/04/2013	41
Brazilian Real (Sell)	UBS AG	42,344	42,198	08/02/2013	(146)
Brazilian Real (Sell)	UBS AG	3,258	3,296	08/02/2013	38
Brazilian Real (Sell)	UBS AG	9,481	9,564	09/04/2013	83
British Pound Sterling (Buy)	BNP Paribas S.A.	53,750	54,360	08/02/2013	(610)
British Pound Sterling (Sell)	BNP Paribas S.A.	53,737	54,348	09/03/2013	611
British Pound Sterling (Sell)	Goldman Sachs Group Inc.	53,445	54,241	08/02/2013	796
British Pound Sterling (Sell)	Royal Bank of Scotland plc	305	306	08/02/2013	1
Canadian Dollar (Buy)	Credit Suisse Group AG	3,773	3,665	09/23/2013	108
Canadian Dollar (Buy)	Deutsche Bank AG	1,613	1,594	09/23/2013	19
Canadian Dollar (Buy)	HSBC Bank USA N.A.	2,568	2,533	09/23/2013	35
Canadian Dollar (Buy)	Royal Bank of Scotland plc	2,468	2,419	09/23/2013	49
Canadian Dollar (Buy)	UBS AG	24,245	23,710	09/23/2013	535
Canadian Dollar (Sell)	Barclays plc	201,884	203,888	09/23/2013	2,004
Euro Currency (Buy)	Citigroup Inc.	7,183	7,038	08/02/2013	145
Euro Currency (Buy)	Deutsche Bank AG	6,402	6,304	08/02/2013	98
Euro Currency (Buy)	Goldman Sachs Group Inc.	31,765	31,484	08/02/2013	281
Euro Currency (Buy)	HSBC Bank USA N.A.	31,057	30,553	08/02/2013	504
Euro Currency (Buy)	JP Morgan Chase & Co.	26,075	25,597	08/02/2013	478
Euro Currency (Buy)	JP Morgan Chase & Co.	30,905	31,149	09/17/2013	(244)
Euro Currency (Buy)	Morgan Stanley & Co. LLC	2,336	2,255	08/02/2013	81
Euro Currency (Buy)	Royal Bank of Scotland plc	1,480	1,448	08/02/2013	32
Euro Currency (Sell)	BNP Paribas S.A.	7,584	7,195	08/14/2013	(389)
Euro Currency (Sell)	BNP Paribas S.A.	3,995	3,790	04/01/2014	(205)
Euro Currency (Sell)	BNP Paribas S.A.	5,729	5,437	06/02/2014	(292)
Euro Currency (Sell)	BNP Paribas S.A.	3,998	3,795	07/01/2014	(203)
Euro Currency (Sell)	BNP Paribas S.A.	3,066	2,911	08/01/2014	(155)
Euro Currency (Sell)	Citigroup Inc.	3,063	2,915	04/01/2014	(148)
Euro Currency (Sell)	Credit Suisse Group AG	4,663	4,438	06/02/2014	(225)
Euro Currency (Sell)	Goldman Sachs Group Inc.	31,769	31,488	09/03/2013	(281)
Euro Currency (Sell)	Royal Bank of Scotland plc	106,299	104,577	08/02/2013	(1,722)
Euro Currency (Sell)	UBS AG	33,662	31,938	09/04/2013	(1,724)
Indonesian Rupiah (Buy)	Credit Suisse Group AG	289	300	08/12/2013	(11)
Indonesian Rupiah (Buy)	JP Morgan Chase & Co.	1,348	1,400	08/12/2013	(52)
Indonesian Rupiah (Sell)	Deutsche Bank AG	1,638	1,703	08/12/2013	65
Japanese Yen (Sell)	Citigroup Inc.	234	232	10/17/2013	(2)
Japanese Yen (Sell)	Deutsche Bank AG	3,601	3,549	10/17/2013	(52)
Mexican Peso (Buy)	Barclays plc	590	559	09/18/2013	31
Mexican Peso (Buy)	BNP Paribas S.A.	3,755	3,762	09/18/2013	(7)
Mexican Peso (Buy)	BNP Paribas S.A.	1,603	1,582	09/18/2013	21
Mexican Peso (Buy)	Citigroup Inc.	3,824	3,864	09/18/2013	(40)
Mexican Peso (Buy)	Goldman Sachs Group Inc.	4,672	4,651	09/18/2013	21
Mexican Peso (Buy)	HSBC Bank USA N.A.	3,493	3,530	09/18/2013	(37)
Mexican Peso (Buy)	HSBC Bank USA N.A.	22,357	22,222	09/18/2013	135
Mexican Peso (Buy)	JP Morgan Chase & Co.	843	845	09/18/2013	(2)
Mexican Peso (Buy)	JP Morgan Chase & Co.	1,219	1,196	09/18/2013	23
Mexican Peso (Buy)	Morgan Stanley & Co. LLC	2,116	2,128	09/18/2013	(12)
Mexican Peso (Buy)	Morgan Stanley & Co. LLC	810	809	09/18/2013	1
Mexican Peso (Buy)	UBS AG	12,030	12,172	09/18/2013	(142)
Mexican Peso (Buy)	UBS AG	3,249	3,197	09/18/2013	52
Mexican Peso (Sell)	Barclays plc	5,651	5,603	09/18/2013	(48)
Mexican Peso (Sell)	Barclays plc	3,350	3,398	09/18/2013	48

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Mexican Peso (Sell)	BNP Paribas S.A.	$4,872	$4,796	09/18/2013	$(76)
Mexican Peso (Sell)	BNP Paribas S.A.	4,252	4,320	09/18/2013	68
Mexican Peso (Sell)	Deutsche Bank AG	2,166	2,230	08/08/2013	64
Mexican Peso (Sell)	Deutsche Bank AG	8,615	8,871	09/05/2013	256
Mexican Peso (Sell)	Deutsche Bank AG	314	318	09/18/2013	4
Mexican Peso (Sell)	Goldman Sachs Group Inc.	534	546	09/18/2013	12
Mexican Peso (Sell)	HSBC Bank USA N.A.	8,384	8,340	09/18/2013	(44)
Mexican Peso (Sell)	HSBC Bank USA N.A.	4,744	4,795	09/18/2013	51
Mexican Peso (Sell)	JP Morgan Chase & Co.	5,182	5,108	09/18/2013	(74)
Mexican Peso (Sell)	JP Morgan Chase & Co.	7,336	7,550	09/18/2013	214
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	2,160	2,224	08/22/2013	64
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	6,699	6,606	09/18/2013	(93)
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	2,424	2,477	09/18/2013	53
Mexican Peso (Sell)	UBS AG	2,042	2,027	09/18/2013	(15)

					$(4,258)

SWAP AGREEMENTS OPEN AT JULY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000%	09/18/2023	¥10,000,000	$(480)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	03/18/2016	$965,800	(2,059)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.650	07/31/2023	160,800	(1,118)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.250	06/15/2041	312,200	50,451
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	73,100	7,883
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043	62,300	(177)
CME Group	Federal Funds Effective Rate U.S.	Pay	1.000	10/15/2017	277,800	(3,648)

Interest Rate Swaps						$50,852

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	9.130%	01/02/2017	R$	6,000	$(98)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	9.095	01/02/2017		4,600	(62)
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	9.140	01/02/2017		4,000	(64)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.900	01/02/2017		4,300	(67)
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016	MEX$	526,200	332
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.000	09/13/2017		5,900	(4)
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		109,000	51
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.750	06/05/2023		206,400	(449)
Barclays plc	Mexica TIIE-Banxico-Bloomberg	Pay	6.000	06/05/2023		14,800	(32)
BNP Paribas S.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.750	06/05/2023		7,300	(30)
Deutsche Bank AG	Mexica TIIE-Banxico-Bloomberg	Pay	5.750	06/05/2023		14,500	(54)
Goldman Sachs Group Inc.	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		9,100	5
Goldman Sachs Group Inc.	Mexica TIIE-Banxico-Bloomberg	Pay	5.750	06/05/2023		15,300	(45)
HSBC Bank USA N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		521,900	381
HSBC Bank USA N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.000	09/13/2017		17,600	(11)
HSBC Bank USA N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.000	06/11/2018		208,000	(132)
HSBC Bank USA N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.750	06/05/2023		18,400	(69)
JP Morgan Chase & Co.	Mexica TIIE-Banxico-Bloomberg	Pay	6.000	06/05/2023		20,900	5
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		27,000	25
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		44,000	20
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.000	06/11/2018		135,000	(82)
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	6.350	06/02/2021		213,600	(311)
Morgan Stanley & Co. LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/02/2022		103,500	(450)

Interest Rate Swaps							$(1,141)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Barclays plc 1.551% due 10/27/2015	Sell	1.000%	03/20/2014	0.134%	$9	$7	€1,000	$2
BNP Paribas S.A.	United States of America 4.875% due 08/15/2016	Sell	0.250	03/20/2016	0.091	93	(218)	15,500	311
UBS AG	United States of America 4.875% due 08/15/2016	Sell	0.250	09/20/2015	0.074	150	(415)	27,700	565
Barclays plc	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	12/20/2013	0.148	12	15	$2,600	(3)
UBS AG	Berkshire Hathaway Inc. 4.625% due 10/15/2013	Sell	1.000	03/20/2015	0.339	33	(48)	2,700	81
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12	Sell	5.000	12/20/2014	3.457	83	309	3,100	(226)
Barclays plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.246	943	3,072	24,900	(2,129)
Credit Suisse Group AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.246	91	327	2,400	(236)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.246	216	776	5,700	(560)
HSBC Bank USA N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.246	2,844	5,761	75,100	(2,917)
JP Morgan Chase & Co.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.246	87	260	2,300	(173)
Morgan Stanley & Co. LLC	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.246	371	1,163	9,800	(792)
Bank of America Corp.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.238	(3)	(7)	700	4
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.238	(9)	(20)	2,300	11
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.368	(59)	(47)	7,000	(12)
Citigroup Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.238	(4)	(16)	1,000	12
Citigroup Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.416	(275)	(81)	25,800	(194)
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.416	(162)	(44)	15,200	(118)
HSBC Bank USA N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.238	(13)	(25)	3,300	12
JP Morgan Chase & Co.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.238	(13)	(28)	3,300	15
UBS AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.238	(3)	(5)	700	2
Citigroup Inc.	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	3.850	03/20/2014	0.283	247	—	9,000	247
Deutsche Bank AG	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	4.900	12/20/2013	0.283	45	—	1,900	45
Citigroup Inc.	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	06/20/2014	0.305	37	46	5,000	(9)
JP Morgan Chase & Co.	Mexico Government 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.800	2	—	300	2
Barclays plc	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.616	3	(17)	600	20
Credit Suisse Group AG	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.616	35	(175)	6,300	210
Citigroup Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.462	30	45	2,600	(15)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.462	90	141	7,900	(51)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.653	10	9	900	1
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.689	4	2	400	2
Barclays plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	1.360	(68)	(119)	7,500	51
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	1.116	(2)	(29)	1,200	27

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley & Co. LLC	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000%	09/20/2016	1.416%	$(53)	$(68)	$4,600	$15
UBS AG	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.416	(23)	(31)	2,000	8
Deutsche Bank AG	The Export-Import Bank of China 4.875% due 07/21/2015	Sell	1.000	06/20/2017	1.123	(2)	(22)	500	20
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.197	119	138	5,800	(19)
Citigroup Inc.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.697	12	(21)	1,600	33
Citigroup Inc.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.837	348	11	59,600	337
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.799	91	(103)	14,100	194
HSBC Bank USA N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.799	134	(154)	20,800	288
UBS AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.697	5	(7)	600	12

Credit Default Swaps									$(4,927)

Total Swaps									$44,784

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2013 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$138,626	$—	$138,626
Bank Loan Obligations	—	8,083	—	8,083
Collateralized Mortgage Obligations	—	362,916	—	362,916
Corporate Bonds & Notes	—	854,347	14,188	868,535
Foreign Government Obligations	—	268,207	—	268,207
Mortgage Pass-Through	—	3,608,666	1,933	3,610,599
Municipal Bonds	—	372,468	—	372,468
Preferred Stocks	5,306	—	—	5,306
Rights/Warrants	—	—	—	—
U.S. Government Agencies	—	492,988	—	492,988
U.S. Government Obligations	—	2,269,132	—	2,269,132
Short-Term Investments
Certificates of Deposit	—	6,476	—	6,476
Repurchase Agreements	—	249,500	—	249,500
U.S. Government Obligations	—	54,639	—	54,639

Total Investments in Securities	$5,306	$8,686,048	$16,121	$8,707,475

Financial Derivative Instruments-Assets
Forward Currency Contracts	$—	$7,688	$—	$7,688
Futures Contracts	1,470	28	—	1,498
Swap Agreements	—	61,680	—	61,680

Total Financial Derivative Instruments-Assets	$1,470	$69,396	$—	$70,866

Liability Category
Financial Derivative Instruments-Liabilities
Forward Currency Contracts	$—	$(11,946)	$—	$(11,946)
Futures Contracts	(16,125)	—	—	(16,125)
Swap Agreements	—	(16,896)	—	(16,896)
Written Options	(1,627)	(11,375)	—	(13,002)

Total Financial Derivative Instruments-Liabilities	$(17,752)	$(40,217)	$—	$(57,969)

Total Investments	$(10,976)	$8,715,227	$16,121	$8,720,372

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2013.

Valuation Description	Balance Beginning at 11/01/2012 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2013[w] (000s)
Asset-Backed Securities	$1,762	$—	$(1,791)	$—	$(26)	$55	$—	$—	$—
Corporate Bonds & Notes	14,840	—	—	132	—	(784)	—	—	14,188
Mortgage Pass-Through	2,091	—	(144)	(2)	—	(12)	—	—	1,933
Rights/Warrants	—	—	—	—	—	—	—	—	—

	$18,693	$—	$(1,935)	$130	$(26)	$(741)	$—	$—	$16,121

Of the Level 1 investments presented above, Preferred Stocks valued at $16,616 would have been considered as Level 2 investments at October 31, 2012. Transfers from Level 2 to Level 1 are typically the result of exchange traded products where quoted prices from an active market were not available (Level 2), and have become available (Level 1).

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2013 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Corporate Bonds & Notes
Southern Gas Networks plc MTN[5]	$14,188	Benchmark Pricing	Base Price	$95.17

Mortgage Pass-Through
Federal Housing Authority Project 7.400%—02/01/2021	$33	Benchmark Pricing	Base Price	$97.24
Federal Housing Authority Project 7.450%—05/01/2021	1,900	Benchmark Pricing	Base Price	$97.86

	$1,933

Rights/Warrants
General Motors Co. Escrow*	—	Cash Available in Relation to Claims	Estimated Recovery Value	$0.00

	$16,121

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$2,527	$(7,483)
Foreign Exchange Contracts	7,688	(11,946)
Interest Rate Contracts	60,651	(38,540)

Total	$70,866	$(57,969)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2013.

2	Variable rate security. The stated rate represents the rate in effect at July 31, 2013.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2013, these securities were valued at $397,282 or 6% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond. The maturity date represents the next callable date.

7	Step coupon security.

8	Zero coupon bond.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2013. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

10	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

11	At July 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $922,239 or 13% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2013
Corporate Bonds & Notes	$(1,384)
Mortgage Pass-Through	(53)
Rights/Warrants	(15)

$(1,452)

x	Valued by subadvisor in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

y	Fair valued in accordance with Harbor Funds Valuation Procedures using last traded price, which is a Level 3 input.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of –8.2%)

ASSET-BACKED SECURITIES—1.6%
Principal Amount (000s)		Value (000s)
	American Money Management Corp.
	Series 2005-5A Cl. A1A
$22	0.507%—08/08/2017[1,2]	$22
	Ares CLO Funds[3]
	Series 2006-6RA Cl. A1B
251	0.502%—03/12/2018[1,2]	249
	Harvest CLO SA3
	Series IX Cl. A1
€76	0.825%—03/29/2017[1]	101
	Hillmark Funding
	Series 2006-1A Cl. A1
$1,600	0.524%—05/21/2021[1,2]	1,567
	Magi Funding plc
	Series I-A Cl. A
€207	0.578%—04/11/2021[1,2]	270
	Park Place Securities Inc.
	Series 2004-WWF1 Cl. M2
$263	1.210%—12/25/2034[1]	262
	People’s Choice Home Loan Securities Trust
	Series 2005-1 Cl. M4
900	1.540%—01/25/2035[1]	562
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
133	4.034%—06/25/2033[4]	135
	SLM Student Loan Trust
€2,109	Series 2003-2 Cl. A5 0.469%—12/15/2023[1]	2,750
667	Series 2002-7X Cl. A5 0.479%—09/15/2021[1]	885

		3,635

	Wood Street CLO BV3
	Series II-A Cl. A1
157	0.587%—03/29/2021[1,2]	204

TOTAL ASSET-BACKED SECURITIES (Cost $7,027)		7,007

BANK LOAN OBLIGATIONS—0.2%
(Cost $861)
	Springleaf Financial Funding Co. Term Loan B
$864	5.500%—05/10/2017[5]	866

COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
Principal Amount (000s)		Value (000s)
	Arran Residential Mortgages Funding plc
	Series 2011-1A Cl. A1B
€69	1.402%—11/19/2047[1,2]	$92
	Banc of America Large Loan Inc.
	Series 2010-HLTN Cl. HLTN
$1,335	2.491%—11/15/2015[1,2]	1,345
	Bear Stearns Adjustable Rate Mortgage Trust
6	Series 2005-5 Cl. A1 2.210%—08/25/2035[1]	6
12	Series 2005-5 Cl. A2 2.320%—08/25/2035[1]	12
11	Series 2005-2 Cl. A1 2.600%—03/25/2035[1]	12
3	Series 2005-2 Cl. A2 2.793%—03/25/2035[1]	3

		33

	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
604	0.990%—08/25/2035[1,2]	434
	Countrywide Alternative Loan Trust
	Series 2007-5CB Cl. 1A4
808	0.000%—04/25/2037*	617
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
86	2.852%—04/20/2035[5]	87
	DBUBS Mortgage Trust
	Series 2011-LC2A Cl. A2
2,800	3.386%—07/10/2044[2]	2,943
	Holmes Master Issuer plc
	Series 2011-1A Cl. A3
€1,198	1.568%—10/15/2054[1,2]	1,605
	JP Morgan Mortgage Trust
	Series 2005-A3 Cl. 2A1
$268	5.116%—06/25/2035[5]	270
	Permanent Master Issuer plc
	Series 2011-1A Cl. 1A3
€200	1.518%—07/15/2042[1,2]	267
	RBSSP Resecuritization Trust
	Series 2010-1 Cl. 2A1
$1,104	2.370%—07/26/2045[2,5]	1,085
	Residential Accredit Loans Inc.
	Series 2006-QO6 Cl. A1
136	0.370%—06/25/2046[1]	56
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
84	0.000%—01/25/2046*	39
	Structured Asset Mortgage Investments Inc.
	Series 2006-AR5 Cl. 1A1
82	0.400%—05/25/2046[1]	49
	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-AR9 Cl. 2A
53	2.455%—09/25/2033[5]	53

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,107)		8,975

CORPORATE BONDS & NOTES—3.8%
	Ally Financial Inc.
600	3.475%—02/11/2014[1]	607

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
		Banco Santander Brasil SA
	$500	4.250%—01/14/2016[2]	$514
		Banco Santander Brasil SA MTN[6]
	2,400	2.373%—03/18/2014[1,2]	2,401
		Credit Agricole Home Loan SFH
	800	1.016%—07/21/2014[1,2]	803
		Danske Bank AS
	1,700	1.318%—04/14/2014[1,2]	1,708
		GATX Financial Corp.
	1,000	5.800%—03/01/2016	1,093
		ICICI Bank Ltd. MTN[6]
	500	2.023%—02/24/2014[1,2]	501
		Intesa Sanpaolo SpA
	400	3.125%—01/15/2016	397
		Nordea Eiendomskreditt AS
	3,100	0.691%—04/07/2015[1,2]	3,108
		Petrobras International Finance Co.
	400	3.875%—01/27/2016	412
		SLM Corp. MTN[6]
	740	3.612%—05/03/2019[5,7]	717
		Societe Generale MTN[6]
	1,700	1.319%—04/11/2014[1,2]	1,708
		Stone Street Trust
	2,400	5.902%—12/15/2015[2]	2,604
		Turkiye Garanti Bankasi AS
	200	2.766%—04/20/2016[1,2]	197

	TOTAL CORPORATE BONDS & NOTES (Cost $16,168)		16,770

FOREIGN GOVERNMENT OBLIGATIONS—2.9%
		Australia Government Bond
AUD$	1,700	4.000%—08/20/2020[7]	2,817
		Instituto de Credito Oficial MTN[6]
	€2,300	1.966%—03/25/2014[1]	3,064
		New South Wales Treasury Corp.
AUD$	200	2.500%—11/20/2035[7]	206
	3,100	2.750%—11/20/2025[7]	3,445

			3,651

		U.K. Gilt Inflation Linked[7]
	£400	2.500%—07/26/2016	2,088
		Xunta de Galicia
	€600	5.763%—04/03/2017	847
	300	6.131%—04/03/2018	437

			1,284

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,738)		12,904

MORTGAGE PASS-THROUGH—1.6%
		Federal Home Loan Mortgage Corp. REMIC[8]
	$1,521	0.791%—12/15/2037[1]	1,531
		Federal National Mortgage Association REMIC[8]
	402	0.540%—07/25/2037[1]	405
	392	0.570%—07/25/2037[1]	395
	349	0.630%—05/25/2036[1]	352
	617	0.870%—02/25/2041[1]	624

			1,776

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)			Value (000s)
		Federal National Mortgage Association TBA[9]
	$4,000	3.000%—09/13/2042	$3,870

	TOTAL MORTGAGE PASS-THROUGH (Cost $7,109)		7,177

PURCHASED OPTIONS—0.0%
	(Cost $132)
No. of Contracts
		Interest Rate Swap Option 30 year
	2,600,000	3.875%—04/14/2014	117

U.S. GOVERNMENT OBLIGATIONS—96.1%
Principal Amount (000s)
		U.S. Treasury Inflation Indexed Bonds[7]
	$85,621	0.125%—04/15/2016-01/15/2023	85,045
	38,593	0.125%—01/15/2022[10]	38,224
	6,006	0.375%—07/15/2023	5,992
	16,445	0.500%—04/15/2015	16,910
	37,175	0.625%—07/15/2021-02/15/2043	37,391
	1,237	0.750%—02/15/2042	1,077
	7,880	1.125%—01/15/2021	8,511
	31,640	1.250%—04/15/2014-07/15/2020	33,744
	6,248	1.375%—01/15/2020	6,869
	18,542	1.625%—01/15/2015[10]	19,317
	9,818	1.750%—01/15/2028	11,023
	17,514	1.875%—07/15/2015-07/15/2019	19,686
	25,523	2.000%—07/15/2014-01/15/2026	28,867
	8,878	2.125%—01/15/2019-02/15/2040	10,285
	47,393	2.375%—01/15/2025-01/15/2027[10]	56,982
	14,310	2.500%—01/15/2029[10]	17,642
	10,345	2.625%—07/15/2017	11,810
	648	3.625%—04/15/2028	900
	11,265	3.875%—04/15/2029	16,220

			426,495

		U.S. Treasury Notes
	190	0.125%—07/31/2014[10]	190
	200	0.250%—04/30/2014[10]	200
	3,400	2.000%—02/15/2023	3,242

			3,632

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $437,673)		430,127

SHORT-TERM INVESTMENTS—0.1%
	REPURCHASE AGREEMENTS—0.1%
	471	Repurchase Agreement with State Street Corp. dated July 31, 2013 due August 01, 2013 at 0.010% collateralized by U.S. Treasury Notes (market value $484)	471

	U.S. GOVERNMENT OBLIGATIONS—0.0%
		U.S. Treasury Bills
	41	0.130%—05/29/2014	41

	TOTAL SHORT-TERM INVESTMENTS (Cost $512)		512

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Value (000s)
TOTAL INVESTMENTS—108.3% (Cost $492,327)	$484,455

CASH AND OTHER ASSETS, LESS LIABILITIES—(8.3)%	(36,994)

TOTAL NET ASSETS—100.0%	$447,461

FUTURES CONTRACTS OPEN AT JULY 31, 2013

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	62	$15,500	09/14/2015	$(36)
Eurodollar Futures-CME 90 day (Buy)	154	38,500	03/14/2016	(200)
Eurodollar Futures-CME 90 day (Buy)	189	47,250	03/13/2017	(174)
Interest Rate Swap Futures-CBOT 30 year (Sell)	3	300	09/16/2013	23

				$(387)

WRITTEN OPTIONS OPEN AT JULY 31, 2013

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premium Received (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	3,600,000	216 .69	[j]	04/07/2020	$32	$(6)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	500,000	217.97		09/29/2020	6	—
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	600,000	—		01/22/2018	6	(1)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	400,000	218.01		10/13/2020	4	(1)
Interest Rate Swap Option 2 year (Call)	Barclays plc	5,100,000	0.50%		10/24/2013	5	(5)
Interest Rate Swap Option 2 year (Put)	Barclays plc	5,100,000	0.75		10/24/2013	10	(8)
Interest Rate Swap Option 5 year (Call)	Deutsche Bank AG	800,000	0.75		09/03/2013	1	—
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	2,900,000	1.25		09/03/2013	9	(39)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	11,000,000	2.85		04/14/2014	132	(55)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Group Inc.	8,200,000	1.50		10/28/2013	23	(113)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley & Co. LLC	6,300,000	0.75		09/03/2013	4	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	14,800,000	1.25		09/03/2013	59	(197)
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Group Inc.	500,000	2.90		09/30/2013	7	(6)
Interest Rate Swap Option 10 year (Put)	JP Morgan Chase & Co.	3,400,000	2.90		09/30/2013	59	(41)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley & Co. LLC	9,500,000	2.90		09/30/2013	164	(113)
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	1,000,000	1.90		09/03/2013	3	—
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	15,300,000	2.50		01/27/2014	105	(103)
Interest Rate Swap Option 10 year (Put)	Royal Bank of Scotland plc	1,000,000	2.40		09/03/2013	7	(38)
Interest Rate Swap Option 10 year (Put)	Royal Bank of Scotland plc	15,300,000	3.50		01/27/2014	161	(150)
U.S. Treasury Note Option 10 year (Call)	CME Group	25	$133.00		08/23/2013	8	—
U.S. Treasury Note Option 10 year (Put)	CME Group	25	129.00		08/23/2013	14	(66)

Total Written Options						$819	$(942)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2013

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Citigroup Inc.	$665	$664	08/23/2013	$1
Australian Dollar (Buy)	HSBC Bank USA N.A.	944	970	08/23/2013	(26)
Australian Dollar (Buy)	Morgan Stanley & Co. LLC	662	675	08/23/2013	(13)
Australian Dollar (Sell)	Citigroup Inc.	9,401	9,487	08/23/2013	86
Brazilian Real (Buy)	Barclays plc	94	95	08/02/2013	(1)
Brazilian Real (Buy)	BNP Paribas S.A.	132	131	08/02/2013	1
Brazilian Real (Buy)	Citigroup Inc.	212	211	08/02/2013	1
Brazilian Real (Buy)	Credit Suisse Group AG	46	47	08/02/2013	(1)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Credit Suisse Group AG	$2,458	$2,449	08/02/2013	$9
Brazilian Real (Buy)	Credit Suisse Group AG	2,438	2,446	11/04/2013	(8)
Brazilian Real (Buy)	Deutsche Bank AG	151	150	08/02/2013	1
Brazilian Real (Buy)	Goldman Sachs Group Inc.	2	2	08/02/2013	—
Brazilian Real (Buy)	HSBC Bank USA N.A.	11	11	08/02/2013	—
Brazilian Real (Buy)	JP Morgan Chase & Co.	38	38	08/02/2013	—
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	163	165	08/02/2013	(2)
Brazilian Real (Buy)	UBS AG	3,361	3,705	08/02/2013	(344)
Brazilian Real (Sell)	Barclays plc	95	96	08/02/2013	1
Brazilian Real (Sell)	Barclays plc	206	208	09/04/2013	2
Brazilian Real (Sell)	BNP Paribas S.A.	132	133	08/02/2013	1
Brazilian Real (Sell)	Citigroup Inc.	212	212	08/02/2013	—
Brazilian Real (Sell)	Credit Suisse Group AG	2,504	2,508	08/02/2013	4
Brazilian Real (Sell)	Credit Suisse Group AG	46	47	09/04/2013	1
Brazilian Real (Sell)	Deutsche Bank AG	151	152	08/02/2013	1
Brazilian Real (Sell)	Deutsche Bank AG	10	10	09/04/2013	—
Brazilian Real (Sell)	Goldman Sachs Group Inc.	2	2	08/02/2013	—
Brazilian Real (Sell)	Goldman Sachs Group Inc.	65	65	09/04/2013	—
Brazilian Real (Sell)	HSBC Bank USA N.A.	11	11	08/02/2013	—
Brazilian Real (Sell)	HSBC Bank USA N.A.	52	53	09/04/2013	1
Brazilian Real (Sell)	JP Morgan Chase & Co.	38	39	08/02/2013	1
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	163	166	08/02/2013	3
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	170	174	09/04/2013	4
Brazilian Real (Sell)	UBS AG	3,104	3,093	08/02/2013	(11)
Brazilian Real (Sell)	UBS AG	257	260	08/02/2013	3
Brazilian Real (Sell)	UBS AG	615	620	09/04/2013	5
British Pound Sterling (Buy)	Deutsche Bank AG	1,576	1,618	09/12/2013	(42)
British Pound Sterling (Sell)	BNP Paribas S.A.	3,683	3,763	09/12/2013	80
Canadian Dollar (Buy)	Barclays plc	1,543	1,503	09/23/2013	40
Canadian Dollar (Buy)	Citigroup Inc.	2,886	2,882	09/23/2013	4
Canadian Dollar (Buy)	Credit Suisse Group AG	573	567	09/23/2013	6
Canadian Dollar (Buy)	JP Morgan Chase & Co.	2,085	2,060	09/23/2013	25
Canadian Dollar (Sell)	Deutsche Bank AG	7,408	7,478	09/23/2013	70
Euro Currency (Buy)	Barclays plc	3,945	3,956	09/17/2013	(11)
Euro Currency (Buy)	Barclays plc	3,190	3,186	09/17/2013	4
Euro Currency (Buy)	Citigroup Inc.	656	657	09/17/2013	(1)
Euro Currency (Buy)	Citigroup Inc.	579	576	09/17/2013	3
Euro Currency (Buy)	Deutsche Bank AG	930	937	09/17/2013	(7)
Euro Currency (Buy)	Deutsche Bank AG	486	480	09/17/2013	6
Euro Currency (Sell)	Citigroup Inc.	20,937	20,938	09/17/2013	1
Indian Rupee (Buy)	UBS AG	2,928	3,022	10/17/2013	(94)
Indian Rupee (Sell)	Barclays plc	903	922	10/17/2013	19
Indian Rupee (Sell)	Deutsche Bank AG	1,177	1,205	10/17/2013	28
Indian Rupee (Sell)	JP Morgan Chase & Co.	239	245	10/17/2013	6
Indian Rupee (Sell)	UBS AG	526	538	10/17/2013	12
Japanese Yen (Buy)	Deutsche Bank AG	695	685	10/17/2013	10
Mexican Peso (Buy)	JP Morgan Chase & Co.	3,405	3,539	09/18/2013	(134)
Mexican Peso (Sell)	Barclays plc	162	161	09/18/2013	(1)
Mexican Peso (Sell)	BNP Paribas S.A.	153	154	09/18/2013	1
Mexican Peso (Sell)	Citigroup Inc.	36	36	09/18/2013	—
Mexican Peso (Sell)	Credit Suisse Group AG	18	18	09/18/2013	—
Mexican Peso (Sell)	Goldman Sachs Group Inc.	55	56	09/18/2013	1
Mexican Peso (Sell)	HSBC Bank USA N.A.	104	103	09/18/2013	(1)
Mexican Peso (Sell)	HSBC Bank USA N.A.	187	190	09/18/2013	3
Mexican Peso (Sell)	JP Morgan Chase & Co.	295	291	09/18/2013	(4)
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	289	293	09/18/2013	4
Mexican Peso (Sell)	Royal Bank of Canada	119	119	09/18/2013	—
Mexican Peso (Sell)	UBS AG	218	222	09/18/2013	4
South African Rand (Sell)	HSBC Bank USA N.A.	505	502	10/09/2013	(3)

					$(251)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2013

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.600%	07/05/2018	$13,300	$(221)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/18/2018	5,000	(5)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	3,600	388

Interest Rate Swaps						$162

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	8.485%	01/02/2015	R$	7,100	$(26)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	8.255	01/02/2015		1,400	(6)
HSBC Bank USA N.A.	Brazil Cetip Interbank Deposit	Pay	8.825	01/02/2015		20,900	(80)
JP Morgan Chase & Co.	Brazil Cetip Interbank Deposit	Pay	7.900	01/02/2015		100	—
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	8.270	01/02/2015		6,800	(24)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.560	01/02/2015		14,500	(52)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2017		4,600	(106)
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.900	09/01/2016		€14,200	469
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.950	09/01/2017		4,700	189
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco Index	Pay	1.950	07/25/2021		300	2
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.250	07/15/2017		$19,600	(378)
BNP Paribas S.A.	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		8,000	(226)
Deutsche Bank AG	US CPI Urban Consumers NSA	Receive	2.360	01/28/2017		1,900	(35)
Deutsche Bank AG	US CPI Urban Consumers NSA	Receive	2.500	07/15/2022		1,100	(40)
Goldman Sachs Group Inc.	US CPI Urban Consumers NSA	Receive	2.415	02/12/2017		2,000	(39)
Royal Bank of Scotland plc	US CPI Urban Consumers NSA	Receive	2.250	07/15/2017		7,500	(140)

Interest Rate Swaps							$(492)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Inc.	Gatx Corp. 5.800% due 03/01/2016	Buy	1.070%	03/20/2016	0.421%	$(18)	$—	$1,000	$(18)
Barclays plc	Societe Generale 5.250% due 03/28/2013	Buy	1.000	06/20/2014	0.359	(12)	66	1,700	(78)

Credit Default Swaps									$(96)

Total Swaps									$(426)

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts and certain Written Options valued at $(387) and $(66), respectively, are classified as Level 1. All other holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or July 31, 2013 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	—	(96)
Foreign Exchange Contracts	453	(704)
Interest Rate Contracts	1,188	(2,730)

Total	$1,641	$(3,530)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2013.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2013, these securities were valued at $23,627 or 5% of net assets.

3	CLO after the name of a security stands for Collateralized Loan Obligations.

4	Step coupon security.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2013.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2013. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

10	At July 31, 2013, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $132,555 or 30% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of -3.7%)

TREASURY DEBT—19.8%
Principal Amount (000s)		Value (000s)
	U.S. Treasury Bills
$10,000	0.031%—08/22/2013	$10,000
6,300	0.084%—09/12/2013	6,300
5,000	0.089%—10/03/2013	4,999
5,000	0.090%—09/26/2013	4,999

TOTAL TREASURY DEBT (Cost $26,298)		26,298

GOVERNMENT AGENCY DEBT—83.9%
	Federal Home Loan Bank Discount Notes
8,300	0.020%—08/14/2013-08/21/2013	8,300
5,300	0.048%—10/23/2013	5,299
4,300	0.050%—08/07/2013-10/18/2013	4,299
7,699	0.060%—08/23/2013-08/30/2013	7,699
5,450	0.063%—10/16/2013	5,449
2,700	0.075%—09/11/2013	2,700
2,200	0.080%—08/16/2013	2,200
3,015	0.108%—10/11/2013	3,014
1,850	0.110%—08/09/2013	1,850
396	0.120%—10/04/2013	396
785	0.125%—11/27/2013	785
1,500	0.140%—12/06/2013-12/13/2013	1,499

		43,490

	Federal Home Loan Mortgage Corp. Discount Notes
$1,700	0.030%—09/09/2013	$1,700
7,365	0.035%—08/26/2013	7,365
1,300	0.040%—09/03/2013	1,300
2,600	0.050%—08/06/2013	2,600
2,000	0.070%—12/03/2013	1,999
1,525	0.085%—10/22/2013	1,525
2,078	0.100%—08/30/2013-10/15/2013	2,078
1,100	0.115%—10/28/2013	1,099

		19,666

	Federal National Mortgage Association Discount Notes
5,000	0.050%—08/29/2013	5,000
4,810	0.052%—10/16/2013	4,810
5,000	0.055%—08/19/2013	5,000
4,100	0.060%—09/03/2013-10/09/2013	4,100
5,000	0.065%—08/14/2013	5,000
6,000	0.075%—08/21/2013-10/02/2013	5,999
2,000	0.080%—11/13/2013	2,000
5,752	0.086%—09/16/2013	5,751
8,219	0.090%—08/07/2013-09/18/2013	8,218
2,700	0.100%—11/06/2013	2,699

		48,577

TOTAL GOVERNMENT AGENCY DEBT (Cost $111,733)		111,733

TOTAL INVESTMENTS—103.7% (Cost $138,031)[1]		138,031

CASH AND OTHER ASSETS, LESS LIABILITIES—(3.7)%		(4,953)

TOTAL NET ASSETS—100.0%		$133,078

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition are valued at amortized cost, which approximates fair value. Under this method, investments purchased at a

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

At the end of the period July 31, 2013, Harbor High-Yield Bond Fund had no unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.
Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended July 31, 2013 was $54,820 at a weighted average interest rate of (0.152)% for the Harbor Bond Fund and $51,192 at a weighted average interest rate of 0.217% for the Harbor Real Return Fund.

Short Sales

During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Straddle Options

A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2013 for Harbor Bond Fund and Harbor Real Return Fund is $399,902 and $-, respectively.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2013 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Convertible Securities Fund*	$252,631	$11,992	$(1,008)	$10,984
Harbor Emerging Markets Debt Fund	19,578	73	(1,440)	(1,367)
Harbor High-Yield Bond Fund	2,046,870	76,179	(14,314)	61,865
Harbor Bond Fund	8,649,649	171,579	(113,753)	57,826
Harbor Real Return Fund	492,327	3,962	(11,834)	(7,872)
Harbor Money Market Fund	138,031	—	—	—

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.FI.0713

Quarterly Schedule of Portfolio Holdings

July 31, 2013

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—20.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—10.9%
6,256	Harbor Capital Appreciation Fund	$310
17,664	Harbor Mid Cap Growth Fund	201
10,631	Harbor Small Cap Growth Fund	162
45,222	Harbor Large Cap Value Fund	467
18,316	Harbor Mid Cap Value Fund	305
8,800	Harbor Small Cap Value Fund	239

		1,684

HARBOR INTERNATIONAL EQUITY FUNDS—9.2%
11,582	Harbor International Fund	761
26,685	Harbor International Growth Fund	322
23,210	Harbor Global Value Fund	166
7,682	Harbor Global Growth Fund	166

		1,415

TOTAL HARBOR EQUITY FUNDS (Cost $2,420)		3,099

HARBOR FIXED INCOME FUNDS—74.9%

Shares		Value (000s)

142,053	Harbor High-Yield Bond Fund	$1,568
565,974	Harbor Bond Fund	6,831
304,209	Harbor Real Return Fund	3,149

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,877)		11,548

SHORT-TERM INVESTMENTS—5.0%
(Cost $767)
767,165	Harbor Money Market Fund	767

TOTAL INVESTMENTS—100.0% (Cost $15,064)		15,414

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,414

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—22.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—12.0%
1,499	Harbor Capital Appreciation Fund	$74
4,256	Harbor Mid Cap Growth Fund	49
2,561	Harbor Small Cap Growth Fund	39
10,889	Harbor Large Cap Value Fund	113
4,413	Harbor Mid Cap Value Fund	73
2,123	Harbor Small Cap Value Fund	58

		406

HARBOR INTERNATIONAL EQUITY FUNDS—10.1%
2,793	Harbor International Fund	184
6,431	Harbor International Growth Fund	78
5,601	Harbor Global Value Fund	40
1,845	Harbor Global Growth Fund	40

		342

TOTAL HARBOR EQUITY FUNDS (Cost $635)		748

HARBOR STRATEGIC MARKETS FUNDS—0.4%
(Cost $15)
2,173	Harbor Commodity Real Return Strategy Fund	13

HARBOR FIXED INCOME FUNDS—72.5%

Shares		Value (000s)

31,487	Harbor High-Yield Bond Fund	$348
120,466	Harbor Bond Fund	1,454
62,913	Harbor Real Return Fund	651

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,544)		2,453

SHORT-TERM INVESTMENTS—5.0%
(Cost $168)
168,392	Harbor Money Market Fund	168

TOTAL INVESTMENTS—100.0% (Cost $3,362)		3,382

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$3,382

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—31.2%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—17.0%
7,222	Harbor Capital Appreciation Fund	$357
20,469	Harbor Mid Cap Growth Fund	233
12,285	Harbor Small Cap Growth Fund	187
52,276	Harbor Large Cap Value Fund	540
21,226	Harbor Mid Cap Value Fund	353
10,173	Harbor Small Cap Value Fund	276

		1,946

HARBOR INTERNATIONAL EQUITY FUNDS—14.2%
13,345	Harbor International Fund	876
30,766	Harbor International Growth Fund	371
26,782	Harbor Global Value Fund	192
8,860	Harbor Global Growth Fund	192

		1,631

TOTAL HARBOR EQUITY FUNDS (Cost $2,983)		3,577

HARBOR STRATEGIC MARKETS FUNDS—2.2%
(Cost $288)
40,445	Harbor Commodity Real Return Strategy Fund	248

HARBOR FIXED INCOME FUNDS—62.6%

Shares		Value (000s)

114,869	Harbor High-Yield Bond Fund	$1,268
358,449	Harbor Bond Fund	4,327
152,146	Harbor Real Return Fund	1,575

TOTAL HARBOR FIXED INCOME FUNDS (Cost $7,416)		7,170

SHORT-TERM INVESTMENTS—4.0%
(Cost $456)
455,845	Harbor Money Market Fund	456

TOTAL INVESTMENTS—100.0% (Cost $11,143)		11,451

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$11,451

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—36.4%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—19.8%
20,055	Harbor Capital Appreciation Fund	$993
56,739	Harbor Mid Cap Growth Fund	646
34,087	Harbor Small Cap Growth Fund	518
144,868	Harbor Large Cap Value Fund	1,497
58,714	Harbor Mid Cap Value Fund	976
28,297	Harbor Small Cap Value Fund	768

		5,398

HARBOR INTERNATIONAL EQUITY FUNDS—16.6%
37,027	Harbor International Fund	2,432
85,446	Harbor International Growth Fund	1,030
74,412	Harbor Global Value Fund	532
24,603	Harbor Global Growth Fund	531

		4,525

TOTAL HARBOR EQUITY FUNDS (Cost $7,935)		9,923

HARBOR STRATEGIC MARKETS FUNDS—3.1%
(Cost $1,011)
Shares		Value (000s)

139,484	Harbor Commodity Real Return Strategy Fund	$855

HARBOR FIXED INCOME FUNDS—60.5%
315,630	Harbor High-Yield Bond Fund	3,485
822,269	Harbor Bond Fund	9,925
296,563	Harbor Real Return Fund	3,069

TOTAL HARBOR FIXED INCOME FUNDS (Cost $16,969)		16,479

TOTAL INVESTMENTS—100.0% (Cost $25,915)		27,257

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$27,257

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—42.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—22.9%
7,663	Harbor Capital Appreciation Fund	$379
21,753	Harbor Mid Cap Growth Fund	248
13,088	Harbor Small Cap Growth Fund	199
55,487	Harbor Large Cap Value Fund	573
22,524	Harbor Mid Cap Value Fund	375
10,886	Harbor Small Cap Value Fund	295

		2,069

HARBOR INTERNATIONAL EQUITY FUNDS—19.2%
14,188	Harbor International Fund	932
32,912	Harbor International Growth Fund	397
28,516	Harbor Global Value Fund	204
9,445	Harbor Global Growth Fund	204

		1,737

TOTAL HARBOR EQUITY FUNDS (Cost $3,092)		3,806

HARBOR STRATEGIC MARKETS FUNDS—4.2%
(Cost $436)
Shares		Value (000s)

61,169	Harbor Commodity Real Return Strategy Fund	$375

HARBOR FIXED INCOME FUNDS—53.7%
106,326	Harbor High-Yield Bond Fund	1,174
242,395	Harbor Bond Fund	2,926
72,427	Harbor Real Return Fund	750

TOTAL HARBOR FIXED INCOME FUNDS (Cost $4,978)		4,850

TOTAL INVESTMENTS—100.0% (Cost $8,506)		9,031

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$9,031

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—52.2%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—28.4%
24,978	Harbor Capital Appreciation Fund	$1,236
70,723	Harbor Mid Cap Growth Fund	805
42,480	Harbor Small Cap Growth Fund	646
180,468	Harbor Large Cap Value Fund	1,864
73,438	Harbor Mid Cap Value Fund	1,222
35,265	Harbor Small Cap Value Fund	957

		6,730

HARBOR INTERNATIONAL EQUITY FUNDS—23.8%
46,244	Harbor International Fund	3,037
106,573	Harbor International Growth Fund	1,285
92,715	Harbor Global Value Fund	663
30,701	Harbor Global Growth Fund	662

		5,647

TOTAL HARBOR EQUITY FUNDS (Cost $9,653)		12,377

HARBOR STRATEGIC MARKETS FUNDS—4.9%
(Cost $1,376)
Shares		Value (000s)

189,993	Harbor Commodity Real Return Strategy Fund	$1,165

HARBOR FIXED INCOME FUNDS—42.9%
247,050	Harbor High-Yield Bond Fund	2,728
521,650	Harbor Bond Fund	6,297
109,680	Harbor Real Return Fund	1,135

TOTAL HARBOR FIXED INCOME FUNDS (Cost $10,364)		10,160

TOTAL INVESTMENTS—100.0% (Cost $21,393)		23,702

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$23,702

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—62.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—33.8%
5,194	Harbor Capital Appreciation Fund	$257
14,780	Harbor Mid Cap Growth Fund	168
8,894	Harbor Small Cap Growth Fund	135
37,611	Harbor Large Cap Value Fund	389
15,241	Harbor Mid Cap Value Fund	254
7,401	Harbor Small Cap Value Fund	201

		1,404

HARBOR INTERNATIONAL EQUITY FUNDS—28.3%
9,616	Harbor International Fund	631
22,378	Harbor International Growth Fund	270
19,377	Harbor Global Value Fund	139
6,406	Harbor Global Growth Fund	139

		1,179

TOTAL HARBOR EQUITY FUNDS (Cost $2,110)		2,583

HARBOR STRATEGIC MARKETS FUNDS—4.8%
(Cost $229)
Shares		Value (000s)

32,309	Harbor Commodity Real Return Strategy Fund	$198

HARBOR FIXED INCOME FUNDS—33.1%
38,258	Harbor High-Yield Bond Fund	423
70,260	Harbor Bond Fund	848
10,025	Harbor Real Return Fund	104

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,403)		1,375

TOTAL INVESTMENTS—100.0% (Cost $3,742)		4,156

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$4,156

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—72.1%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—39.2%
25,074	Harbor Capital Appreciation Fund	$1,241
71,158	Harbor Mid Cap Growth Fund	810
42,894	Harbor Small Cap Growth Fund	652
181,511	Harbor Large Cap Value Fund	1,875
73,523	Harbor Mid Cap Value Fund	1,223
35,689	Harbor Small Cap Value Fund	968

		6,769

HARBOR INTERNATIONAL EQUITY FUNDS—32.9%
46,422	Harbor International Fund	3,049
108,020	Harbor International Growth Fund	1,303
93,466	Harbor Global Value Fund	668
30,944	Harbor Global Growth Fund	668

		5,688

TOTAL HARBOR EQUITY FUNDS (Cost $9,764)		12,457

HARBOR STRATEGIC MARKETS FUNDS—4.0%
(Cost $813)
Shares		Value (000s)
111,255	Harbor Commodity Real Return Strategy Fund	$682

HARBOR FIXED INCOME FUNDS—23.9%
133,666	Harbor High-Yield Bond Fund	1,476
205,505	Harbor Bond Fund	2,481
17,319	Harbor Real Return Fund	179

TOTAL HARBOR FIXED INCOME FUNDS (Cost $4,187)		4,136

TOTAL INVESTMENTS—100.0% (Cost $14,764)		17,275

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$17,275

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—82.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—44.6%
4,902	Harbor Capital Appreciation Fund	$243
13,972	Harbor Mid Cap Growth Fund	159
8,408	Harbor Small Cap Growth Fund	128
35,564	Harbor Large Cap Value Fund	368
14,347	Harbor Mid Cap Value Fund	239
7,007	Harbor Small Cap Value Fund	190

		1,327

HARBOR INTERNATIONAL EQUITY FUNDS—37.5%
9,107	Harbor International Fund	598
21,130	Harbor International Growth Fund	255
18,343	Harbor Global Value Fund	131
6,057	Harbor Global Growth Fund	131

		1,115

TOTAL HARBOR EQUITY FUNDS (Cost $2,095)		2,442

HARBOR STRATEGIC MARKETS FUNDS—3.8%
(Cost $130)
Shares		Value (000s)
18,474	Harbor Commodity Real Return Strategy Fund	$113

HARBOR FIXED INCOME FUNDS—14.1%
15,208	Harbor High-Yield Bond Fund	168
20,911	Harbor Bond Fund	253

TOTAL HARBOR FIXED INCOME FUNDS (Cost $427)		421

TOTAL INVESTMENTS—100.0% (Cost $2,652)		2,976

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,976

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2013 (Unaudited)

HARBOR EQUITY FUNDS—90.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—48.9%
31,201	Harbor Capital Appreciation Fund	$1,544
88,782	Harbor Mid Cap Growth Fund	1,010
53,337	Harbor Small Cap Growth Fund	811
226,023	Harbor Large Cap Value Fund	2,335
91,340	Harbor Mid Cap Value Fund	1,519
44,534	Harbor Small Cap Value Fund	1,208

		8,427

HARBOR INTERNATIONAL EQUITY FUNDS—41.1%
57,944	Harbor International Fund	3,805
134,602	Harbor International Growth Fund	1,624
116,563	Harbor Global Value Fund	834
38,508	Harbor Global Growth Fund	831

		7,094

TOTAL HARBOR EQUITY FUNDS (Cost $12,034)		15,521

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $612)
Shares		Value (000s)

84,502	Harbor Commodity Real Return Strategy Fund	$518

HARBOR FIXED INCOME FUNDS—7.0%
43,504	Harbor High-Yield Bond Fund	481
59,837	Harbor Bond Fund	722

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,213)		1,203

TOTAL INVESTMENTS—100.0% (Cost $13,859)		17,242

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$17,242

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2013 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2012 or July 31, 2013, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2013 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, Level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2013, each Fund held not more than 10% of the outstanding shares of each Underlying Fund and the Funds, in aggregate, held 44% of Harbor Global Value Fund and 13% of Harbor Global Growth Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2013 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,064	$679	$(329)	$350
Harbor Target Retirement 2010 Fund	3,362	113	(93)	20
Harbor Target Retirement 2015 Fund	11,143	599	(291)	308
Harbor Target Retirement 2020 Fund	25,915	1,994	(652)	1,342
Harbor Target Retirement 2025 Fund	8,506	719	(194)	525
Harbor Target Retirement 2030 Fund	21,393	2,752	(443)	2,309
Harbor Target Retirement 2035 Fund	3,742	476	(62)	414
Harbor Target Retirement 2040 Fund	14,764	2,712	(201)	2,511
Harbor Target Retirement 2045 Fund	2,652	347	(23)	324
Harbor Target Retirement 2050 Fund	13,859	3,495	(112)	3,383

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.TR.0713

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 25th day of September, 2013 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser - Chairman, President and
Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	September 25, 2013

By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 25, 2013